February 22, 1996



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE       Princor Cash Management Fund, Inc.
         Registration Statement, Form N-1A
         File No. 2-79791


On behalf of the above registrant, we transmit herewith for filing pursuant to the Securities Act of 1933 the following:

     1. Post-Effective Amendment No. 19 to the above registration statement, and

     2. Representation of Counsel to the effect that no material events have occurred since the date of the most recent previous amendment filing.

Please note that February 29, 1996 has been selected as the effective date for this filing.

Sincerely



Ernest H. Gillum
Assistant Secretary

EHG/sal

cc       Ernst & Young
         Jones & Blouch

February 21, 1996



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re  Princor Cash Management Fund, Inc.
    Registration Statement, Form N-1A
    File No. 2-79791


In my capacity as Counsel for the above-referenced Registrant, I have supervised the preparation of the attached Post-Effective Amendment to Form N-1A. I hereby represent that the amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Sincerely



Michael D. Roughton
Counsel

MDR/sal

Attachment

                                            Registration No. 2-79791

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 19 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                       PRINCOR CASH MANAGEMENT FUND, INC.

               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH, L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)
              immediately upon filing pursuant to paragraph (b)of Rule 485
       X      on February 29, 1996 pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------

     Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933; Registrant intends to file a Rule 24f-2 Notice for the fiscal year ended October 31, 1995 on or before December 19, 1995.

     This Prospectus describes a family of investment companies ("Princor Funds") which has been organized by Principal Mutual Life Insurance Company and which provides the following range of investment objectives:

                              Growth-Oriented Funds

Princor Balanced Fund, Inc. (formerly known as Princor Managed Fund, Inc.) seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Princor Blue Chip Fund, Inc. seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Princor Capital Accumulation Fund, Inc. seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Princor  Emerging  Growth  Fund,  Inc.  seeks  to  achieve   long-term   capital
appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Princor Growth Fund, Inc. seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Princor World Fund, Inc. seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

                              Income-Oriented Funds

Princor Bond Fund, Inc. seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Princor Government Securities Income Fund, Inc. seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest.

There are certain risks unique to GNMA Certificates.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                The date of this Prospectus is February 29, 1996


Princor High Yield Fund, Inc. seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

Princor High Yield Fund, Inc. invests predominantly in lower rated bonds, commonly referred to as "junk bonds" and may invest 100% of its assets in such bonds. Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in this fund. THESE ARE SPECULATIVE SECURITIES.


Princor Limited Term Bond Fund, Inc. seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.


Princor Tax-Exempt Bond Fund, Inc. seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality tax-exempt fixed income obligations.

Princor Utilities Fund, Inc. seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry.

                               Money Market Funds

Princor Cash Management Fund, Inc. seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Princor Tax-Exempt Cash Management Fund, Inc. seeks, through investment in a professionally managed portfolio of high quality, short-term Municipal Obligations, as high a level of current interest income exempt from federal income tax as is consistent with stability of principal and maintenance of liquidity.


     Each of the Princor Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers three classes of shares: Class A shares, Class B shares and Class R shares. The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund offer only two classes of shares: Class A shares and Class B shares. Each class is sold pursuant to different sales arrangements and bears different expenses. Only Class A and Class B shares are offered through this Prospectus. For more information about the different sales arrangements, see "How to Purchase Shares" and "Offering Price of Fund's Shares ." For information about various expenses borne by each class, see "Overview."

     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

     An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Princor Funds that an investor should know before investing. It should be read and retained for future reference.


     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called a Statement of Additional Information dated February 29, 1996 which is incorporated by reference herein. The Statement of Additional Information and a Prospectus for Class R shares can be obtained free of charge by writing or telephoning the Funds' principal underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


                           TABLE OF CONTENTS

                                                                Page


Overview......................................................    4
Financial Highlights...........................................  10
Investment Objectives, Policies and Restrictions...............  20
    Growth-Oriented Funds......................................  20
    Income-Oriented Funds......................................  23
    Money Market Funds.........................................  30
    Certain Investment Policies and Restrictions...............  33
Risk Factors...................................................  34
How the Funds are Managed......................................  35
How to Purchase Shares.........................................  38
Offering Price of Funds' Shares ...............................  40
Distribution and Shareholder Servicing Plans and Fees..........  40
Determination of Net Asset Value of Funds' Shares..............  42
Distribution of Income Dividends and Realized Capital Gains ...  42
Tax Treatment of the Funds, Dividends and Distributions .......  43
How to Exchange Shares.........................................  44
How to Sell Shares.............................................  45
Periodic Withdrawal Plan.......................................  48
Performance Calculation........................................  49
General Information About a Fund Account.......................  49
Retirement Plans...............................................  51
Shareholder Rights.............................................  51
Additional Information.........................................  52


     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. Currently, shares of the Funds are not available for sale in New Hampshire or Vermont, in any U.S. possession or in Canada or any other foreign country. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds Manager. Because the Princor Funds use a combined Prospectus there may be a possibility that one Fund might become liable for any misstatements, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.

OVERVIEW

     The following overview should be read in conjunction with the detailed information appearing elsewhere in the Prospectus.

     The Princor Funds are separately incorporated, open-end diversified management investment companies. Each of the Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers three classes of shares: Class A, Class B and Class R shares. The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund offer only Class A and Class B shares. Only Class A and Class B Shares are offered through this Prospectus.

What it Costs to Invest

     There are costs to acquire and own many types of investments. Shares of the Princor Funds are no exception. The tables on the next page depict the fees and expenses applicable to the purchase and ownership of shares of each of the Funds. Table A depicts Class A shares and is based on amounts incurred by the Funds during the fiscal year ended October 31, 1995, except as otherwise indicated. Table B depicts Class B shares and is based on amounts incurred by the Funds' during the fiscal year ended October 31, 1995. The tables included as examples indicate the cumulative expenses an investor would pay on an initial $1,000 investment that earns a 5% annual return. Example A assumes the investor redeems the shares and Example B assumes the investor does not redeem the shares. The examples are based on each Fund's Annual Operating Expenses described in Tables A and B. Please remember that the examples should not be considered a representation of future expenses and that actual expenses may be greater or less than those shown.


                                             CLASS A SHARES
     TABLE A
                                                                           Shareholder Transaction Expenses *
                                                            Maximum Sales Load Imposed                   Contingent
                                                                  on Purchases                         Deferred Sales
                       Fund                             (as a percentage of offering price)                Charge
     All Funds Except the Limited Term Bond Fund
        and Money  Market Funds                                        4.75%                                None**
     Limited Term Bond Fund                                            1.50%                                None**
     Money Market Funds                                                None                                 None




                                                                        Annual Fund Operating Expenses
                                                                    (as a percentage of average net assets)
                                                    Management            12b-1           Other            Total Operating
                       Fund                             Fee                Fee           Expenses             Expenses
     Balanced Fund                                     .60%               .25%            .52%                  1.37%
     Blue Chip Fund                                    .50                .25             .63                   1.38
     Bond Fund                                         .50                .24             .20                    .94***
     Capital Accumulation Fund                         .45                .11             .19                    .75
     Cash Management Fund                              .38                None            .34                    .72***
     Emerging Growth Fund                              .64                .25             .58                   1.47
     Government Securities Income Fund                 .46                .19             .22                    .87
     Growth Fund                                       .48                .22             .46                   1.16
     High Yield Fund                                   .60                .25             .60                   1.45
     Limited Term Bond Fund                            .50                .15             .15                    .80****
     Tax-Exempt Bond Fund                              .48                .20             .15                    .83
     Tax-Exempt Cash Management Fund                   .50                None            .19                    .69***
     Utilities Fund                                    .60                .25             .45                   1.30
     World Fund                                        .74                .25             .64                   1.63

     * A wire charge of up to $6.00 will be deducted for all wire transfers. **Purchases of $1 million or more are not subject to an initial sales charge but may be subject to a contingent deferred sales chargeof .75% (.25% for Limited Term Bond Fund) on redemptions that occur within 18 months of purchase. See "Offering Price of Funds' Shares."
     *** After  waiver.
     ****Estimated expenses after waiver.

                                                CLASS B SHARES
    TABLE B                                                            Shareholder Transaction Expenses*
                                                                                           Contingent Deferred Sales Charge
                                                       Maximum Sales Load                   (as a percentage of the lower of
                                                      Imposed on Purchases                    the original purchase price
                    Fund                       (as a percentage of offering price)               or redemption proceeds)

     All Funds Except Limited Term Bond Fund          None                       4.0% in the first two years, declining
                                                                                          to 1% in the sixth year and eliminated
                                                                                          thereafter

     Limited Term Bond Fund                           None
                                                                                          1.25% in the first two years, declining
                                                                                          to .25% in the sixth year and eliminated
                                                                                          thereafter.

                                                                        Annual Fund Operating Expenses
                                                                    (as a percentage of average net assets)
                                                    Management          12b-1            Other           Total Operating
                  Fund                                 Fee               Fee            Expenses            Expenses

     Balanced Fund                                     .60%              .88%             .43%                1.91%
     Blue Chip Fund                                    .50               .84              .56                 1.90
     Bond Fund                                         .50               .89              .20                 1.59**
     Capital Accumulation Fund                         .45               .88              .17                 1.50
     Cash Management Fund                              .38               .75              .29                 1.42**
     Emerging Growth Fund                              .64               .91              .49                 2.04
     Government Securities Income Fund                 .46               .90              .17                 1.53
     Growth Fund                                       .48               .90              .42                 1.80
     High Yield Fund                                   .60               .91              .59                 2.10
     Limited Term Bond Fund                            .50               .50              .15                 1.15***
     Tax-Exempt Bond Fund                              .48               .92              .11                 1.51
     Tax-Exempt Cash Management Fund                   .50               .75              .17                 1.42**
     Utilities Fund                                    .60               .92              .29                 1.81
     World Fund                                        .74               .91              .54                 2.19

     * A wire charge of up to $6.00 will be deducted for all wire transfers. ** After waiver.
     ***Estimated expense after waiver.


  Example A


     You would pay the following  expenses on a $1,000  investment,  assuming (1) 5% annual return and (2) redemption at the end of
     each time period:                             1 Year             3 Years             5 Years           10 Years (a)
                                             -----------------   -----------------   -----------------   -----------------
                                             Class A   Class B   Class A   Class B   Class A   Class B   Class A   Class B
                     Fund                    Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares

     Balanced Fund                             $61       $61       $89       $93      $119      $126      $204       $203
     Blue Chip Fund                            $61       $61       $89       $93      $119      $126       $205      $202
     Bond Fund                                 $57       $58       $76       $83       $97      $110       $157      $163
     Capital Accumulation Fund                 $55       $57       $70       $81       $87      $106       $136      $149
     Cash Management Fund                       $7       $56       $23       $78       $40      $101        $89      $142
     Emerging Growth Fund                      $62       $62       $92       $97      $124      $133       $215      $215
     Government Securities Income Fund         $56       $57       $74       $82       $93      $107       $150      $156
     Growth Fund                               $59       $60       $83       $90      $108      $121       $182      $187
     High Yield Fund                           $62       $62       $91       $98      $123      $136       $213      $219
     Limited Term Bond Fund                   $23       $25       $40       $45       --        --         --        --
     Tax-Exempt Bond Fund                      $56       $57       $73       $81       $91      $106       $145      $153
     Tax-Exempt Cash Management Fund            $7       $56       $22       $78       $38      $101        $86      $141
     Utilities Fund                            $60       $59       $87       $87      $115      $117       $197      $187
     World Fund                                $63       $63       $96      $101      $132      $140       $232      $232

  Example B

     You would pay the following  expenses on the same  investment,  assuming no redemption:
                                                  1 Year             3  Years            5  Years            10 Years(a)
                                             Class A   Class B   Class A   Class  B  Class  A  Class B    Class A   Class B
                     Fund                    Shares     Shares    Shares    Shares    Shares    Shares     Shares    Shares

     Balanced Fund                             $61       $19       $89       $60      $119      $103      $204       $203
     Blue Chip Fund                            $61       $19       $89       $60      $119      $103       $205      $202
     Bond Fund                                 $57       $16       $76       $50       $97       $87       $157      $163
     Capital Accumulation Fund                 $55       $15       $70       $47       $87       $82       $136      $149
     Cash Management Fund                       $7       $14       $23       $45       $40       $78        $89      $142
     Emerging Growth Fund                      $62       $21       $92       $64      $124      $110       $215      $215
     Government Securities Income Fund         $56       $16       $74       $48       $93       $83       $150      $156
     Growth Fund                               $59       $18       $83       $57      $108       $97       $182      $187
     High Yield Fund                           $62       $21       $91       $66      $123      $113       $213      $219
     Limited Term Bond Fund                    $23       $12       $40       $37       --        --         --        --
     Tax-Exempt Bond Fund                      $56       $15       $73       $48       $91       $82       $145      $153
     Tax-Exempt Cash Management Fund            $7       $14       $22       $45       $38       $78        $86      $141
     Utilities Fund                            $60       $17       $87       $54      $115       $93       $197      $187
     World Fund                                $63       $22       $96       $69      $132      $117       $232      $232

     (a) The amount in this column reflects the conversion of Class B shares to Class A shares seven years after the initial purchase.


    The purpose of the preceding tables is to help investors understand the various expenses that they will bear either directly or indirectly. Although Annual Fund Operating Expenses shown in the Expense Table for Class A shares are generally based upon each Fund's actual expenses, the 12b-1 Plan adopted by each of the Funds (except the Money Market Funds which have no such Plan for Class A shares) permits the Underwriter to retain an annual fee of up to .25% of each Fund's average net assets. A portion of this annual fee is considered an asset-based sales charge. Thus, it is theoretically possible for a long-term shareholder of Class A shares, whether acquired directly or by conversion of Class B shares, to pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers. See "Distribution and Shareholder Servicing Plans and Fees", "How to Purchase Shares" and "How the Funds are Managed."

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management and Tax-Exempt Cash Management Funds throughout the fiscal year ended October 31, 1995. Without these waivers, total operating expenses actually incurred by the Funds for the fiscal year ended October 31, 1995 for the Class A shares would have amounted to 1.02% for the Bond Fund, .78% for the Cash Management Fund, .84% for Tax-Exempt Cash Management Fund, and for the Class B shares, 1.62% for the Bond Fund, 1.63% for Cash Management Fund, and 1.89% for Tax-Exempt Cash Management Fund. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds through February 28, 1997 in an amount that will maintain a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis during the period will not exceed, for the Class A shares, .95% for the Bond Fund and .75% for the Money Market Funds, and for the Class B shares, 1.70% for the Bond Fund and 1.75% for the Money Market Funds. The foregoing examples assume the continuation of these waivers throughout the periods shown. The Manager voluntarily waived a portion of its fee for the Utilities Fund through February 29, 1996 in an amount that maintained a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis during the period did not exceed 1.10% for the Class A shares and 1.85% for Class B shares. See "How the Funds are Managed."


     The Manager intends to voluntarily waive its fee and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through February 28, 1997 in such amounts that will maintain a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis will not exceed .90% for Class A shares and 1.25% for Class B shares. Without this waiver, estimated annual total operating expenses incurred by each class of shares would amount to approximately 1.10% for Class A shares and 1.35% for Class B shares.


What the Funds Offer Investors

     Shares of the Funds are purchased by investors as a means to achieve their financial objectives. Investor objectives range from accumulating a vacation fund or investing for retirement or a child's education to generating current income. Investors purchase shares of Funds that have investment objectives that match their own financial objectives. The Funds also offer a choice of varying levels of investment risks to enable the investor to choose one or more Funds the investor believes is a prudent investment given the investor's willingness to assume various risks. The Funds offer:

     Professional Investment Management: Princor Management Corporation is the Manager for each of the Funds. The Manager employs experienced securities analysts to provide shareholders with professional investment management. The Manager decides how and where to invest Fund assets. Investment decisions are based on research into the financial performance of individual companies and specific securities issues, taking into account general economic and market trends. See "How the Funds are Managed."

     Diversification: Mutual Funds allow shareholders to diversify their assets across dozens of securities issued by a number of issuers. In addition, a shareholder may further diversify by investing in several of the Funds. Diversification reduces investment risk.

     Economies  of  Scale:   Pooling  individual   shareholders'  money  creates
administrative efficiencies and, in certain Funds, saves on brokerage commissions through round-lot orders and quantity discounts. By pooling money with other investors, shareholders can invest indirectly in many more securities than they could on their own.

     Liquidity: Upon request, each Fund will redeem all or part of an investor's shares and promptly pay the current net asset value of the shares redeemed, less any applicable contingent deferred sales charge. See "How to Sell Shares."

     Dividends: Each Fund will normally declare a dividend payable to shareholders from investment income in accordance with its distribution policy. Dividends payable for Class B shares will be lower than dividends payable for Class A shares. See "Distribution of Income Dividends and Realized Capital Gains."

     Convenient Investment and Recordkeeping Services: Generally, shareholders of any of the Funds (except the Money Market Funds) will receive a statement of account each time there is a transaction that effects their account and shareholders of the Money Market Funds will receive a monthly statement of account. However, certain shareholders will receive quarterly statements in lieu of other statements. See "General Information About a Fund Account." In addition, shareholders may complete certain transactions and access account information by telephoning 1-800-247-4123.

Investment Objectives of the Funds

                              Growth-Oriented Funds

           Fund                                 Investment Objectives

Princor Balanced Fund, Inc. Total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

Princor Blue Chip Fund, Inc. Growth of capital and growth of income.  In seeking to achieve its objective, the Fund will invest primarily in common stocks of well-capitalized, established companies which the Fund's Manager believes to have the potential for growth of capital, earnings and dividends.

Princor Capital Accumulation Fund, Inc. Long-term capital appreciation with a secondary objective of growth of investment income. The Fund seeks to achieve its objectives primarily through the purchase of common stocks, but the Fund may invest in other securities.

Princor Emerging Growth Fund, Inc. Long-term capital appreciation. The Fund invests primarily in securities of emerging and other growth-oriented companies.

Princor Growth Fund, Inc. Growth of capital. The Fund seeks to achieve its objective through the purchase primarily of common stocks, but the Fund may invest in other securities.

Princor World Fund, Inc. Long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

                              Income-Oriented Funds

       Fund                                   Investment Objectives

Princor Bond Fund, Inc. As high a level of income as is consistent with preservation of capital and prudent investment risk. This Fund invests primarily in investment-grade bonds.

Princor Government Securities Income Fund, Inc. A high level of current income, liquidity and safety of principal. The Fund seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Fund shares are not guaranteed by the United States Government.

Princor High Yield Fund, Inc. High current income. Capital growth is a secondary objective when consistent with the objective of high current-income. The Fund will invest primarily in high yielding, lower or non-rated fixed-income securities (commonly known as "junk bonds").


Princor Limited Term Bond Fund, Inc. A high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.


Princor Tax-Exempt Bond Fund, Inc. As high a level of current interest income exempt from federal income tax as is consistent with preservation of capital. This Fund invests primarily in investment-grade, tax-exempt, fixed-income obligations.

Princor Utilities Fund, Inc. Current income and long-term growth of income and capital. The Fund invests primarily in equity and fixed-income securities of companies engaged in the public utilities industry.


                               Money Market Funds

       Fund                                     Investment Objectives

Princor Cash Management Fund, Inc. As high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity. The Fund invests in money market instruments.

Princor Tax-Exempt Cash Management Fund, Inc. As high a level of current interest income exempt from federal income tax as is consistent with stability of principal and the maintenance of liquidity. The Fund invests in high-quality, short-term municipal obligations.

     There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

The Risks of Investing

     Because the Funds have different investment objectives, each Fund is subject to varying degrees of financial and market risks and current income volatility. Financial risk refers to the earnings stability and overall financial soundness of an issuer of an equity security and to the ability of an issuer of a debt security to pay interest and principal when due. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general and, with particular reference to debt securities, to changes in the overall level of interest rates. Current income volatility refers to the degree and rapidity with which changes in the overall level of interest rates become reflected in the level of current income of a Fund. See "Risk Factors", and "Investment Objectives, Policies and Restrictions."

How to Buy Shares

     An individual investor can become a shareholder by completing the application that accompanies this Prospectus and mailing it, along with a check, to Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Funds. The initial investment for the Growth-Oriented Funds must be at least $300 and the initial investment for the Income-Oriented Funds and Money Market Funds must be at least $1,000. An IRA may be established with a minimum of $250. See "Retirement Plans." The minimum subsequent investment is $50 ($100 for Money Market Funds). Lower minimum initial and subsequent purchase amounts are available to shareholders who make regular periodic investments under a Systematic Accumulation Plan. See "How to Purchase Shares." Class B shares of the Money Market Funds may only be purchased by an exchange from other Class B shares. See "How to Exchange Shares."

     Each Fund offers three classes of shares through Princor and other dealers which it selects. Only two classes of shares are offered through this Prospectus, Class A shares and Class B shares. The two classes of shares bear sales charges in different forms and amounts and bear different expense levels.


     Class A shares. An investor who purchases less than $1 million of Class A shares of any of the Princor Funds (except the Money Market Funds) pays a sales charge at the time of purchase. The sales charge ranges from a high of 4.75% (1.50% for Limited Term Bond Fund) on purchases of up to $50,000 to a low of 0% on purchases of $1 million or more. Purchases of $1 million or more are subject to a .75% (.25% of the Limited Term Bond Fund) contingent deferred sales charge applicable for redemptions that occur within 18 months from the date of purchase. Certain purchases of Class A shares qualify for reduced sales charges. See "How to Purchase Shares" and "Offering Price of Funds' Shares." Class A shares for each of the Funds (except the Money Market Funds) currently bear a 12b-1 fee at the annual rate of up to 0.25% (.15% for the Limited Term Bond
Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees." All shares outstanding as of the close of business on December 2, 1994 have been classified as Class A shares.


     Class A shares of the Money Market Funds are sold without a sales charge at the net asset value next determined after receipt of an order. Under most circumstances, the net asset value will remain constant at $1.00 per share; however, there can be no assurance that the net asset value will not change.


     Class B shares. Class B shares for each Fund are sold without an initial sales charge, but are subject to a declining contingent deferred sales charge which begins at 4% (1.25% for the Limited Term Bond Fund) and declines to zero over a six-year schedule. Class B shares of the Money Market Funds may be purchased only by exchange from other Class B shares. Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. Class B shares will automatically convert into Class A shares, based on relative net asset value, approximately seven years after purchase. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. See "How to Purchase Shares" and "Offering Price of Funds' Shares." Class B shares were first offered to the public on December 9, 1994.


How to Exchange Shares

     Shares of Princor Funds may be exchanged for shares of the same Class of other Princor Funds without a sales charge or administrative fee under certain conditions as described under "How to Exchange Shares." In addition, Class A shares of the Money Market Funds acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Class B shares of any Growth-Oriented or Income-Oriented Fund. Shares may be exchanged by telephone or written request. An exchange is a sale for tax purposes. Also, dividends and capital gains distributions from shares of a Class of one Princor Fund may be automatically "cross-reinvested" in shares of the same Class of another Princor Fund. See "Distribution of Income Dividends and Realized Capital Gains."

How to Sell Shares


     Shareholders may sell (redeem) shares by mail or by telephone. Redemption proceeds will generally be mailed to the shareholder on the next business day after the redemption request is received in good order. Upon proper authorization certain redemptions may be processed through a selected dealer. Automatic redemptions of a specified amount may also be made through a Periodic Withdrawal Plan. In addition, shareholders of Class A shares of the Money Market Funds may redeem shares by writing a check against their account balance and by establishing a preauthorized withdrawal service on their account. Redemptions of Class A shares are generally made at net asset value with out charge. However, Class A share purchases of $1 million or more may be subject to a .75% (.25% for the Limited Term Bond Fund) contingent deferred sales charge if redeemed within 18 months of purchase. Redemptions of Class B shares within six years of purchase will generally be subject to a contingent deferred sales charge. See "Offering Price of Funds' Shares" and "How to Sell Shares."


FINANCIAL HIGHLIGHTS

     The following financial highlights for each of the ten years in the period ended October 31, 1995, or since the Fund's inception if a shorter period of time, have been derived from financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report thereon has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes and other financial information for each Fund incorporated by reference herein. The financial statements, which contain additional information regarding the performance of the Funds, may be obtained by shareholders, without charge, by telephoning 1-800-451-5447.

GROWTH-ORIENTED FUNDS


Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions
                                                          Net Realized
                                                               and

                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments  Operations    Income   Capital Gains Distributions of Period

   Princor Balanced Fund, Inc.(b)
     Class A
     Year Ended October 31,
       1995                             $12.43     $.41      $1.31        $1.72      $(.36)       $(.05)        $(.41)       $13.74
       1994                              13.26      .32       (.20)         .12       (.40)        (.55)         (.95)        12.43
       1993                              12.78      .35      1 .14         1.49       (.37)        (.64)        (1.01)        13.26
       1992                              11.81      .41        .98         1.39       (.42)          -           (.42)        12.78
       1991                               9.24      .46       2.61         3.07       (.50)          -           (.50)        11.81
       1990                              11.54      .53      (1.70)       (1.17)      (.59)        (.54)        (1.13)         9.24
       1989                              11.09      .61        .56         1.17       (.56)        (.16)         (.72)        11.54
     Period Ended October 31, 1988(c)     9.96      .40       1.02         1.42       (.29)          -           (.29)        11.09

     Class B
     Period Ended October 31, 1995(f)    11.80      .31       1.90         2.21       (.30)          -           (.30)        13.71

   Princor Blue Chip Fund, Inc.

     Class A
     Year Ended October 31,
       1995                              12.45      .24       2.55         2.79       (.21)          -           (.21)        15.03
       1994                              11.94      .20        .57          .77       (.26)          -           (.26)        12.45
       1993                              11.51      .21        .43          .64       (.18)        (.03)         (.21)        11.94
       1992                              10.61      .17        .88         1.05       (.15)          -           (.15)        11.51
     Period Ended October 31, 1991(g)    10.02      .10        .57          .67       (.08)          -           (.08)        10.61

     Class B
     Period Ended October 31, 1995(f)    11.89      .15       3.10         3.25       (.15)          -           (.15)        14.99

   Princor Capital Accumulation
   Fund, Inc.

     Class A
     Year Ended October 31,
       1995                              20.83      .45       3.15         3.60       (.39)        (.35)         (.74)        23.69
       1994                              21.41      .39        .93         1.32       (.41)       (1.49)        (1.90)        20.83
       1993                              21.34      .43       1.67         2.10       (.43)       (1.60)        (2.03)        21.41
       1992                              19.53      .45       1.82         2.27       (.46)          -           (.46)        21.34
       1991                              14.31      .49       5.24         5.73       (.51)          -           (.51)        19.53
       1990                              18.16      .52      (3.64)       (3.12)      (.40)        (.33)         (.73)        14.31
     Four Months Ended
     October 31, 1989 (h)                19.11      .18       (.06)         .12       (.29)        (.78)        (1.07)        18.16
     Year Ended June 30,
       1989                              18.82      .53       1.10         1.63       (.51)        (.83)        (1.34)        19.11
       1988                              21.66      .44      (1.06)        (.62)      (.41)       (1.81)        (2.22)        18.82
       1987                              20.47      .31       3.33         3.64       (.30)       (2.15)        (2.45)        21.66
       1986                              16.60      .61       4.94         5.55       (.72)        (.96)        (1.68)        20.47

     Class B
     Period Ended October 31, 1995(f)    19.12      .33       4.46         4.79       (.30)          -           (.30)        23.61

                                                                        Ratios/Supplemental Data


                                                                                 Ratio of Net
                                                                     Ratio of     Investment
                                                    Net Assets at   Expenses to   Income to    Portfolio
                                           Total    End of Period     Average      Average     Turnover
                                          Return(a) (in thousands)  Net Assets   Net Assets      Rate

   Princor Balanced Fund, Inc.(b)
        Class A
     Year Ended October 31,
       1995                                14.18%    $  57,125        1.37%        3.21%        35.8%
       1994                                  .94%       53,366        1.51%        2.70%        14.4%
       1993                                12.24%       39,952        1.35%        2.78%        27.5%
       1992                                11.86%       31,339        1.29%        3.39%        30.6%
       1991                                34.09%       23,372        1.30%        4.25%        23.6%
       1990                               (11.28)%      18,122        1.32%        5.22%        33.7%
       1989                                11.03%       20,144        1.25%        5.45%        30.2%
     Period Ended October 31, 1988(c)     12.42%(d)     16,282        1.12%(e)     4.51%(e)     65.2%(e)

     Class B
     Period Ended October 31, 1995(f)     18.72%(d)      1,263        1.91%(e)     2.53%(e)     35.8%(e)

   Princor Blue Chip Fund, Inc.

     Class A
     Year Ended October 31,
       1995                               22.65%        35,212       1.38%         1.83%        26.1%
       1994                                6.58%        27,246       1.46%         1.72%         5.5%
       1993                                5.65%        23,759       1.25%         1.87%        11.2%
       1992                                9.92%        19,926       1.56%         1.49%        13.5%
     Period Ended October 31, 1991(g)      6.37%(d)     12,670       1.71%(e)      1.67%(e)      0.4%(e)

     Class B
     Period Ended October 31, 1995(f)     26.94%(d)      1,732       1.90%(e)       .97%(e)     26.1%(e)

   Princor Capital Accumulation
   Fund, Inc.

     Class A
     Year Ended October 31,
       1995                               17.94%       339,656        .75%         2.08%        46.0%
       1994                                6.67%       285,965        .83%         2.02%        31.7%
       1993                               10.42%       240,016        .82%         2.16%        24.8%
       1992                               11.67%       190,301        .93%         2.17%        38.3%
       1991                               40.63%       152,814        .99%         2.72%        19.7%
       1990                              (17.82)%      109,507       1.10%         3.10%        27.7%
     Four Months Ended
     October 31, 1989(h)                    .44%(d)    122,685       1.10%(e)      2.87%(e)     19.7%(e)
     Year Ended June 30,
       1989                                9.53%       117,473       1.00%         3.04%        28.1%
       1988                               (2.30)%       97,147        .96%         2.40%        27.9%
       1987                               20.93%        93,545        .98%         1.73%        20.0%
       1986                               36.51%        55,763        .93%         3.59%        44.5%

     Class B
     Period Ended October 31, 1995(f)     25.06%(d)      2,248       1.50%(e)      1.07%(e)     46.0%(e)

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or contingent deferred sales charge.

(b) Effective December 5, 1994, the name of Princor Managed Fund, Inc. was changed to Princor Balanced Fund, Inc.

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.08 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.12 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9,1994, date Class B shares first offered to the public, through October 31, 1995. The Growth Funds Class B shares recognized no net investment income for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994. The Growth Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:

                                              Per Share
                                              Unrealized
              Fund                              (Loss)
     Princor Balanced Fund, Inc.                (0.19)
     Princor Blue Chip Fund, Inc.               (0.15)
     Princor Capital Accumulation
       Fund, Inc.                               (0.46)

(g) Period from March 1, 1991, date shares first offered to public, through October 31, 1991. Net investment income, aggregating $.01 per share for the period from the initial purchase of shares on February 11, 1991 through February 28, 1991, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred unrealized gains on investments of $.01 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(h) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions
                                                          Net Realized
                                                               and
                                      Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at  Invest-     Gain        from      from Net   Distributions               Value at
                                      Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                      of Period  Income   Investments  Operations    Income   Capital Gains Distributions of Period
   Princor Emerging Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1995                             $25.08     $.12      $6.45       $6.57      $(.06)       $(.14)       $(.20)        $31.45
       1994                              23.56      -         1.61        1.61         -          (.09)        (.09)         25.08
       1993                              19.79      .06       3.82        3.88       (.11)          -          (.11)         23.56
       1992                              18.33      .14       1.92        2.06       (.15)        (.45)        (.60)         19.79
       1991                              11.35      .17       7.06        7.23       (.21)        (.04)        (.25)         18.33
       1990                              14.10      .31      (2.59)      (2.28)      (.37)        (.10)        (.47)         11.35
       1989                              12.77      .26       2.02        2.28       (.15)        (.80)        (.95)         14.10
     Period Ended October 31, 1988(b)    10.50      .06       2.26        2.32       (.05)          -          (.05)         12.77
     Class B
     Period Ended October 31,1995(e)     23.15      -         8.18        8.18       (.02)          -          (.02)         31.31

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              31.14      .35       6.67        7.02       (.31)        (.63)        (.94)         37.22
       1994                              30.41      .26       2.56        2.82       (.28)       (1.81)       (2.09)         31.14
       1993                              28.63      .40       2.36        2.76       (.42)        (.56)        (.98)         30.41
       1992                              25.92      .39       3.32        3.71       (.40)        (.60)       (1.00)         28.63
       1991                              16.57      .41       9.32        9.73       (.38)          -          (.38)         25.92
       1990                              19.35      .35      (1.99)      (1.64)      (.34)        (.80)       (1.14)         16.57
     Four Months Ended
       October 31, 1989(f)               18.35      .08       1.17        1.25       (.16)        (.09)        (.25)         19.35
     Year Ended June 30,
       1989                              19.84      .32        .36         .68       (.29)       (1.88)       (2.17)         18.35
       1988                              23.27      .26      (2.08)      (1.82)      (.22)       (1.39)       (1.61)         19.84
       1987                              21.85      .21       3.72        3.93       (.27)       (2.24)       (2.51)         23.27
       1986                              17.07      .32       6.31        6.63       (.38)       (1.47)       (1.85)         21.85
     Class B
     Period Ended October 31, 1995(e)    28.33      .21       8.76        8.97       (.20)          -          (.20)         37.10

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1995                               7.44      .08       (.02)        .06       (.03)        (.19)        (.22)          7.28
       1994                               6.85      .01        .64         .65       (.02)        (.04)        (.06)          7.44
       1993                               5.02      .03       1.98        2.01       (.05)        (.13)        (.18)          6.85
       1992                               5.24      .06       (.14)       (.08)      (.06)        (.08)        (.14)          5.02
       1991                               4.64      .05        .58         .63       (.03)          -          (.03)          5.24
       1990                               4.66      .09       (.04)        .05       (.07)          -          (.07)          4.64
     Ten Months Ended
       October 31, 1989(g)                4.58      .07        .07         .14       (.06)          -          (.06)          4.66
     Year Ended December 31,
       1988 (h)                           3.88      .12        .67         .79       (.09)          -          (.09)          4.58
       1987 (h)                           8.55      .12       (.96)       (.84)      (.08)       (3.75)       (3.83)          3.88
       1986 (h)                           7.32      .45       2.17        2.62       (.44)        (.95)       (1.39)          8.55
       1985 (h)                           6.07      .07       1.49        1.56       (.09)        (.22)        (.31)          7.32
     Class B
     Period Ended October 31, 1995(e)     6.71      .05        .51         .56       (.03)          -          (.03)          7.24

                                                                         Ratios/Supplemental Data


                                                                                Ratio of Net
                                                                    Ratio of    Investment
                                                   Net Assets at   Expenses to   Income to   Portfolio
                                         Total     End of Period     Average      Average     Turnover
                                        Return(a)  (in thousands)  Net Assets   Net Assets     Rate

   Princor Emerging Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              26.41%     $150,611         1.47%         .47%       13.5%
       1994                               6.86%       92,965         1.74%         .02%        8.1%
       1993                              19.66%       48,668         1.66%         .26%        7.0%
       1992                              11.63%       29,055         1.74%         .80%        5.8%
       1991                              64.56%       17,174         1.78%        1.14%        8.4%
       1990                             (16.80)%       8,959         1.94%        2.43%       15.8%
       1989                              19.65%        8,946         1.79%        2.09%       13.5%
     Period Ended October 31, 1988(b)    19.72%(c)     6,076         1.52%(d)      .84%(d)    19.5%(d)
     Class B
     Period Ended October 31,1995 (e)    35.65%(c)     8,997         2.04%(d)     (.17)%(d)   13.5%(d)

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              23.29%      174,328         1.16%        1.12%       12.2%
       1994                               9.82%      116,363         1.30%         .95%       13.6%
       1993                               9.83%       80,051         1.26%        1.40%       16.4%
       1992                              14.76%       63,405         1.19%        1.46%       15.6%
       1991                              59.30%       45,892         1.13%        1.85%       10.6%
       1990                              (9.20)%      28,917         1.18%        1.88%        9.7%
     Four Months Ended
       October 31, 1989 (f)               6.83%(c)    32,828         1.22%(d)     1.25%(d)    50.1%(d)
     Year Ended June 30,
       1989                               4.38%       31,770         1.08%        1.78%        9.7%
       1988                              (7.19)%      34,316         1.00%        1.29%       24.9%
       1987                              20.94%       37,006         1.01%        1.07%        4.0%
       1986                              42.69%       26,493          .98%        1.75%       29.0%
     Class B
     Period Ended October 31, 1995(e)    31.48%(c)     8,279         1.80%(d)      .31%(d)    12.2%(d)

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1995                               1.03%      126,554         1.63%        1.10%       35.4%
       1994                               9.60%      115,812         1.74%         .10%       13.2%
       1993                              41.39%       63,718         1.61%         .59%       19.5%
       1992                              (1.57)%      35,048         1.69%        1.23%       19.9%
       1991                              13.82%       26,478         1.72%        1.36%       27.6%
       1990                                .94%       16,044         1.79%        1.89%       37.9%
     Ten Months Ended
       October 31, 1989(g)                2.98%(c)    13,928         1.55%(d)     1.82%(d)    32.4%(d)
   Year Ended December 31,
       1988(h)                           20.25%       13,262         1.55%        1.43%       56.9%
       1987(h)                          (10.13)%       3,943         2.09%         .83%      183.0%
       1986(h)                           36.40%        9,846         2.17%         .73%      166.0%
       1985(h)                           25.88%        2,525         2.25%        1.13%       55.9%
     Class B
     Period Ended October 31, 1995(e)     9.77%(c)     3,908         2.19%(d)      .58%(d)    35.4%(d)

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.04 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized gains on investments of $.46 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(c)  Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. The Growth Funds Class B shares recognized no net investment income for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994. The Growth Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:

                                            Per Share
                                           Unrealized
               Fund                          (Loss)

     Princor Emerging Growth Fund, Inc.      (0.77)
     Princor Growth Fund, Inc.               (0.86)
     Princor World Fund, Inc.                (0.07)

(f) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

(g) Effective January 1, 1989, the fund changed its fiscal year-end from December 31 to October 31.

(h) The investment manager of Princor World Fund, Inc. was changed on August 1, 1988 to the current manager, Princor Management Corporation. The years 1983 through 1987 are not covered by the current independent auditor's report.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions
                                                          Net Realized
                                                               and
                                      Net Asset   Net    Unrealized     Total     Dividends                               Net Asset
                                       Value at  Invest-    Gain        from      from Net   Distributions                 Value at
                                      Beginning   ment   (Loss) on   Investment  Investment      from          Total         End
                                      of Period  Income  Investments Operations    Income    Capital Gains Distributions  of Period

   Princor Bond Fund, Inc.
     Class A
     Year Ended October 31,
       1995                             $10.27   $.78(b)    $1.16      $1.94       $(.78)       $(.01)        $(.79)        $11.42
       1994                              11.75    .78(b)    (1.47)      (.69)       (.78)        (.01)         (.79)         10.27
       1993                              10.97    .81(b)      .79       1.60        (.81)        (.01)         (.82)         11.75
       1992                              10.65    .85(b)      .32       1.17        (.85)          -           (.85)         10.97
       1991                               9.99    .88(b)      .65       1.53        (.87)          -           (.87)         10.65
       1990                              10.57    .86        (.55)       .31        (.89)          -           (.89)          9.99
       1989                              10.37    .87         .25       1.12        (.86)        (.06)         (.92)         10.57
     Period Ended October 31, 1988(c)     9.95    .80(b)      .38       1.18        (.76)          -           (.76)         10.37
     Class B
     Period Ended October 31, 1995(f)    10.19    .63(b)     1.19       1.82        (.60)          -           (.60)         11.41

   Princor Cash Management Fund, Inc.
     Class A
     Year Ended October 31,
       1995                               1.000   .052(b)     -          .052       (.052)         -           (.052)         1.000
       1994                               1.000   .033(b)     -          .033       (.033)         -           (.033)         1.000
       1993                               1.000   .026(b)     -          .026       (.026)         -           (.026)         1.000
       1992                               1.000   .036(b)     -          .036       (.036)         -           (.036)         1.000
       1991                               1.000   .061(b)     -          .061       (.061)         -           (.061)         1.000
       1990                               1.000   .074(b)     -          .074       (.074)         -           (.074)         1.000
     Four Months Ended
       October 31, 1989(g)                1.000   .027(b)      -         .027       (.027)         -           (.027)         1.000
     Year Ended June 30,
       1989                               1.000   .080(b)     -          .080       (.080)         -           (.080)         1.000
       1988                               1.000   .060        -          .060       (.060)         -           (.060)         1.000
       1987                               1.000   .053        -          .053       (.053)         -           (.053)         1.000
       1986                               1.000   .065        -          .065       (.065)         -           (.065)         1.000
     Class B
     Period Ended October 31, 1995(f)     1.000   .041(b)     -          .041       (.041)         -           (.041)         1.000

   Princor Government Securities
   Income Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              10.28    .71        1.02       1.73        (.70)          -           (.70)         11.31
       1994                              11.79    .69       (1.40)      (.71)       (.68)        (.12)         (.80)         10.28
       1993                              11.44    .74         .55       1.29        (.74)        (.20)         (.94)         11.79
       1992                              11.36    .81         .12        .93        (.81)        (.04)         (.85)         11.44
       1991                              10.54    .85         .84       1.69        (.87)          -           (.87)         11.36
       1990                              10.76    .85        (.22)       .63        (.85)          -           (.85)         10.54
     Four Months Ended
       October 31, 1989(g)               10.66    .29         .09        .38        (.28)          -           (.28)         10.76
     Year Ended June 30,
       1989                              10.33    .87         .32       1.19        (.86)          -           (.86)         10.66
       1988                              10.40    .89        (.05)       .84        (.88)        (.03)         (.91)         10.33
       1987                              10.82    .86        (.13)       .73        (.87)        (.28)        (1.15)         10.40
       1986                              10.55   1.24         .49       1.73       (1.26)        (.20)        (1.46)         10.82
     Class B
     Period Ended October 31, 1995(f)    10.20    .56        1.07       1.63        (.54)          -           (.54)         11.29

                                                              Ratios/Supplemental Data

                                                                    Ratio of   Ratio of Net
                                                   Net Assets at  Expenses to   Income to   Portfolio
                                          Total    End of Period    Average      Average    Turnover
                                        Return(a)  (in thousands) Net Assets    Net Assets    Rate

   Princor Bond Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              19.73%      $106,962       .94%(b)       7.26%        5.1%
       1994                              (6.01)%       88,801       .95%(b)       7.27%        8.9%
       1993                              15.22%        85,015       .92%(b)       7.19%        9.3%
       1992                              11.45%        62,534       .88%(b)       7.95%        8.4%
       1991                              16.04%        37,825       .80%(b)       8.66%         .9%
       1990                               3.08%        22,719      1.22%          8.40%        3.6%
       1989                              11.54%        13,314      1.24%          8.59%        0.0%
     Period Ended October 31, 1988(c)    11.59%(d)     10,560       .70%(b)(e)    8.85%(e)    63.9%(e)
     Class B
     Period Ended October 31, 1995(f)    17.98%(d)      2,708      1.59%(b)(e)    6.30%(e)     5.1%(e)

   Princor Cash Management Fund, Inc.
     Class A
     Year Ended October 31,
       1995                               5.36%       623,864       .72%(b)       5.24%        N/A
       1994                               3.40%       332,346       .70%(b)       3.27%        N/A
       1993                               2.67%       284,739       .67%(b)       2.63%        N/A
       1992                               3.71%       247,189       .65%(b)       3.66%        N/A
       1991                               6.29%       262,543       .61%(b)       5.95%        N/A
       1990                               7.65%       151,007       .93%(b)       7.36%        N/A
     Four Months Ended
       October 31, 1989(g)                2.63%(d)    124,895      1.04%(b)(e)    7.86%(e)     N/A
     Year Ended June 30,
       1989                               8.15%       120,149      1.00% (b)      8.21%        N/A
       1988                               6.18%        51,320      1.02%          6.06%        N/A
       1987                               5.34%        45,015      1.02%          5.33%        N/A
       1986                               6.71%        35,437      1.10%          6.76%        N/A
     Class B
     Period Ended October 31, 1995(f)     4.19%(d)        208      1.42%(b)(e)    4.50%(e)     N/A

   Princor Government Securities
   Income Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              17.46%       261,128       .87%          6.57%       10.1%
       1994                              (6.26)%      249,438       .95%          6.35%       24.8%
       1993                              11.80%       236,718       .93%          6.38%       52.6%
       1992                               8.49%       161,565       .95%          7.04%       54.3%
       1991                              16.78%        94,613       .98%          7.80%       14.9%
       1990                               6.17%        71,806      1.07%          8.15%       22.4%
     Four Months Ended
       October 31, 1989(g)                3.63%(d)     55,702      1.07%(e)       8.18%(e)     5.2%(e)
     Year Ended June 30,
       1989                              12.37%        56,848       .96%          8.58%        -
       1988                               8.60%        59,884       .82%          8.65%        -
       1987                               7.00%        65,961       .92%          7.93%       17.6%
       1986                              17.37%        43,576       .60%          9.33%      141.2%
     Class B
     Period Ended October 31, 1995(f)     16.07%(d)     4,699      1.53%(e)      5.68%(e)     10.1%(e)

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b)  Without  the  Manager's  voluntary  waiver of a portion  of  certain of its expenses for the periods (year, except as noted in the financial statements) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                Per Share  Ratio of Expenses
                               Net Invest-  to Average Net    Amount
        Fund             Year  ment Income     Assets         Waived

Princor Bond Fund, Inc.
   Class A              1995       $.77       1.02%          $86,018
                        1994        .77       1.09%          120,999
                        1993        .79       1.07%          111,162
                        1992        .82       1.11%          110,868
                        1991        .84       1.15%          100,396
                        1988(c)     .76       1.12%(e)        31,187
   Class B              1995(f)     .62       1.62%(e)           300

Princor Cash Management
  Fund, Inc.
   Class A              1995        .052       .78%          296,255
                        1994        .031       .90%          595,343
                        1993        .025       .84%          468,387
                        1992        .035       .80%          385,328
                        1991        .059       .79%          433,196
                        1990        .073      1.01%          106,841
                        1989**      .026      1.06%(e)       101,625
                        1989*       .079      1.11%            9,558
   Class B              1995(f)     .041      1.63%(e)           104

*   Year ended June 30, 1989
**  Four months ended October 31, 1989

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. Certain of the Income Funds Class B shares recognized net investment income as follows, for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994, none of which was distributed to the sole shareholder, Princor
     Management Corporation. Additionally, the Income Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the intitial public offering of Class B shares:

                                    Per Share           Per Share
                                 Net Investment        Unrealized
              Fund                   Income             (Loss)
              --------------------------------------------------
     Princor Bond Fund, Inc.          .01                  -
     Princor Government Securities
       Income Fund, Inc.              .01                (.02)

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                              and
                                       Net Asset    Net    Unrealized     Total    Dividends                              Net Assets
                                       Value at   Invest-     Gain        from      from Net  Distributions               Value at
                                       Beginning   ment    (Loss) on   Investment  Investment      from          Total        End
                                       of Period  Income  Investments  Operations    Income   Capital Gains Distributions of Period
   Princor High Yield Fund, Inc.
     Class A
     Year Ended October 31,
       1995                             $ 7.83    $ .68      $ .20       $  .88     $ (.65)       $  -         $ (.65)      $8.06
       1994                               8.36      .63       (.51)         .12       (.65)          -           (.65)       7.83
       1993                               8.15      .71        .21          .92       (.71)          -           (.71)       8.36
       1992                               7.86      .79        .29         1.08       (.79)          -           (.79)       8.15
       1991                               7.12      .88        .80         1.68       (.94)          -           (.94)       7.86
       1990                               9.47     1.10      (2.35)       (1.25)     (1.09)         (.01)       (1.10)       7.12
       1989                              10.44     1.10       (.83)         .27      (1.09)         (.15)       (1.24)       9.47
     Period Ended October 31, 1988(b)     9.97      .98(c)     .38         1.36       (.89)          -           (.89)      10.44
     Class B
     Period Ended October 31, 1995(f)     7.64      .53        .38          .91       (.50)          -           (.50)       8.05


   Princor Tax-Exempt Bond Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              10.93      .65       1.05         1.70       (.65)          -           (.65)      11.98
       1994                              12.62      .64      (1.54)        (.90)      (.63)         (.16)        (.79)      10.93
       1993                              11.62      .66       1.11         1.77       (.66)         (.11)        (.77)      12.62
       1992                              11.47      .68        .19          .87       (.69)         (.03)        (.72)      11.62
       1991                              10.82      .69        .68         1.37       (.70)         (.02)        (.72)      11.47
       1990                              11.06      .68       (.25)         .43       (.67)          -           (.67)      10.82
     Four Months Ended
       October 31, 1989(g)               11.18      .22       (.12)         .10       (.22)          -           (.22)      11.06
     Year Ended June 30,
       1989                              10.40      .69        .77         1.46       (.68)          -           (.68)      11.18
       1988                              10.51      .71        .06          .77       (.72)         (.16)        (.88)      10.40
       1987                              10.75      .72       (.11)         .61       (.73)         (.12)        (.85)      10.51
     Period Ended June 30, 1986 (h)      10.95      .22       (.24)        (.02)      (.18)          -           (.18)      10.75
     Class B
     Period Ended October 31, 1995(f)    10.56      .50       1.38         1.88       (.48)          -           (.48)      11.96

   Princor Tax-Exempt Cash
   Management Fund, Inc.
     Class A
     Year Ended October 31,
       1995                               1.000     .032(c)    -            .032      (.032)         -           (.032)      1.000
       1994                               1.000     .021(c)    -            .021      (.021)         -           (.021)      1.000
       1993                               1.000     .020(c)    -            .020      (.020)         -           (.020)      1.000
       1992                               1.000     .028(c)    -            .028      (.028)         -           (.028)      1.000
       1991                               1.000     .043(c)    -            .043      (.043)         -           (.043)      1.000
       1990                               1.000     .053(c)    -            .053      (.053)         -           (.053)      1.000
       1989                               1.000     .058(c)    -            .058      (.058)         -           (.058)      1.000
     Period Ended October 31, 1988(i)     1.000     .005(c)    -            .005      (.005)         -           (.005)      1.000
     Class B
     Period Ended October 31, 1995(f)     1.000     .021(e)    -            .021      (.021)         -           (.021)      1.000

   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1995                               9.25      .48(c)    1.70         2.18       (.49)          -           (.49)      10.94
       1994                              11.45      .46(c)   (2.19)       (1.73)      (.45)         (.02)        (.47)       9.25
     Period Ended October 31, 1993(j)    10.18      .35(c)    1.27         1.62       (.35)          -           (.35)      11.45
     Class B
     Period Ended October 31, 1995(f)     9.20      .40(c)    1.77         2.17       (.44)          -           (.44)      10.93

                                                              Ratios/Supplemental Data


                                                                              Ratio of Net
                                                                   Ratio of    Investment
                                                   Net Assets at  Expenses to  Income to   Portfolio
                                         Total     End of Period   Average      Average     Turnover
                                         Return(a) (in thousands) Net Assets  Net Assets      Rate
   Princor High Yield Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              11.73%      $ 23,396       1.45%        8.71%       40.3%
       1994                               1.45%        19,802       1.46%        7.82%       27.2%
       1993                              11.66%        19,154       1.35%        8.57%       23.4%
       1992                              14.35%        16,359       1.41%        9.69%       28.2%
       1991                              25.63%        13,195       1.50%       12.06%       14.2%
       1990                             (14.51)%        9,978       1.45%       12.99%       15.8%
       1989                               2.68%        12,562       1.43%       11.22%       19.9%
     Period Ended October 31, 1988(b)    14.15%(d)     10,059        .77%(e)(c) 10.55%(e)    73.2%(e)
     Class B
     Period Ended October 31, 1995(f)    12.20%(c)        633       2.10%(d)     7.78%(d)    40.3%(d)

   Princor Tax-Exempt Bond Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              16.03%       179,715        .83%        5.67%       17.6%
       1994                              (7.41)%      171,425        .91%        5.49%       20.6%
       1993                              15.70%       177,480        .89%        5.45%       20.3%
       1992                               7.76%       106,661        .99%        5.96%       22.9%
       1991                              13.09%        62,755       1.01%        6.24%       13.1%
       1990                               4.06%        46,846       1.11%        6.31%        2.6%
     Four Months Ended
       October 31, 1989(g)                 .90%(d)     36,877       1.24%(e)     6.18%(e)     5.1% (e)
     Year Ended June 30,
       1989                              14.64%        31,278       1.07%        6.54%        2.1%
       1988                               7.76%        22,812        .95%        7.00%       11.0%
       1987                               5.60%        19,773        .70%        6.70%       40.8%
     Period Ended June 30, 1986 (h)       (.16)%(d)     8,486        .20%(e)     8.60%(e)     0.0%(e)
     Class B
     Period Ended October 31, 1995(f)    17.97%(c)      3,486       1.51%(d)     4.78%(d)    17.6%(d)

   Princor Tax-Exempt Cash
   Management Fund, Inc.
     Class A
     Year Ended October 31,
       1995                               3.24%        99,887        .69%(e)     3.19%         N/A
       1994                               2.11%        79,736        .67%(c)     2.08%         N/A
       1993                               1.99%        79,223        .66%(c)     1.96%         N/A
       1992                               2.86%        69,224        .65%(c)     2.84%         N/A
       1991                               4.36%        71,469        .61%(c)     4.27%         N/A
       1990                               5.40%        58,301        .71%(c)     5.26%         N/A
       1989                               5.88%        42,639        .60%(c)     5.78%         N/A
     Period Ended October 31, 1988(i)      .47%(d)     6,000        .26%(e)(c)  5.24%(e)      N/A
     Class B
     Period Ended October 31, 1995(f)     2.19%(c)         27       1.42%(d)(e)  2.40%(d)      N/A

   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              24.36%        65,873       1.04%(e)     4.95%       13.0%
       1994                             (15.20)%       56,747       1.00%(c)     4.89%       13.8%
     Period Ended October 31, 1993(j)    15.92%(d)     50,372       1.00%(e)(c)  4.48%(e)     4.3%(e)
     Class B
     Period Ended October 31, 1995(f)    24.18%(c)      3,952       1.72%(d)(e)  3.84%(d)    13.0%(d)

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of Fund shares.

(c) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                Per Share  Ratio of Expenses
                               Net Invest-  to Average Net    Amount
        Fund            Year   ment Income     Assets         Waived
Princor High Yield
  Fund, Inc.            1988(b)   $.95         1.33%(e)     $  32,609

Princor Tax-Exempt Cash
  Management Fund, Inc.
   Class A              1995       .031         .84%          138,574
                        1994       .019         .85%          150,515
                        1993       .018         .83%          131,442
                        1992       .026         .82%          134,497
                        1991       .040         .83%          147,279
                        1990       .050         .96%          123,656
                        1989       .053        1.04%          125,604
                        1988(i)    .004         .76%(e)         2,630

   Class B              1995(f)    .018        1.89%(e)            99

Princor Utilities
  Fund, Inc.
   Class A              1995       .46         1.30%          151,145
                        1994       .41         1.50%          284,836
                        1993(j)    .32         1.54%(e)       139,439

   Class B              1995(f)    .40         1.81%(e)         1,338

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. Certain of the Income Funds Class B shares recognized net investment income as follows, for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994, none of which was distributed to the sole shareholder, Princor
     Management Corporation. Additionally, the Income Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:

                                      Per Share       Per Share
                                    Net Investment   Unrealized
                 Fund                  Income          (Loss)
     Princor High Yield Fund, Inc.      .01            (0.03)
     Princor Tax-Exempt
       Bond Fund, Inc.                   -             (0.05)
     Princor Utilities Fund, Inc.       .01            (0.01)

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

(h) Period from March 20, 1986, date shares first offered to public, through June 30, 1986. Net investment income and net unrealized appreciation of investments, for the period from the initial purchase of shares on December 18, 1985 through March 19, 1986, amounted to $.14 and $.94, respectively, per share. All dividends from net investment income, from December 18, 1985 through March 19, 1986, were distributed to the sole stockholder, Principal Mutual Life Insurance Company.

(i) Period from September 30, 1988, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.005 per share, for the period from the initial purchase of shares on August 23, 1988 through September 29, 1988, was recognized and distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. This represented activities of the Fund prior to the initial public offering of Fund shares.

(j) Period from December 16, 1992, date shares first offered to public, through October 31, 1993. Net investment income, aggregating $.05 per share for the period from the initial purchase of shares on November 16, 1992 through December 15, 1992, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the fund incurred unrealized gains on investments of $.13 per share during the initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

 INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

     GROWTH-ORIENTED FUNDS

     The Princor Growth-Oriented Funds currently include four Funds which seek capital appreciation through investments in equity securities (Capital Accumulation Fund, Emerging Growth Fund, Growth Fund and World Fund), one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund) and one Fund which seeks growth of capital and growth of income primarily through investments in common stocks of well capitalized, established companies (Blue Chip Fund).

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and sponsored and unsponsored American Depository Receipts (ADRs) based on any of the foregoing securities. Unsponsored ADRs are not created by the issuer of the underlying security, may be subject to fees imposed by the issuing bank that, in the case of sponsored ADRs, would be paid by the issuer of a sponsored ADR and may involve additional risks such as reduced availability of information about the issuer of the underlying security. The Blue Chip, Capital Accumulation, Emerging Growth, Growth and World Funds will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, a Growth-Oriented Fund may, for temporary defensive purposes, place all or a portion of its assets in cash (on which the Fund would earn no income), cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. When investing for temporary defensive purposes a Growth-Oriented Fund is not investing so as to achieve its investment objective. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Princor Balanced Fund
     The investment objective of Princor Balanced Fund is to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the Manager's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Manager will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates, and changes in fiscal or monetary policies. The Fund may invest up to 20% of its assets in foreign securities. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Princor High Yield Fund for information concerning risks associated with below-investment grade bonds. The Fund will not concentrate its investments in any industry.

     In selecting common stocks, the Manager seeks companies which the Manager believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Manager determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Manager may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

      The Fund may invest in the following  short-term money market investments:
U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of one billion dollars.

     The United States Government securities in which the Fund may invest consist of U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Princor Blue Chip Fund
     The objective of Princor Blue Chip Fund is growth of capital and growth of income. Growth of income means increasing the Fund's investment income which is primarily derived from dividends earned on portfolio securities. In seeking to achieve its objective, the Fund will invest primarily in common stocks of well capitalized, established companies which the Fund's manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of blue chip companies.

     Blue chip companies are defined as those companies with market capitalizations of at least $1 billion. Blue chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of blue chip investments should make the market for such stocks attractive to many investors.

     Examples of blue chip companies currently eligible for investment by the Fund include, but are not limited to, companies such as General Electric Company, Ford Motor Company, Exxon Corporation, Merck & Company, Inc., Digital Equipment Corporation, Capital Cities ABC, Inc., J.P. Morgan & Co. and Coca Cola Company. In general, the Fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change.

     The Fund's Manager may invest up to 35% of the Fund's total assets in equity securities, other than common stock, issued by companies that meet the investment criteria for blue chip companies and in equity securities issued by companies that do not meet those criteria. The Manager does not intend to invest regularly in speculative securities, which are those issued by new, unseasoned companies or by companies that have limited product lines, markets, financial resources or management, but it may from time to time invest not more than 5% of the Fund's total assets in those kinds of securities. The Fund may invest up to 20% of its assets in securities of foreign issuers. The foreign securities in which the Fund may invest need not be issued by companies that meet the investment criteria for blue chip companies. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

 Princor Capital Accumulation Fund
     The primary objective of Princor Capital Accumulation Fund is long-term capital appreciation. A secondary objective is growth of investment income.


     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objectives, investments will be made in securities which as a group appear to offer prospects for capital and income growth. Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.


Princor Emerging Growth Fund
     The objective of Princor Emerging Growth Fund is to achieve long-term capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Fund may invest, for any period of time, in any industry and in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Fund will invest at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less. The Fund may invest up to 20% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     There can be, of course, no assurance that the Fund will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are able to assume the risk of investing in securities of emerging and growth-oriented companies and prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs. Since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.

Princor Growth Fund
     The objective of Princor Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital.

     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.

Princor World Fund
     The investment objective of Princor World Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Manager intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Fund expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the World Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     The Fund may invest in the securities of other investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

     INCOME-ORIENTED FUNDS


     The Princor Funds currently include five Funds which seek a high level of income through investments in fixed-income securities and one fund which seeks current income and long-term growth of income and capital through investments in equity and fixed-income securities of public utilities companies. These Funds are Princor Bond Fund, Princor Government Securities Income Fund, Princor High Yield Fund, Princor Limited Term Bond Fund, Princor Tax-Exempt Bond Fund, and Princor Utilities Fund, collectively referred to as the "Income-Oriented Funds." Each Fund has rating limitations with regard to the quality of securities that may be held in the portfolio. The rating limitations apply at the time of acquisition of a security and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").


Princor Bond Fund
     The investment objective of Princor Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     Under normal circumstances, the Fund will invest at least 65% of its assets in bonds in one or more of the following categories: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in the following securities: domestic and foreign corporate debt securities, preferred stocks, common stocks that provide returns that compare favorably with the yields on fixed income investments, common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. Securities rated below BBB or Baa are commonly referred to as junk bonds. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB- by S&P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Princor High Yield Fund for information concerning risks associated with below investment grade bonds.

     During the fiscal year ended October 31, 1995, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

         Moody's Rating                Portfolio Percentage
               Aa                              .97%
                A                            16.78%
               Baa                           78.67%
               Ba                             1.92%
                B                             1.66%

     The above percentage for A rated securities include .39% of unrated securities which have been determined by the Manager to be of comparable quality.

     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.

Princor Government Securities Income Fund
     The objective of Princor Government Securities Income Fund is a high level of current income, liquidity and safety of principal.

     The Fund will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Fund may maintain reasonable amounts of cash or short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of long-term investments.

     Depending on market conditions, a substantial portion of the assets may be invested in GNMA Certificates of the modified pass-through type and in repurchase agreements collateralized by such obligations. GNMA is a United States Government corporation within the Department of Housing and Urban Development. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA Certificates, which are the only kind in which the Fund intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Fund. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature), and, therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result the net asset value of Fund shares will fluctuate as interest rates change.

     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Fund at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

     The FNMA and FHLMC securities in which the Fund invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marking Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Fund invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by an agency and is traded regularly in denominations similar to those in which government obligations are traded.

     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Fund may enter into contracts with dealers in GNMA Certificates whereby the Fund agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Fund may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Fund may also purchase optional delivery standby commitments which give the Fund the right to sell particular GNMA Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Fund. To the extent the Fund engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Fund becomes obligated to purchase securities on a delayed delivery basis, the Fund has all the rights and risks attendant to the ownership of a security except that no interest accrues to the purchaser until delivery. At the time the Fund enters into a binding obligation to purchase such securities, Fund assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Fund's total assets that may be committed to transactions in such agreements.

Princor High Yield Fund
     Princor High Yield Fund's primary investment objective is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Fund is designed for investors willing to assume additional risk in return for above average income.

     In seeking to attain the Fund's objective of high current income, the Fund invests primarily in high yielding, lower or nonrated fixed-income securities (commonly known as "junk bonds"), constituting a diversified portfolio which the Fund Manager believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities (both debt and preferred stock) or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be invested in common stocks and other equity securities in which the Growth-Oriented Funds may invest when these types of investments are consistent with the objective of high current income.

     The Fund seeks to invest its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P or in unrated securities which the Fund's Manager believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Fund will not invest in securities rated below Caa by Moody's and below CCC by S&P.

     The rating services' descriptions of securities rating categories in which the Fund may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The higher-yielding, lower-rated securities in which the High Yield Fund invests present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly-rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for higher-yielding, lower-rated securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the High Yield Fund and the ability of the issuers of the securities held by it to pay principal and interest. A default by an issuer may result in the Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Fund invests contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Investors should carefully consider their ability to assume the risks of investing in lower-rated securities before making an investment in the Fund, and should be prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs.

     The Fund seeks to minimize the risks of investing in lower-rated securities through diversification, investment analysis and attention to current developments in interest rates and economic conditions. Because the Fund invests primarily in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Manager's ability than would be the case if the Fund were investing in securities in the higher rating categories. Although the Fund's Manager considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. There are risks in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities, and credit rating agencies may fail to make timely changes in credit ratings to reflect subsequent events. The Manager's analysis includes traditional security analysis considerations such as the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. In addition, the Manager analyzes general business conditions and other factors such as anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. The Manager continuously monitors the issuers of portfolio securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities' liquidity so the Fund can meet redemption requests. During the fiscal year ended October 31, 1995, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

      Moody's Rating                             Portfolio Percentage
            Baa                                         2.27%
            Ba                                         41.53%
             B                                         55.72%
             C                                           .48%

The above percentages for Ba and B rated securities include unrated securities in the amount of .65% and .34%, respectively, which have been determined by the Manager to be of comparable quality.

     There may be times when, in the Manager's judgment, unusual market or economic conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may employ alternative strategies, primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may temporarily invest in money-market instruments of all types, higher-rated fixed-income securities or any other fixed-income securities that the Fund considers consistent with such strategy. The yield to maturity on these securities would generally be lower than the yield to maturity on lower-rated fixed-income securities. It is impossible to predict when, or for how long, such alternative strategies will be utilized.

     The Fund's Manager buys and sells securities for the Fund principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with its investment objectives, the Fund may sell securities that have appreciated in value because of declines in interest rates. It may also trade securities for the purpose of seeking short-term profits. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.


Princor Limited Term Bond Fund
     The objective of Princor Limited Term Bond Fund is to seek a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less. The Fund seeks to achieve its objective by investing primarily in high grade, short-term debt securities.


     The Fund will invest, under normal circumstances, at least 80% of its total assets in securities issued or guaranteed by the United States ("U.S.") Government or its agencies or instrumentalities (as described in the discussion of Princor Government Securities Income Fund) and other debt securities of U.S. issuers rated within the three highest grades used by Standard & Poor's (AAA, AA or A) or by Moody's (Aaa, Aa, or A) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager. The balance of the Fund's assets may be invested in debt securities rated in the fourth highest grade by the major rating services (i.e., at least "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Corporation, or their equivalents) or, if not rated, judged to be of comparable quality. Securities rated BBB or Baa are considered investment grade securities having adequate capacity to pay interest and repay principal. Such securities may have speculative characteristics, however, and changes in economic and other conditions are more likely to lead to a weakened capacity of the issuer of such securities to make principal and interest payments than is the case with higher rated securities. Under normal circumstances, the Fund will maintain a dollar weighted average maturity of not more than five years. In determining the average maturity of the Fund's portfolio, the Manager may adjust the maturity dates on callable or prepayable securities to reflect the Manager's judgment regarding the likelihood of such securities being called or prepaid.

     The Fund may also invest in other debt securities including corporate debt securities such as bonds, notes and debentures, mortgage-backed securities including collateralized mortgage obligations and other asset-backed securities. For a more complete description of asset-backed securities, see "Princor Government Securities Income Fund" discussion.

     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes, may invest up to 100% of its assets in cash or cash equivalents.

Princor Tax-Exempt Bond Fund
     The objective of Princor Tax-Exempt Bond Fund is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of securities issued by or on behalf of state or local governments or other public authorities. Interest on these obligations ("Municipal Obligations") is exempt from federal income tax in the opinion of bond counsel to the issuer.

     The Fund will invest, during normal market conditions, at least 80% of its total assets in Municipal Obligations which, at the time of purchase, meet the following standards: (a) Municipal Bonds rated within the four highest grades by
(i) Moody's, these ratings are: Aaa, Aa, A and Baa or (ii) S&P, these ratings are: AAA, AA, A and BBB; (b) Municipal Notes rated within the highest grade by Moody's (MIG-1) or S&P (SP-1); (c) Municipal Commercial Paper rated within the highest grade by Moody's (Prime-1) or S&P (A-1); and (d) unrated Municipal Obligations comparable in quality to those described above in the opinion of the Fund's Manager.

     The Fund may invest up to 20% of its total assets in Municipal Obligations that do not meet the standards required for the balance of the portfolio as set forth above. Securities rated below BBB or Baa are commonly referred to as junk bonds. These investments normally will provide an opportunity for higher yield but will be more speculative than Municipal Obligations that meet higher standards. They typically will entail greater price volatility and a higher risk of default, that is, the nonpayment of interest and principal by the issuer. The Fund does not intend to purchase Municipal Obligations that would be in default as to payment of either interest or principal at the time of purchase. As a result, it will not purchase Municipal Bonds rated lower than B by Moody's or S&P (bonds that are predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation) or Municipal Notes or Municipal Commercial Paper which is unrated by either Moody's or S&P and which in the opinion of the Fund's Manager is not comparable in quality to rated obligations. See the discussion of the Princor High Yield Fund for information concerning risks associated with below-investment grade bonds.

     The Fund may also invest from time to time in the following taxable securities which mature one year or less from the time of purchase: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities ("U.S. Government securities"), domestic bank certificates of deposit and bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements ("Taxable Investments"). The Fund will make Taxable Investments primarily for liquidity purposes or as a temporary investment of cash pending its investment in Municipal Obligations. During normal market conditions, the Fund will not invest more than 20% of its total assets in Taxable Investments, the Municipal Obligations identified in the preceding paragraph and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund, however, may temporarily invest more than 20% of its assets in Taxable Investments when in the opinion of the Fund's Manager it is advisable to do so for defensive purposes because of market conditions.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), but it may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizeable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, which are issued by industrial development authorities but may be backed only by the assets and revenues of the non-governmental entities that use the facilities financed by the bonds.

     During the fiscal year ended October 31, 1995, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

        Moody's Rating                             Portfolio Percentage
              Aaa                                         2.49%
              AA                                         26.66%
               A                                         33.29%
              Baa                                        30.98%
              Ba                                          3.52%

     The above percentages for AA, A and Baa rated securities include unrated securities in the amount of 1.31%, 3.54% and 6.22%, respectively, which have been determined by the Manager to be of comparable quality.

     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected and the Fund would reevaluate its investment objective and policies and consider changes in its structure.

Princor Utilities Fund
     The investment objective of Princor Utilities Fund is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its investment objective by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the Fund, a company will be considered to be in the public utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. Under normal market conditions, the Fund, as an investment policy, will invest at least 65%, and may invest up to 100%, of its total assets in securities of companies in the public utilities industry, and as a matter of fundamental policy will invest no less than 25% of its total assets in those securities. As a non-fundamental policy, the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

     The Fund invests in both equity securities (as defined previously under "Growth-Oriented Funds") and fixed- income securities (bonds and preferred stock) in the public utilities industry. The Fund does not have any set policies to concentrate within any particular segment of the utilities industry. The Fund will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Manager's determination of how to achieve the Fund's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Manager may choose to allocate up to 100% of the Fund's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities).

     Fixed-income securities in which the Fund may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P, or which, if unrated, are deemed to be of comparable quality by the Fund's Manager. A description of corporate bond ratings is contained in the Appendix to the Statement of Additional Information. The rating services' descriptions of Baa or BBB securities are as follows:
Moody's Investors Service, Inc. Bond ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard and Poor's Corporation Bond Ratings -- BBB:
Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     If a fixed-income security held by the Fund is rated BBB or Baa and is subsequently down graded by a rating agency, the Fund will retain such security in its portfolio until the Manager determines that it is practicable to sell the security without undue market or tax consequences to the Fund.

     While the Fund will invest primarily in the securities of public utility companies, it may invest up to 35% of its total assets in those securities that are permissible investments for the Balanced Fund. See "Princor Balanced Fund" and "Certain Investment Policies and Restrictions." However the Fund will not invest in fixed-income securities rated below Baa by Moody's or BBB by S&P.

     When in the opinion of the Manager current market or economic conditions warrant, the Fund may for temporary defensive purposes place all or a portion of its assets in cash, on which the Fund would earn no income, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes or United States Government securities. When investing for temporary defensive purposes the Fund is not investing so as to achieve its investment objective. The Fund may also maintain reasonable amounts of cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

     The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

     Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

     MONEY MARKET FUNDS

     The Princor Funds currently include two Funds which seek a high level of income through investments in short-term securities. These Funds are Princor Cash Management Fund and Princor Tax-Exempt Cash Management Fund, together referred to as the "Money Market Funds." Securities in which the Money Market Funds will invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     Each of the Money Market Funds will limit its portfolio investments to United States dollar denominated instruments that the Manager, subject to the oversight of the Board of Directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940.
Eligible Securities include:

     (1) A security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security with a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) an unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     Princor Cash Management Fund will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated in the second highest rating category for short-term debt obligations;

     (2) Securities which at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, in the second highest rating category for short-term obligations; and

     (3) Securities which are unrated but are determined by the Fund's Board of Directors to be of comparable quality to securities rated in the second highest rating category for short-term debt obligations.

     Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Each Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at a time when such sales might otherwise not be desirable. Each Fund's right to borrow to facilitate redemptions may reduce the need for such sales. The sale of portfolio securities would be a taxable event. See "Tax Treatment of the Funds, Dividends and Distributions." It is the policy of the Money Market Funds to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets of the Money Market Funds will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since these Funds expect to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Funds will pay any significant brokerage commissions. The Funds are free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of their investment objectives.

Princor Cash Management Fund
     The objective of Princor Cash Management Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

Princor Tax-Exempt Cash Management Fund
     The objective of Princor Tax-Exempt Cash Management Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund seeks to achieve its objective through investment in a professionally managed portfolio of high quality, short-term obligations that have been issued by or on behalf of state or local governments or other public authorities and that pay interest which is exempt from federal income tax in the opinion of bond counsel to the issuer ("Municipal Obligations").

     The Fund may invest in Municipal Obligations with fixed, variable or floating interest rates and may invest in participation interests in pools of Municipal Obligations held by banks or other financial institutions. The Fund may treat a variable or floating interest rate obligation as maturing before its ultimate maturity date if the Fund has acquired a right to sell the obligation that meets requirements established by the Securities and Exchange Commission.

     The Fund expects to invest primarily in variable rate or floating rate instruments. Typically such instruments carry demand features permitting the Fund to redeem at par upon specified notice. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value. The Manager will monitor on an ongoing basis the pricing, quality and liquidity of such instruments and will similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund will treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     The Fund may also invest in bond anticipation notes, tax anticipation notes, revenue anticipation notes, construction loan notes and bank notes issued by governmental authorities to commercial banks as evidence of borrowings. Since these short-term securities frequently serve as interim financing pending receipt of anticipated funds from the issuance of long-term bonds, tax collections or other anticipated future revenues, a weakness in an issuer's ability to obtain such funds as anticipated could adversely affect the issuer's ability to meet its obligations on these short-term securities.

     The Fund may also invest from time to time on a temporary basis in the following taxable securities which mature 397 days or less from the time of purchase: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities ("U.S. Government securities"), domestic bank certificates of deposit and bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements ("Temporary Investments"). The Fund will make Temporary Investments primarily for liquidity purposes or as a temporary investment of cash pending its investment in Municipal Obligations. During normal market conditions, the Fund will not invest more than 20% of its total assets in Temporary Investments. The Fund, however, may temporarily invest more than 20% of its assets in Temporary Investments when in the opinion of the Fund's Manager it is advisable to maintain a temporary "defensive" posture.

     The Fund may invest in the securities of other open-end investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest in other investment companies only for short-term cash management purposes when the advisor anticipates the net return from the investment to be superior to alternatives then available. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), but it may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizeable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, which are issued by industrial development authorities but may be backed only by the assets and revenues of the non-governmental entities that use the facilities financed by the bonds. The Fund, however, will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax, and during normal market conditions, it will limit its investments in such securities and in Temporary Investments to 20% of its total assets.

     Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected, and the Fund would reevaluate its investment objective and policies and consider changes in its structure.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Repurchase Agreements/Lending Portfolio Securities

     Each of the Funds may enter into repurchase agreements with, and each of the Funds, except the Capital Accumulation Fund, Growth Fund and Cash Management Fund, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intends either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 15% (10% for the Government Securities Income Fund) of its total assets or (ii) to lend securities in excess of 30% of its total assets.

Forward Commitments

     From time to time, each of the Income-Oriented Funds and the Balanced Fund may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of these Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Funds, except the Cash Management Fund, Government Securities Income Fund and Tax-Exempt Bond Fund, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the World Fund, the 2% limitation also applies to warrants not listed on the Toronto Stock Exchange.

Borrowing


     As a matter of fundamental policy, each Fund may borrow money only for temporary or emergency purposes. Each of the Funds, except the Balanced Fund, Blue Chip Fund, Bond Fund, Emerging Growth Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund, Utilities Fund and World Fund, may borrow only from banks. Further, each Fund may borrow only in an amount not exceeding 5% of its assets, except:


     (1) the Capital Accumulation Fund and Growth Fund, each of which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made;

     (2) the Cash Management Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made; and

     (3) the Tax-Exempt Cash Management Fund which may borrow in an amount which permits it to maintain a 300% asset coverage and while any such borrowing exceeds 5% of the Fund's total assets no additional purchases of investment securities will be made. If due to market fluctuations or other reasons the Fund's asset coverage falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

Options


     The Balanced Fund, Blue Chip Fund, Bond Fund, Emerging Growth Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund, Utilities Fund and World Fund may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These same Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.


General

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. The investment objectives of the Funds are fundamental and certain investment restrictions designated as such in this Prospectus or in the Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies described in this Prospectus and the Statement of Additional Information are not fundamental and may be changed by the Board of Directors of the appropriate Fund without shareholder approval.

RISK FACTORS

      An investment in any of the Growth-Oriented Funds involves the financial and market risks that are inherent in any investment in equity securities. These risks include changes in the financial condition of issuers, in economic conditions generally and in the conditions in securities markets. They also include the extent to which the prices of securities will react to those changes.

      An investment in any of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due.

     The yields on an investment in either of the Money Market Funds will vary with changes in short-term interest rates. In addition, the investments of each Money Market Fund are subject to the ability of the issuer to pay interest and principal when due.


     Each of the following Princor Funds may invest in foreign securities to the indicated percentage of its assets: World Fund - 100%; Balanced, Blue Chip, Bond, Capital Accumulation, Emerging Growth, High Yield, Limited Term Bond Fund, and Utilities Funds - 20%. Neither the Government Securities Income Fund nor the Tax-Exempt Bond Fund may invest in foreign securities. Investment in foreign securities presents certain risks which may affect a Fund's net asset value. These risks include, but are not limited to, those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, the withholding of taxes on dividends at the source, political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.


HOW THE FUNDS ARE MANAGED


     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. Investment services and certain other services are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager. The Manager for the Funds is Princor Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of January 31, 1996, the Manager served as investment advisor for 26 such funds with assets totaling approximately $3.0 billion.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for each of the Growth-Oriented Funds, the Government Securities Income Fund, Limited Term Bond Fund, and Utilities Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1995 were approximately $15.6 billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager or Invista furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager or Invista is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                              Primarily
         Fund                Responsible Since                            Person Primarily Responsible

Balanced                     April, 1993            Judith A. Vogel, CFA (BA degree, Central College). Vice President,
                                                    Invista Capital Management, Inc. since 1987.

Blue Chip                    March, 1991            Mark T. Williams, CFA (MBA degree, Drake University). Investment
(Fund's inception)                                  Officer, Invista Capital Management, Inc., since 1992; Security Analyst
                                                    1989-1992.Prior thereto, Financial Analyst, Digital Equipment Corporation.

Bond                         December, 1987         Donald D. Brattebo (BBA degree, Upper Iowa University). Second Vice
                             (Fund's inception)     President, Principal Mutual Life Insurance Company since 1990; Prior thereto, Director, Investment Securities.

Capital Accumulation         October, 1969          David L. White, CFA (BBA degree, University of Iowa). Executive Vice
                             (Fund's inception)     President, Invista Capital Management, Inc. since 1984.

Emerging Growth and          December, 1987         Michael R. Hamilton, (MBA degree, Bellarmine College). Vice President,
Growth                       (Fund's inception)     Invista Capital Management, Inc. since 1987.
                             and August, 1987,
                             respectively

Government Securities        May, 1985              Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Income                       (Fund's inception)     Capital Management Company since 1992. Director - Securities Trading,
                                                    Principal Mutual Life Insurance Company 1992; Prior thereto, Associate
                                                    Director.

High Yield                   December, 1987         James K. Hovey, CFA (MBA degree University of Iowa). Director - Invest-
                             (Fund's inception)     ment Securities, Principal Mutual Life Insurance Company since 1990; Prior thereto, Assistant Director Investment Securities.


Limited Term Bond            February, 1996         Martin J. Schafer (BBA degree, University of Iowa).  Vice President, Invista
                             (Fund's inception)     Capital Management Company since 1992.  Director-Securities Trading,
                                                    Principal Mutual Life Insurance Company 1992; Prior thereto, Associate
                                                    Director.


Tax-Exempt Bond              July, 1991             Daniel J. Garrett, CFA (MBA degree, Drake University). Assistant Director -
                                                    Investment Securities, Principal Mutual Life Insurance Company since 1989;
                                                    Prior thereto, Mortgage Banking Research Analyst.

Utilities                    April, 1993            Catherine A. Green, CFA, (MBA degree, Drake University). Vice President,
                                                    Invista Capital Management, Inc. since 1987.

World                        April, 1994            Scott D. Opsal, CFA, (MBA degree, University of Minnesota). Vice President,
                                                    Invista Capital Management, Inc. since 1987.

     Until August 1, 1988 the World Fund's portfolio was managed by Principal Management, Inc. of Edmonton, Canada and Scottsdale, Arizona, which company has changed its name to Sea Investment Management, Inc. The Fund's previous manager and the current manager are unaffiliated. This change in managers should be kept in mind when reviewing historical investment results.

     For a description of the investment and other services provided by the Manager, see "Cost of Manager's Services" in the Statement of Additional Information. The management fee and total Class A share expenses incurred by each Fund for the period ended October 31, 1995 were equal to the following percentages of each Fund's respective average net assets:

                            Class A Shares               Class B Shares
                        ----------------------    ---------------------------
                                      Total                           Total
                        Manager's   Annualized     Manager's        Annualized
                          Fee        Expenses        Fee             Expenses
Balanced                 .60%          1.37%        .60%              1.91%
Blue Chip                .50%          1.38%        .50%              1.90%
Bond                     .50%           .94%*       .50%              1.59%*
Capital Accumulation     .45%           .75%        .45%              1.50%
Cash Management          .38%           .72%*       .38%              1.42%*
Emerging Growth          .64%          1.47%        .64%              2.04%
Government Securities
  Income                 .46%           .87%        .46%              1.53%
Growth                   .48%          1.16%        .48%              1.80%
High Yield               .60%          1.45%        .60%              2.10%
Tax-Exempt Bond          .48%           .83%        .48%              1.51%
Tax-Exempt Cash
  Management             .50%           .69%*       .50%              1.42%*
Utilities                .60%          1.04%*       .60%              1.72%*
World                    .74%          1.63%        .74%              2.19%

*After waiver.

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management, Tax-Exempt Cash Management and Utilities Funds throughout the fiscal year ended October 31, 1995. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds, except the Utilities Fund, through February 28, 1997 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during that period will not exceed, for the Class A shares, .95% for the Bond Fund and .75% for the Money Market Funds, and for the Class B shares, 1.70% for the Bond Fund and 1.75% for the Money Market Funds. The Manager continued its voluntary waiver for the Utilities Fund through February 29, 1996 in an amount that maintained a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis during the period did not exceed 1.10% for the Class A shares and 1.85% for Class B shares. The effect of the waivers is and will be to reduce each Fund's annual operating expenses and increase each Fund's yield.


     The Manager's annual fee for the Limited Term Bond Fund is .50% of the Fund's average net assets. The Manager intends to voluntarily waive its fee and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through February 28, 1997 in such amount that will maintain a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis will not exceed .90% for Class A shares and 1.15% for Class B shares.


     The compensation being paid by the World Fund for investment management services, which currently is equal, on an annual basis, to .75% of the average daily value of the Fund's net assets, is higher than that paid by most funds to their advisors, but it is not higher than the fees paid by many funds with similar investment objectives and policies.

     The Manager and Invista may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between each Fund, the Manager, and Principal Mutual Life Insurance Company provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     Among the expenses paid by each Fund are brokerage commissions on portfolio transactions, the cost of stock issue and transfer and dividend disbursements, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, the cost of shareholder meetings and taxes and interest (if any).

     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc. ("PFS") and Morgan Stanley and Co., each a broker-dealer affiliated with Princor and/or the Manager for each of the Funds. PFS also provides distribution services for the Money Market Funds for which it is compensated by the Manager. These services include, but are not limited to, providing office space, equipment, telephone facilities and various personnel as necessary or beneficial to establish and maintain shareholder accounts. PFS receives a fee from the Manager calculated as a percentage of the average net asset value of shares of each Fund held in PFS client accounts during the period for which PFS provides the services. During the fiscal years ended October 31, 1993, 1994, and 1995, PFS received fees in the amount of $516,939, $539,662, and $991,520 respectively, in consideration of the services it rendered to the Cash Management Fund. During the fiscal years ending October 31, 1993, 1994, and 1995, PFS received fees in the amount of $165,995, $167,309, and $191,789 respectively, in consideration of the services it rendered to the Tax-Exempt Cash Management Fund.

     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company. The Funds reimburse the Manager for the costs of providing these services.

HOW TO PURCHASE SHARES

     Purchases are generally made through registered representatives of Princor or other dealers it selects. If an order and check are properly submitted to Princor, the shares will be issued at the offering price next computed after the order and check are received at Princor's main office. If Fund shares are purchased by telephone order or electronic means and thereafter settled by delivery of a check or a payment by wire, the shares so purchased will be issued at the offering price next computed after the telephone or electronic order is received at Princor's main office. If an order and check are submitted through a selected dealer, the shares will be issued in accordance with the following: An order accepted by a dealer on any day before the close of the New York Stock Exchange and received by Princor before the close of its business on that day will be executed at the offering price computed as of the close of the Exchange on that day. An order accepted by such dealer after the close of the Exchange and received by Princor before its closing on the following business day will be executed at the offering price computed as of the close of the Exchange on such following business day. Dealers have the responsibility to transmit orders to Princor promptly. After an open account has been established, purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.

     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

     Class B shares of the Money Market Funds may be purchased only by an exchange from Class B shares of the Princor Funds. Shares of each of the other Princor Funds may be purchased by mail, by telephone or by exchange from other Princor Funds.

     Investments by Mail. Shares of the Funds may be purchased by submitting a completed application and check made payable to Princor. An application is attached to this Prospectus. A different application is necessary to establish an IRA, TDA, SEP, SAR-SEP or certain employee benefit plans. See "Retirement Plans.".


     Investments by Telephone. Shares of the Funds may be purchased by placing a telephone order with Princor. Princor's telephone number is 1-800-247-4123. Investors must have a current Prospectus for the funds in order to place a telephone order. An investor must provide Princor with the payment for the order within three business days from the date the order is placed. The investor may provide this payment by submitting a check payable to Princor within the time period. In addition, investors may provide the purchase payment by wiring Federal Funds directly to Norwest Bank Iowa, N.A., on a day on which the New York Stock Exchange and Norwest Bank Iowa, N.A. are open for business. The investor should instruct the bank to wire transfer Federal Funds to: Norwest Bank Iowa, N.A., Des Moines, Iowa , ABA No. 073000228; for credit to: Princor Financial Services Corporation, Account No. 073-330; for further credit to: investor's name and account number. Payment for both initial purchases and subsequent purchases may be made by wire.


     Investors may make subsequent purchases by wire to existing accounts without placing a telephone order. However, if a telephone order is not placed, shares will be purchased at the offering price next computed after the wired payment is received by Princor. To make subsequent purchases by wire, the investor should instruct the bank to wire transfer Federal Funds to: Norwest Bank Iowa, N.A., Des Moines, Iowa , ABA No. 073000228; for credit to: Princor Management Corporation, Account No. 3000499968; for further credit to: investor's name and account number. Wire transfers may take two hours or more to complete. Investors may make special arrangements to transmit orders for Money Market Fund shares to Princor prior to 3:00 p.m. (Central Time) on a day when the Fund is open for business with the investor's assurance that payment for such shares will be made by wiring Federal Funds directly to Norwest Bank Iowa, N.A. prior to 10:00 a.m. the following regular business day. Such orders will be effected at the Fund's offering price in effect on the date such purchase order is received by Princor. Wire purchases through a selected dealer may involve other procedures established by that dealer.

     Minimum Purchase Amount. An investor may open an account with any of the Growth-Oriented Funds with a minimum initial investment of $300 or with any of the Income-Oriented or Money Market Funds with a minimum initial investment of $1,000. IRAs may be established with a minimum initial investment of $250. See "Retirement Plans." Additional investments of $50 or more for a Growth-Oriented or Income-Oriented Fund or $100 or more for a Money Market Fund may be made at any time without completing a new application. The minimum initial and subsequent investment amounts are not applicable to accounts used to fund certain employee benefit plans, to accounts designated as receiving accounts in a Dividend Relay Election or to Money Market Fund accounts used as sweep accounts. Each Fund's Board of Directors reserves the right to change or waive minimum investment requirements at any time, which would be applicable to all investors alike.

     Systematic Accumulation Plan. An investor may make regular monthly investments through automatic deductions from the account of a bank or similar financial institution. The minimum monthly purchase is $25 for all Funds except the Money Market Funds, which have a $100 monthly minimum requirement. A $25 minimum monthly purchase may be established for the Money Market Funds if the account value is at least $1,000 at the time the plan is established. Plan forms and preauthorized check agreements are available from Princor on request. There is no obligation to continue the plan and it may be terminated by the investor at any time.

     Each Fund offers investors two classes of shares through this Prospectus which bear sales charges in different forms and amounts:


     Class A Shares. An investor who invests less than $1 million in Class A shares (except Class A shares of the Money Market Funds) pays a sales charge at the time of purchase. As a result, shares purchased are not subject to any charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares purchases of $1 million or more are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge if redeemed within 18 months of purchase. Class A shares of each of the Funds, except the Money Market Funds, currently bear a 12b-1 fee at the annual rate of up to 0.25% (.15% for the Limited Term Bond
Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees."

     Class B Shares. Class B shares are purchased without an initial sales charge, but are subject to a declining contingent deferred sales charge ("CDSC") of up to 4% (1.25% for Limited Term Bond Fund) if redeemed within six years. See "Offering Price of Funds Shares."

     Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. See "Distribution and Shareholder Servicing Plans and Fees." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class B shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 85th month after the purchase date. Class B shares acquired by exchange from Class B shares of another Princor fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


     Which arrangement is better for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased.

OFFERING PRICE OF  FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.


     Class A shares. Class A shares of the Money Market Funds are sold to the public at net asset value; no sales charge applies to purchases of the Money Market Funds. Class A shares of the Growth-Oriented and Income-Oriented Funds are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% (1.50% for the Limited Term Bond Fund) to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor.



                                  Sales Charge for All Funds         Sales Charge for
                                Except Limited Term Bond Fund     Limited Term Bond Fund
                                         Sales Charge                  Sales Charge
                                            as % of:                     as % of:                Dealers Allowances as
                        ----------------------------------------------------------------           % of Offering Price
                                                     Net                          Net         ------------------------------
                                    Offering       Amount           Offering    Amount        All Funds Except  Limited Term
                                     Price        Invested           Price     Invested      Limited Term Bond      Bond
                                   ---------      --------         ---------   --------      -----------------  ------------
Less than $50,000                    4.75%          4.99%            1.50%       1.52%            4.00%             1.25%
$50,000 but less than $100,000       4.25%          4.44%            1.25%       1.27%            3.75%             1.00%
$100,000 but less than $250,000      3.75%          3.90%            1.00%       1.101%           3.25%             0.75%
$250,000 but less than $500,000      2.50%          2.56%            0.75%       0.76%            2.00%             0.50%
$500,000 but less than $1,000,000    1.50%          1.52%            0.50%       0.50%            1.25%             0.25%
$1,000,000 or more                   0              0                0           0                0.75%             0.25%



     CDSC on Class A Shares. Purchases of Class A shares of $1,000,000 or more may be subject to CDSC upon redemption. A CDSC is payable to Princor on these investments in the event of a share redemption within 18 months following the share purchase, at the rate of .75% (.25% for the Limited Term Bond Fund) of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Princor mutual fund will continue to be subject to the CDSC until the original 18 month period expires. However, no CDSC is payable with respect to redemptions of Class A shares used to fund a Princor 401 (a) or Princor 401 (k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets.



     Investors may be eligible to buy Class A shares at reduced sales charges. Consult your registered representative for details about Princor's Rights of Accumulation and Statement of Intention as well as the reduced sales charge available for the investment of certain life insurance and annuity contract death benefits and various Employee Benefit Plans and other plans. Descriptions are also included in the Statement of Additional Information.


     Investors may be able to purchase Class A shares at net asset value. The following persons may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value (without a sales charge): (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of any of the Funds, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries and employees of such persons); (3) The Principal Financial Group Employees' Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company; (5) Sales representatives and employees of sales representatives of Princor or other dealers through which shares of the Funds are distributed; (6) Spouses, surviving spouses and dependent children of the foregoing persons; (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other broker-dealers or financial planners selected by Princor; (9) clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or other dealer within 180 days of the date of the purchase of Class A shares of the Funds, if the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which was subject to a contingent deferred sales charge; (10) Unit Investment Trusts sponsored by Principal Mutual Life Insurance Company and/or its directly or indirectly owned subsidiaries; and (11) certain employee welfare benefit plan customers of Principal Mutual Life Insurance Company for whom Plan Deposit Accounts are established.


     Each of the Funds, except Princor Tax-Exempt Bond Fund and Princor Tax-Exempt Cash Management Fund, have filed an application for an exemptive order with the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Mutual Life Insurance Company. The Funds intend to make an exchange offer to such participants if the SEC grants the order.

     The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60 days notice to shareholders of existing accounts.

     Class B shares. Class B shares (including Class B shares of the Money Market Funds) are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within six years of purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:


                                                       Contingent Deferred Sales Charge
                                                              as a Percentage of
                                                        Dollar Amount Subject to Charge
            Years Since Purchase                For all Funds Except             For Limited Term
                Payments Made                 Limited Term Bond Fund                  Bond Fund
            --------------------              -----------------------            -----------------
     2 years or less                                    4.0%                          1.25%
     more than 2 years, up to  4 years                  3.0%                          0.75%
     more than 4 years, up to  5 years                  2.0%                          0.50%
     more than 5 years, up to 6 years                   1.0%                          0.25%
     more than 6 years                                  None                           None


     In determining how much, if any, a CDSC is payable on a redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the six year period. For information on how sales charges are calculated if shares are exchanged, see "How to Exchange Shares." Princor receives the entire amount of any CDSC paid.

     The CDSC will be waived on redemptions of shares arising out of death or disability or in connection with certain withdrawals from certain retirement plans. See the Statement of Additional Information. Up to 10% of the value of Class B shares subject to a Periodic Withdrawal Plan may also be redeemed each year without a CDSC. See "Periodic Withdrawal Plan."


Non-cash compensation. Princor may, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Princor Funds. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Princor has established a non-cash compensation program for registered representatives of Principal Financial Securities, Inc. ("PFS") based upon sales of shares of the Princor funds during the year ending December 31, 1996. Registered representatives of PFS will receive a choice of promotional items, or will be invited to attend a professional development seminar, receive a subscription for a financial newspaper and an allowance to be used to promote the Princor Funds.


DISTRIBUTION AND SHAREHOLDER SERVICING PLANS AND FEES


     Class A Distribution Plan. Each of the Funds, except the Money Market Funds, has adopted a distribution plan for the Class A shares. The Fund will make payments from its assets to Princor pursuant to this Plan after the end of each month at an annual rate not to exceed 0.25% (.15% for the Limited Term Bond
Fund) of the average daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares but may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

     Class B Distribution Plan. Each of the Funds has adopted a distribution plan for the Class B shares. Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the Limited Term Bond
Fund) of the Fund's average net assets attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.

     Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (1.25% for the Limited Term Bond Fund) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Princor Funds. In addition, Princor may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.


     General. The purpose of the Plans is to permit the Fund to compensate Princor for expenses incurred by it in promoting and distributing Fund shares and providing services to Fund shareholders. If the aggregate payments received by Princor under any of the Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to that Plan, Princor will promptly reimburse the Fund for the amount of the excess. If expenses under a Plan exceed the amount for which Princor may be compensated in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to the Plans that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. The Plans are further described in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

     Each Fund calculates net asset value of a share of each class by dividing the total value of the assets attributable to the class, less all liabilities attributable to the class, by the number of shares outstanding of the class. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Growth-Oriented and Income-Oriented Funds
     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board of Directors that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith through procedures established by the Board.

     As previously described, some of the Funds may purchase foreign securities, whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Funds
     Portfolio securities of the Money Market Funds are valued at amortized cost. For a description of this calculation procedure see the Statement of Additional Information. The Money Market Funds reserve the right to calculate or estimate their net asset values more frequently than once a day if they deem it desirable.

DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS

Growth-Oriented and Income-Oriented Funds
     Any dividends payable on Class B shares of a Fund on a per share basis will be lower then dividends payable on Class A shares of the Fund. Any dividends from the net income of the Growth-Oriented Funds, except the Balanced, Blue Chip and World Funds, normally will be distributed to the respective shareholders semiannually. Any dividends from the net income of the Balanced and Blue Chip Funds will be distributed on a quarterly basis and any dividends from the net income of the World Fund will be distributed annually. Any dividends from the net income of the Income-Oriented Funds, except the Utilities Fund, will normally be distributed monthly. Any dividends from the net income of the Utilities Fund will be distributed quarterly. Distributions from the Funds that make monthly distributions will normally be declared payable on the first business day of each month to shareholders of record at the close of business on the last business day of the preceding month. Distributions for the Funds that make quarterly distributions will normally be declared payable on the last business day of December and the first business day of April, July and October to shareholders of record at the close of business on the preceding business day. Distributions from the Funds that make semiannual distributions will normally be declared payable on the first business day in July and the last business day in December to shareholders of record at the close of business on the last business day prior to distribution. Annual distributions from the World Fund will normally be declared payable on the last business day in December to shareholders of record at the close of business on the last business day prior to distribution. Net realized capital gains for each of the Funds, if any, will be distributed annually, generally the first business day of December. In the open-account application, the shareholder authorizes income dividends and capital gains distributions to be invested in additional Fund shares at their net asset value (without a sales charge) as of the payment date, invested in shares of other Princor Funds or paid in cash. A shareholder may change this authorization without charge at any time by giving ten days written notice to the Fund.

     Any dividends or distributions paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. These dividends or distributions are subject to taxation like other dividends and distributions, even though they are in effect a return of capital. A shareholder of the Tax-Exempt Bond Fund who redeems shares when tax-exempt income has been accrued but not declared as a dividend by that Fund may have the portion of the redemption proceeds which represents such income taxed at capital gains rates.

Money Market Funds
     The Money Market Funds declare dividends of all their daily net investment income on each day the net asset value per share is determined. Dividends for each Fund are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value. Shareholders may request to have their dividends paid out monthly in cash. For such shareholders, the shares reinvested and credited to their account during the month will be redeemed as of the close of business on the 20th day (or the preceding business day if the 20th is not a business day) of each month and the proceeds will be paid to them in cash.

     Net investment income of the Money Market Funds, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund. Dividends payable on Class B shares of each of the Money Market Funds on a per share basis will be lower than dividends payable on Class A shares of the Funds.

     Since it is the policy of each Money Market Fund, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, neither Fund expects any capital gains or losses. If either Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, either Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of each Fund (including realized gains and losses on the portfolio securities) is normally declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in either Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of that Fund in the account.

     Normally each Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net investment income of either Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investment in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors for the Fund.

     The Board of Directors of each Fund may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on the shareholders.

Dividend Relay Election

     Shareholders may elect to have dividends and capital gains distributions from one of the Princor funds invested in shares of the same class of one of the other Princor funds. This Dividend Relay Election can be made on the application or at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends and distributions originate, on 10 days notice by telephone to the Fund. A signature guarantee may be required to make the Dividend Relay Election. See "General Information About a Fund Account." There is no administrative charge for this service. No sales charge will apply to the purchase of shares of the Growth-Oriented or Income-Oriented Funds made pursuant to the election; dividends and distributions are credited to the receiving Fund the day they are paid at the receiving Fund's net asset value for that day. If the Dividend Relay Election is made to direct dividends and distributions from a Fund used to fund the shareholder's retirement plan (for example, an IRA) to a receiving Fund that is not used to fund the shareholder's retirement plan, a taxable distribution from the retirement plan will result. Shareholders should consult their tax advisor prior to making such an election.

     Dividends and distributions derived from shares of the Funds used to fund certain employee benefit plans are not eligible for the Dividend Relay Election.

     If the Dividend Relay Election privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to redeem the account and send the proceeds to the shareholder.

     Shareholders may discontinue the Dividend Relay Election at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends originate, on 10 days notice by telephone to the Fund. The Funds reserve the right to discontinue or modify this service upon 60 days written notice to shareholders.

 TAX-TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS


     It is the policy of each of the Funds to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment applicable to regulated investment companies under the provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amounts so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Funds intend to comply with the Act's requirements and to avoid this excise tax. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities where the ex-dividend date may have passed, in which case such dividends are recorded as soon as the Fund is informed of the ex-dividend date. The Funds are required by law to withhold 31% of dividends paid to investors who do not furnish the Fund their correct taxpayer identification number, which in the case of most individuals is their social security number.


     The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund also intend to qualify to pay exempt-interest dividends to their shareholders. An exempt-interest dividend is that part of dividend distributions made by the Funds which consists of interest received by the Funds on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends when calculating the corporate alternative minimum tax. Persons investing on behalf of a Subchapter S corporation should seek the advice of a tax advisor prior to purchasing shares of the Tax-Exempt Bond Fund or Tax-Exempt Cash Management Fund. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item to determine whether they are subject to the alternative minimum tax. These Funds may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

     If the World Fund should invest the greater part of its assets abroad (as to which no assurance can be given), then in each fiscal year when, at the close of such year, more than 50% of the value of the Fund's total assets are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Internal Revenue Code to permit its shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, shareholders should include in gross income for federal income tax purposes both cash dividends received from the Fund and the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. The shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or else treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit for tax deduction is subject to certain limitations.

     Under the federal income tax law, dividends paid from investment income and from realized short-term capital gains, if any, are generally taxable at ordinary income rates whether received in cash or additional shares. The net income of the Cash Management Fund for purposes of its financial reports and determination of the amount of distributions to shareholders may exceed its net income as determined for tax purposes because certain market discount income will be currently included as income for book purposes but not for tax purposes. Although all net income for book purposes will be distributed to shareholders, such distributions are taxable to shareholders of the Fund as ordinary income only to the extent that they do not exceed the shareholder's ratable share of the Fund's investment income and any short-term capital gain as determined for tax purposes. The balance, if any, will be applied against and will reduce the shareholder's cost or other tax basis for the shares.

     Dividends from net investment income of each of the Funds will be eligible for a 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Dividends from the Income-Oriented Funds, except the Utilities Fund, and the Money Market Funds are not expected to qualify for the 70% dividend received deduction. Dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January will be deemed to have been distributed to shareholders in December. The Funds will inform shareholders of the amount and nature of their income dividends and capital gains distributions. Dividends from net income and distributions of capital gains may also be subject to state and local taxation.


     Additional information regarding taxation is included in the Statement of Additional Information. Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

HOW TO EXCHANGE SHARES


     Class A shares for all of the Funds (except the Money Market Funds and the Limited Term Bond Fund), or Class B shares for all of the Funds may be exchanged at net asset value for shares of the same class of any other Princor Fund described in the Prospectus, at any time. Class A shares of the Limited Term Bond Fund may be exchanged at net asset value for Class A shares of any of the other Princor Funds at any time 90 days after the purchase of such shares. The CDSC that might apply if Class B shares, or certain Class A shares, are redeemed will not apply if these shares are exchanged. However, for purposes of computing the CDSC on the shares acquired through the exchange, the length of time the acquired shares have been owned by a shareholder will be measured from the date of original purchase of the exchanged shares and the amount of the CDSC will be determined based upon the CDSC table to which the exchanged shares were subject. Thus, when shares acquired through the exchange are redeemed, the redemption may be subject to the CDSC, depending upon when the exchanged shares were originally purchased.

     Class A shares of Princor Cash Management Fund or Princor Tax-Exempt Cash Management Fund acquired by direct purchase are not included in the net asset value exchange privilege. However, Class A shares of these two Funds acquired by exchange of any other Princor Fund shares, or by conversion of Class B shares, and additional shares which have been purchased by reinvesting dividends earned on Class A shares, may be exchanged for other Class A shares without a sales charge. In addition, Class A shares of the Money Market Funds acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Class B shares of any Growth-Oriented or Income-Oriented Fund.


     Shares of a Fund used to fund an employee benefit plan may be exchanged only for shares of other Princor Funds made available to such plan. A request for an exchange of shares used to fund an Employee Benefit Plan must be made in accordance with the procedures provided in the Plan and the written service agreement. All other shareholders may exchange shares by simply submitting a written request or a completed Exchange Authorization Form to the Fund. Exchange Authorization Forms are available by calling or writing the Fund. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase. A telephone exchange privilege is currently available for amounts up to $500,000. Procedures for telephone transactions are described under "How to Sell Shares." The telephone exchange privilege is not available for accounts for which share certificates remain outstanding.

     A shareholder may also make an Automatic Exchange Election. This election authorizes an exchange as described above from one Princor Fund to any or all of the other Princor Funds on a monthly, quarterly, semiannual or annual basis. The minimum amount that may be exchanged into any Princor Fund must equal or exceed $300 on an annual basis. The exchange will occur on the date of the month specified by the shareholder in the election so long as the day is a trading day. If the designated day is not a trading day, the exchange will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the exchange will occur on the trading day prior to the designated day. The Automatic Exchange Election may be made on the open account application, on 10 days written notice or, if telephone transaction services apply to the account from which the exchange is made, on 10 days notice by telephone to the Fund from which the exchange will be made. See "How to Sell Shares" for an explanation of the applicability of telephone transaction services. Exchanges from a Fund used to fund the shareholder's retirement plan to a Princor Fund not used to fund the shareholder's retirement plan will result in a taxable distribution from the retirement plan. Shareholders should consult their tax adviser prior to making such an exchange. A shareholder may modify or discontinue the election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.

     General - An exchange, whether in writing, by telephone or other means, by any joint owner shall be binding upon all joint owners. If the exchanging shareholder does not have an account with the Fund in which shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and dealer of record as the account from which shares are exchanged. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired. A shareholder may receive shares in exchange only if they may be legally offered in the shareholder's state of residence. If a certificate has been issued an exchange will be made only upon receipt of the certificate of shares to be exchanged. In order to establish a systematic accumulation plan or a periodic withdrawal plan for the new account, an exchanging shareholder must file a specific written request.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Directors or Princor Management Corporation believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. A shareholder may modify or discontinue an election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.

HOW TO SELL SHARES

     Each Fund will redeem its shares upon request. Shares are redeemed at the net asset value calculated after the Fund receives the request in proper form, less any applicable CDSC. There is no additional charge for redemptions. Redemptions, whether in writing or by telephone or other means, by any joint owner shall be binding upon all joint owners. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption. The Funds generally send redemption proceeds the business day after the request is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than three business days, as permitted by federal securities law. A Fund will redeem only those shares for which it has received payment. To avoid the inconvenience of a delay in obtaining redemption proceeds, shares may be purchased with a certified check, bank cashiers check or money order.

     A request for the redemption of shares used to fund certain employee benefit plans must be made in accordance with the procedures provided in the Plan and the written service agreement. Princor usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Princor for details. Shareholders may redeem by mail, by telephone or, in the case of Class A shares of Money Market Fund accounts, by a checkwriting service. The Fund reserves the right to modify any of the methods of redemption or to charge a fee for providing these services upon written notice to shareholders.

     By Mail - A shareholder simply sends a letter to Princor, at P.O. Box 10423, Des Moines, Iowa 50306, requesting redemption of any part or all of the shares owned by specifying the Fund account from which the redemption is to be made and either a dollar or share amount. The letter must provide the account number and be signed by a registered owner. If certificates have been issued, they must be properly endorsed and forwarded with the redemption request. If payment of less than $100,000 is to be mailed to the address of record, which has not been changed within the three month period preceding the redemption request, and is made payable to the registered shareholder or joint shareholders, or to Principal Mutual Life Insurance Company or any of its affiliated companies, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

     By Telephone - Shareholders may redeem shares valued at up to $100,000 from any one Fund by telephone, unless the shareholder has notified the Fund of an address change within the three month period preceding the date of the request. Such redemption proceeds will be mailed to the shareholder's address of record. Telephone redemption proceeds may also be sent by check or wire transfer to a commercial bank account in the United States previously authorized in writing by the shareholder. A wire charge of up to $6.00 will be deducted from the Fund account from which the redemption is made for all wire transfers. If proceeds are to be used to settle a securities transaction with a selected dealer, telephone redemptions may be requested by the shareholder or upon appropriate authorization from an authorized representative of the dealer, and the proceeds will be wired to the dealer. The telephone redemption privilege is available only if telephone transaction services apply to the account from which shares are redeemed. Telephone transaction services apply to all accounts, except accounts used to fund a Princor IRA or TDA or certain employee benefit plans, unless the shareholder has specifically declined this service on the account application or in writing to the Fund. The telephone redemption privilege will not be allowed on shares for which certificates have been issued.

     Shareholders may exercise the telephone redemption privilege by telephoning 1-800-247-4123. If all telephone lines are busy, shareholders might not be able to request telephone redemptions and would have to submit written redemption requests. Although the Funds and the transfer agent are not responsible for the authenticity of redemption requests received by telephone, the right is reserved to refuse telephone redemptions when in the opinion of the Fund from which the redemption is requested or the transfer agent it seems prudent to do so. The shareholder bears the risk of loss caused by a fraudulent telephone redemption request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birth date and names of all owners listed on the account and sending a written confirmation of the transaction to the shareholder's address of record. In addition, the Fund directs redemption proceeds made payable to the owner or owners of the account only to an address of record that has not been changed within the three-month period prior to the date of the telephone request, or to a previously authorized bank account.

     By Checkwriting Service - Shareholders of Class A shares of the Money Market Funds may redeem shares, other than shares subject to a CDSC or shares used to fund a Princor IRA, TDA, SEP, SAR-SEP or certain employee benefit plans, by writing checks on their accounts if this service is elected when completing the Fund application. Upon receipt of the properly completed form and signature card, the Fund will provide withdrawal checks drawn on Norwest Bank Iowa, N.A. These checks may be payable to the order of any person in the amount of not less than $100. Shareholders will continue to earn dividends until the check clears. After a check is presented to Norwest Bank for payment, a sufficient number of full or fractional shares will be redeemed from the account to cover the amount of the check. Shareholders currently pay no fee for the checkwriting service, but this may be changed in the future upon written notice to shareholders. The checkwriting service is not available on shares for which certificates have been issued.

     Shareholders utilizing withdrawal checks will be subject to Norwest Bank's rules governing checking accounts. Shareholders should make sure their accounts have sufficient shares to cover the amount of any check drawn. If insufficient shares are in the account, the check will be returned marked "Insufficient Funds" and no shares will be redeemed. The checkwriting service may be revoked on accounts on which "Insufficient Funds" checks are drawn. Accounts may not be closed by a withdrawal check because the exact amount of the account will not be known until after the check is received by Norwest Bank.

     Moreover, following a purchase by check, redemptions from the Money Market Funds pursuant to the checkwriting service or any of the Princor Funds pursuant to the telephone withdrawal procedure will not be permitted until payment has been collected on the check. During the period prior to the time the redemption is effective, dividends on the Money Market Funds' shares will accrue and be paid and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     Reinvestment Privilege - Within 60 days after redemption, shareholders who redeem all or part of their Class A shares for which a sales charge was paid or which were acquired by the conversion of Class B shares, or Class B shares for which a CDSC was paid, have a onetime privilege to reinvest the amount redeemed in Class A shares of any of the Funds without a sales charge.

     The reinvestment or exchange will be made at the net asset value next computed after written notice of exercise of the privilege is received in proper and correct form by Princor. All reinvestments or exchanges are subject to acceptance by the Fund or Funds and Princor. The redemption which precedes such reinvestment or exchange is regarded as a sale; therefore, if the shareholder has realized a gain on the redemption, such gain may be taxable and exercising the reinvestment privilege will not alter any tax payable. If a loss is realized on the redemption of Fund shares, the reinvestment may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for federal income tax purposes. Accurate records should be kept for the duration of the account for tax purposes.

PERIODIC WITHDRAWAL PLAN

     A shareholder may request that a fixed number of Class A shares or Class B shares ($25 initial minimum amount) or enough Class A shares or Class B shares to produce a fixed amount of money ($25 initial minimum payment) be withdrawn from an account monthly, quarterly, semiannually or annually. Periodic withdrawals from Class B shares may be subject to a CDSC. However, each year a shareholder may make periodic withdrawals of up to 10% of the value of an account for Class B shares without incurring a CDSC. The amount of the 10% free withdrawal privilege for an account is initially determined based upon the value of the account as of the date of the initial periodic withdrawal. If a periodic withdrawal plan is established at the time Class B shares are purchased, the amount of the initial 10% free withdrawal privilege may be increased by 10% of the amount of additional purchases in that account made within 60 days after Class B shares were first purchased. After a periodic withdrawal plan has been established the amount of the 10% withdrawal privilege will be re-determined as of the last business day of December each year. The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that the investor may withdraw. Shareholders considering the implementation of a Plan using shares of the Tax-Exempt Bond Fund are cautioned that the portion of redemption proceeds which represents tax-exempt income which has been accrued but not declared as a dividend by the Fund may be taxed at capital gains rates. See "Distribution of Income Dividends and Realized Capital Gains." An investor may initiate a Periodic Withdrawal Plan by signing an Agreement for Periodic Withdrawal Form and depositing any share certificates that have been issued or, if no certificates have been issued and telephone transaction services apply to the account, by telephoning the Fund.

     A shareholder of Class A shares of the Money Market Funds may establish a Pre-Authorized Check (PAC) Withdrawal Service to enable a shareholder's creditor to receive monthly installment payments from the shareholder's account if the shareholder's creditor is capable of providing this service. The shareholder's creditor will provide the necessary forms to establish a PAC Withdrawal Service.

     Redemptions to pay insurance premiums - Upon completion of the necessary authorization, shareholders of Class A shares of the Money Market Funds who pay insurance or annuity premiums or deposits to Principal Mutual Life Insurance Company or its affiliated companies may authorize automatic redemptions from Class A shares of the Fund to pay such amounts. Details relative to this option may be obtained from the Funds.

     Cash withdrawals are made out of the proceeds of redemption on the day designated by the shareholder, so long as the day is a trading day, and will continue until cancelled. If the designated day is not a trading day, the redemption will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the redemption will occur on the trading day prior to the designated day. Withdrawal payments will be sent on or before the third business day following such redemption. The redemption of shares to make payments under this Plan will reduce and may eventually exhaust the account. An investor will be disadvantaged by making additional purchases of shares of any investment company on which there is a sales charge at the same time that a Periodic Withdrawal Plan is in effect since a duplication of sales charges will result. No purchase payments for shares of any Fund except Princor Cash Management Fund or Princor Tax-Exempt Cash Management Fund will be knowingly accepted by Princor Financial Services Corporation while periodic withdrawals under this plan are being made, unless the purchase represents a substantial addition to the shareholder's account.

     Each redemption of shares may result in a gain or loss, which may be reportable for income tax purposes. An investor should keep an accurate record of any gain or loss on each withdrawal. Shareholders should consult their tax advisors prior to establishing a periodic withdrawal plan from an Individual Retirement Account. Any income dividends or capital gains distributions on shares held under a Periodic Withdrawal Plan are reinvested in additional shares at net asset value. Withdrawals may be stopped at any time without penalty, subject to notice in writing which is received by the Fund.

PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds and about a Fund's largest industry holdings and largest five to ten specific securities holdings in its portfolio. The funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Growth-Oriented and Income-Oriented Funds

     The Income-Oriented Funds may advertise their respective yields and average annual total returns. The Growth-Oriented Funds may advertise their respective average annual total returns. Yield is determined by annualizing each Fund's net investment income per share for a specific, historical 30-day period and dividing the result by the ending maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund for the same period. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. These calculations assume the payment of the maximum front-end load (in the case of Class A shares) or the applicable CDSC (in the case of Class B shares). The Funds may also calculate total return figures for a specified period that reflect reduced sales charges available to certain classes of investors and figures that do not take into account the maximum initial sales charge or contingent deferred sales charge to illustrate changes in the Funds' net asset values over time. A tax-equivalent yield may also be advertised by the Tax-Exempt Bond Fund.

Money Market Funds

     From time to time the Money Market Funds may advertise their respective yield and effective yield. The yield of each Fund refers to the income generated by an investment in that Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A tax-equivalent yield may also be advertised by the Tax-Exempt Cash Management Fund.

     The yield for the Money Market Funds will fluctuate daily as the income earned on the investments of the Funds fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Funds are open-end investment companies and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Funds is not insured. Investors comparing results of the Funds with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

     Share certificates will be issued to shareholders only when requested. Shareholders of the Funds will receive a statement of account for the Fund in which they have invested. The Funds treat the statement of account as evidence of ownership of Fund shares.
This is known as an open account system. Each Fund bears the cost of the open account system.

     A confirmation statement indicating the current transaction and the total number of Fund shares owned will generally be provided each time a shareholder invests in a Fund. However, there are certain exceptions, described below, when quarterly or monthly confirmation statements will be provided.

     Quarterly Statements. A quarterly statement disclosing information regarding purchases, redemptions, and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date will be provided to shareholders for the following types of accounts:

     1. Accounts for which the only activity during a calendar quarter is the purchase of shares due to the reinvestment of dividends and/or capital gains distributions from the Fund or from another Princor Fund as a result of a Dividend Relay Election;

     2. Accounts from which redemptions are made pursuant to a Periodic Withdrawal Plan;

     3. Accounts for which purchases are made pursuant to a Systematic Accumulation Plan;

     4. Accounts from which purchases or redemptions are made pursuant to an automatic exchange election;

     5. Accounts used to fund certain individual retirement or individual pensions plans qualified under the Internal Revenue Code; and

     6. Accounts established through an arrangement involving a group of two or more shareholders for whom purchases of shares are made through a person (e.g. an employer ) designated by the group. A statement indicating receipt of the total amount paid by the group will be sent to the designated person at the time each purchase is made. If the payment on behalf of the group is not received from the designated person within 10 days of the date such payments are to be made, each member will be notified and thereafter each member will receive a statement at the time of each purchase for the three succeeding payments. If a payment is not received in the current quarter on behalf of a member for whom a payment had been received in the previous quarter, a statement will be sent to such group member reflecting that a payment was not received on the member's behalf.

     Monthly Statements. Shareholders of the Money Market Funds for whom quarterly statements are not available, will receive a monthly statement disclosing the current balance of shares owned and a summary of transactions through the last business day of the month.

     Signature Guarantee. The Funds have adopted the policy of requiring signature guarantees in certain circumstances to safeguard shareholder accounts. A signature guarantee is necessary under the following circumstances:

     1. If a redemption payment is to be made payable to a payee other than the registered shareholder or joint shareholders, or Principal Mutual Life Insurance Company or any of its affiliated companies;

     2. To make a Dividend Relay Election directing dividends from a Fund account which has joint owners to a Fund account which has only one owner or different joint owners;

     3.   To change the ownership of the account;

     4. To add telephone transaction services to an account established prior to March 1, 1992 or to any account after the initial application is processed;

     5. When there is any change to a bank account designated under an established telephone withdrawal plan; and

     6. If a redemption payment is to be mailed to an address other than the address of record or to an address of record that has been changed within the preceding three months.

     A shareholder's signature must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public is not acceptable.

     Minimum Account Balance. Although there currently is no minimum balance, due to the disproportionately high cost of maintaining small accounts, the Funds reserve the right to redeem all shares in an account with a value of less than $300 and to mail the proceeds to the shareholder. Involuntary redemptions will not be triggered solely by market activity. Shareholders will be notified before these redemptions are to be made and will have thirty days to make an additional investment to bring their accounts up to the required minimum. The Funds reserve the right to increase the required minimum.

RETIREMENT PLANS

     Shares of the Funds, except the Tax-Exempt Bond and Tax-Exempt Cash Management Fund, are offered to fund certain retirement plans for which Principal Mutual Life Insurance Company acts as custodian. These retirement plans include Individual Retirement Accounts (IRAs), Simplified Employee Pension and Salary Reduction Simplified Employee Pension Plans (SEPs and SAR/SEPs) all of which are described in Section 408 of the Internal Revenue Code, and salary deferral TDA plans as described in Section 403(b)(7) of the Internal Revenue Code. The necessary forms to establish one of the Princor retirement plans, including an application, may be obtained from a registered representative of Princor or by calling 1-800-451-5447. DO NOT USE THE APPLICATION INCLUDED IN THIS PROSPECTUS TO START A PRINCOR RETIREMENT PLAN. The Systematic Accumulation Plan may be used to purchase shares of the Funds for a Princor retirement plan. See "How to Purchase Shares." Telephone redemptions are not available on accounts used to fund a Princor retirement plan. See "How to Sell Shares." Investors should consult their tax counsel for retirement plan tax information.

SHAREHOLDER RIGHTS

     The following information is applicable to each of the Princor Funds. Each Fund's shares (except Princor Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund) are currently divided into three classes. Shares of the Princor Tax-Exempt Bond Fund and Princor Tax-Exempt Cash Management Fund are divided into two classes. Each Fund share is entitled to one vote with fractional shares voting proportionately. All classes of shares for each Fund will vote together as a single class except where required by law or as determined by the Fund's Board of Directors. Shares are freely transferable, are entitled to dividends as declared by the Fund's Board of Directors and, if the Fund were liquidated, would receive the net assets of the Fund. Shareholders of a Fund may remove any director of that Fund with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders. Shareholders will be assisted with shareholder communication in connection with such matter.

     The Board of Directors of each Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue and may issue two or more classes of shares having such preferences and special or relative rights and privileges as the Directors may determine, without shareholder approval.

     The Funds are not required to hold an annual meeting of shareholders in any year unless required to do so under the Investment Company Act of 1940. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors. However, each Fund will hold a meeting of shareholders when requested to do so in writing by the holders of 10% or more of the outstanding shares of that Fund.

     Shareholder inquiries should be directed to the appropriate Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     As of October 31, 1995, Principal Mutual Life Insurance Company and its subsidiaries and affiliates owned 25% or more of the outstanding voting shares of each Fund as indicated:

                                                                Percentage of
                                           Number of         Outstanding Shares
               Fund                      Shares Owned              Owned
     Blue Chip Fund                         654,681                26.63%
     Capital Accumulation Fund            6,477,046                44.88%
     High Yield Fund                      1,090,093                36.56%

ADDITIONAL INFORMATION


     Organization: The Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Blue Chip Fund - December 10, 1990; Bond Fund - December 2, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Cash Management Fund - June 10, 1982; Emerging Growth Fund - February 20, 1987; Government Securities Income Fund - September 5, 1984; Growth Fund May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); High Yield Fund - November 26, 1986; Limited Term Bond Fund - August 9, 1995; Tax-Exempt Cash Management Fund August 17, 1987; Tax-Exempt Bond Fund - June 7, 1985; Utilities Fund - September 3, 1992; World Fund - May 12, 1981


     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds except the World Fund. The custodian for the World Fund is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the Funds.

     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (2,000,000,000 for Princor Cash Management Fund and 1,000,000,000 Princor Tax-Exempt Cash Management Fund), $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder semiannually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor
Financial Services Corporation. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

     Principal Underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306, is the principal underwriter for each of the Princor Funds.

     Transfer  Agent  and  Dividend   Disbursing   Agent:   Princor   Management
Corporation, The Principal Financial Group, Des Moines, Iowa, 50392, is the transfer agent and dividend disbursing agent for each of the Princor Funds.



     This Prospectus describes a family of investment companies ("Princor Funds") which has been organized by Principal Mutual Life Insurance Company and which provides the following range of investment objectives:


                                                         Growth-Oriented Funds

Princor Balanced Fund, Inc. (formerly known as Princor Managed Fund, Inc.) seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Princor Blue Chip Fund, Inc. seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Princor Capital Accumulation Fund, Inc. seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Princor  Emerging  Growth  Fund,  Inc.  seeks  to  achieve   long-term   capital
appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Princor Growth Fund, Inc. seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Princor World Fund, Inc. seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

                              Income-Oriented Funds

Princor Bond Fund, Inc. seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.


Princor Government Securities Income Fund, Inc. seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.






     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                 The date of this Prospectus is February 29,1996


Princor High Yield Fund, Inc. seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

     Princor High Yield Fund, Inc. invests predominantly in lower rated bonds, commonly referred to as "junk bonds" and may invest 100% of its assets in such bonds. Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in this fund.
     THESE ARE SPECULATIVE SECURITIES.


Princor Limited Term Bond Fund, Inc. seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.


Princor Utilities Fund, Inc. seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry.

                                Money Market Fund

Princor Cash Management Fund, Inc. seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

     Each of the Princor Funds described in this Prospectus offers three classes of shares: Class A shares, Class B shares and Class R shares. Each class is sold pursuant to different sales arrangements and bears different expenses. Only Class R shares are offered through this Prospectus. Class A shares are described herein only because Class R shares convert to Class A shares after a period of time. For more information about the different sales arrangements, see "How to Purchase Shares" and "Offering Price of Fund's Shares ." For information about various expenses borne by Class R shares and Class A shares, see "Overview."

     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

     An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Princor Cash Management Fund will be able to maintain a stable net asset value of $1.00 per share.



     This Prospectus concisely states information about the Princor Funds that an investor should know before investing. It should be read and retained for future reference.


     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called a Statement of Additional Information dated February 29, 1996 which is incorporated by reference herein. The Statement of Additional Information and a Prospectus describing Class A and Class B shares can be obtained free of charge by writing or telephoning the Funds' principal underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


                                TABLE OF CONTENTS

                                                                            Page

Overview ..................................................................    4
Financial Highlights ......................................................    9
Investment Objectives, Policies and Restrictions ..........................   18
    Growth-Oriented Funds .................................................   18
    Income-Oriented Funds .................................................   21
    Money Market Fund .....................................................   27
    Certain Investment Policies and Restrictions ..........................   29
Risk Factors ..............................................................   30
How the Funds are Managed .................................................   30
How to Purchase Shares ....................................................   33
Offering Price of Funds' Shares ...........................................   34
Distribution and Shareholder Servicing Plans and Fees .....................   35
Determination of Net Asset Value of Funds' Shares .........................   35
Distribution of Income Dividends and Realized Capital Gains ...............   36
Tax Treatment of the Funds, Dividends and Distributions ...................   37
How to Exchange Shares ....................................................   38
How to Sell Shares ........................................................   38
Performance Calculation ...................................................   39
General Information About a Fund Account ..................................   40
Shareholder Rights ........................................................   40
Additional Information ....................................................   41

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. Currently, shares of the Funds are not available for sale in New Hampshire or Vermont, in any U.S. possession or in Canada or any other foreign country. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds Manager. Because the Princor Funds use a combined Prospectus there may be a possibility that one Fund might become liable for any misstatements, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.

OVERVIEW

     The following overview should be read in conjunction with the detailed information appearing elsewhere in the Prospectus.

     The  Princor  Funds  are  separately  incorporated,   open-end  diversified
management investment companies. Each of the Princor Funds offers three classes of shares. However, only Class R shares are offered through this Prospectus.

Who may Invest

Class R shares are offered only to fund Individual Retirement Accounts ("IRAs") exclusively for recipients of lump sum distributions from certain retirement plans administered by Principal Mutual Life Insurance Company under the terms of a written service agreement ("Administered Employee Benefit Plans"). Shareholders may purchase Class R shares to fund additional IRAs after establishing an initial IRA funded with Class R shares.

What it Costs to Invest

     Class R shares are sold without a front-end sales charge or a contingent deferred sales charge. Class R shares of each Fund are subject to a 12b-1 fee at annual rate of .75% of the Fund's average net assets attributable to Class R shares. Class R shares automatically convert into Class A shares, based on relative net asset values (which means without a sales charge), approximately four years after purchase. The tables on the next page depict the fees and expenses applicable to the purchase and ownership of shares of each of the Funds. Table A depicts Class R shares and is based on amounts incurred by the Funds' Class A shares during the fiscal year ended October 31, 1995, and assumptions regarding the level of expenses anticipated for Class R shares during the current fiscal year. Table B depicts Class A shares and is based on amounts incurred by the Funds during the fiscal year ended October 31, 1995, except as otherwise indicated. While Table B depicts the maximum sales charge applicable to shares sold to the public, no sales charge applies when Class R shares convert to Class A shares. The table included as an Example indicates the cumulative expenses an investor would pay on an initial $1,000 investment that earns a 5% annual return, regardless of whether shares are redeemed. The examples are based on each Fund's Annual Operating Expenses described in Tables A and B. Please remember that the Examples should not be considered a representation of future expenses and that actual expenses may be greater or less than those shown.

                                 CLASS R SHARES
    TABLE A                                Shareholder Transaction Expenses*
                                                                                           Contingent Deferred Sales Charge
                                                  Maximum Sales Load                       (as a percentage of the lower of
                                                 Imposed on Purchases                         the original purchase price
                                          (as a percentage of offering price)                  or redemption proceeds)

     All Funds                                                 None                                       None

                                                                        Annual Fund Operating Expenses
                                                                    (as a percentage of average net assets)
                                                    Management           12b-1           Other              Total Operating
                Fund                                    Fee               Fee          Expenses****            Expenses


     Balanced Fund                                     .60%               .75%            .52%                  1.87%
     Blue Chip Fund                                    .50                .75             .63                   1.88
     Bond Fund                                         .50                .75             .20                   1.45**
     Capital Accumulation Fund                         .45                .75             .19                   1.39
     Cash Management Fund                              .38                .75             .34                   1.47**
     Emerging Growth Fund                              .64                .75             .58                   1.97
     Government Securities Income Fund                 .46                .75             .22                   1.43
     Growth Fund                                       .48                .75             .46                   1.69
     High Yield Fund                                   .60                .75             .60                   1.95
     Limited Term Bond Fund                            .50                .75             .15                   1.40***
     Utilities Fund                                    .60                .75             .44                   1.79
     World Fund                                        .74                .75             .64                   2.13


     *   A wire charge of up to $6.00 will be deducted for all wire transfers.
     **  After waiver.
     *** Estimated expense after waiver.
     ****Estimated expenses


                        CLASS A SHARES
    TABLE B                                Shareholder Transaction Expenses*

                                               Maximum Sales Load Imposed               Contingent
                                                     on Purchases                        Deferred
                                            (as percentage of offering price)          Sales Charge

 All Funds Except the Limited Term Bond Fund
 and Cash Management Fund                                  4.75%                          None**
 Limited Term Bond Fund                                    1.50%                          None**
 Cash Management Fund                                      None                           None



                                                                        Annual Fund Operating Expenses
                                                                    (as a percentage of average net assets)
                                                    Management            12b-1            Other            Total Operating
Fund             Fee                                    Fee             Expenses         Expenses

     Balanced Fund                                     .60%               .25%            .52%                  1.37%
     Blue Chip Fund                                    .50                .25             .63                   1.38
     Bond Fund                                         .50                .24             .20                    .94***
     Capital Accumulation Fund                         .45                .11             .19                    .75
     Cash Management Fund                              .38                None            .34                    .72***
     Emerging Growth Fund                              .64                .25             .58                   1.47
     Government Securities Income Fund                 .46                .19             .22                    .87
     Growth Fund                                       .48                .22             .46                   1.16
     High Yield Fund                                   .60                .25             .60                   1.45
     Limited Term Bond Fund                            .50                .15             .15                    .80****
     Utilities Fund                                    .60                .25             .45                   1.30
     World Fund                                        .74                .25             .64                   1.63

     *   A wire charge of up to $6.00 will be deducted for all wire transfers.
     ** Purchases of $1 million or more are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of .75%
     (.25% for Limited Term Bond Fund) on redemptions that occur within 18 months of purchase. See "Offering Price of Fund's Shares."
     *** After waiver.
     ****Estimated expenses after waiver.



                                     EXAMPLE

     You would pay the following  expenses on a $1,000  investment,  assuming (1) 5% annual return and (2) redemption at the end of
     each time period:                             1 Year             3 Years           5 Years (a)         10 Years (a)
                                             Class A   Class R   Class A   Class R   Class A   Class R   Class A   Class R
                     Fund                    Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares


     Balanced Fund                             $61       $19       $89       $59      $119       $95       $204      $183
     Blue Chip Fund                            $61       $19       $89       $59      $119       $96       $205      $184
     Bond Fund                                 $57       $15       $76       $46       $97       $73       $157      $135
     Capital Accumulation Fund                 $55       $14       $70       $44       $87       $69       $136      $119
     Cash Management Fund                       $7       $15       $23       $46       $40       $72        $89      $120
     Emerging Growth Fund                      $62       $20       $92       $62      $124      $101       $215      $194
     Government Securities Income Fund         $56       $15       $74       $45       $93       $72       $150      $129
     Growth Fund                               $59       $17       $83       $53      $108       $86       $182      $161
     High Yield Fund                           $62       $20       $91       $61      $123      $100       $213      $192
     Limited Term Bond Fund                    $23       $14       $40       $44       --        --         --        --
     Utilities Fund                            $60       $16       $87       $49      $115       $81       $197      $166
     World Fund                                $63       $22       $96       $67      $132      $109       $232      $211
     (a) The amount in this column reflects the conversion of Class R shares to Class A shares four years after the initial purchase.


     The purpose of the preceding tables is to help investors understand the various expenses that they will bear either directly or indirectly. Although Annual Fund Operating Expenses shown in the Expense Table for Class A shares are generally based upon each Fund's actual expenses, the 12b-1 Plan adopted by each of the Funds (except the Money Market Funds which have no such Plan for Class A shares) permits the Underwriter to retain an annual fee of up to .25% of each Fund's average net assets. A portion of this annual fee is considered an asset-based sales charge. Thus, it is theoretically possible for a long-term shareholder of Class A shares, whether acquired directly or by conversion of Class R shares, to pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers. See "Distribution and Shareholder Servicing Plans and Fees", "How to Purchase Shares" and "How the Funds are Managed."

     The Manager waived a portion of its fee for the Bond and Cash Management Funds throughout the fiscal year ended October 31, 1995. Without these waivers, total operating expenses for Class A shares actually incurred by the Funds for the fiscal year ended October 31, 1995 would have amounted to 1.02% and .78% of each Fund's average net assets, respectively. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by both of these Funds through February 28, 1997 in an amount that will maintain a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis during the period will not exceed, for the Class A shares, .95% for the Bond Fund and .75% for the Cash Management Fund, and for the Class R shares, 1.45% for the Bond Fund and 1.50% for the Cash Management Fund. The Manager voluntarily waived a portion of its fee for the Utilities Fund through February 29, 1996 in an amount that maintained a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis during the period did not exceed 1.10% for the Class A shares. See "How the Funds are Managed."


     The Manager intends to voluntarily waive its fee and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through February 28, 1997 in such amounts that will maintain a total level of operating expenses which as a percent of net assets attributable to a class on an annualized basis will not exceed .90% for Class A shares and 1.40% for Class R shares. Without this waiver, estimated annual total operating expenses incurred by each class of shares would amount to approximately 1.10% for Class A shares and 1.60% for Class R shares.


What the Funds Offer Investors


     Class R shares are purchased by investors to fund IRAs. Investor retirement objectives and risk tolerances vary. For example, some investors seek growth to help accumulate assets prior to retirement while others seek to generate current income during retirement. Investors purchase shares of Funds that have investment objectives that match their own financial objectives. The Funds also offer a choice of varying levels of investment risks to enable the investor to choose one or more Funds the investor believes is a prudent investment given the investor's willingness to assume various risks. The Funds offer:


     Professional Investment Management: Princor Management Corporation is the Manager for each of the Funds. The Manager employs experienced securities analysts to provide shareholders with professional investment management. The Manager decides how and where to invest Fund assets. Investment decisions are based on research into the financial performance of individual companies and specific securities issues, taking into account general economic and market trends. See "How the Funds are Managed."

     Diversification: Mutual Funds allow shareholders to diversify their assets across dozens of securities issued by a number of issuers. In addition, a shareholder may further diversify by investing in several of the Funds. Diversification reduces investment risk.

     Economies  of  Scale:   Pooling  individual   shareholders'  money  creates
administrative efficiencies and, in certain Funds, saves on brokerage commissions through round-lot orders and quantity discounts. By pooling money with other investors, shareholders can invest indirectly in many more securities than they could on their own.

     Liquidity: Upon request, each Fund will redeem all or part of an investor's shares and promptly pay the current net asset value of the shares redeemed, less any applicable contingent deferred sales charge. See "How to Sell Shares."

     Dividends: Each Fund will normally declare a dividend payable to shareholders from investment income in accordance with its distribution policy. Dividends payable for Class R shares will be lower than dividends payable for Class A shares. See "Distribution of Income Dividends and Realized Capital Gains."

     Convenient Investment and Recordkeeping Services: Shareholders will receive quarterly statements of account disclosing information regarding purchases, redemptions and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date. In addition, shareholders may complete certain transactions and access account information by telephoning 1-800-247-4123.

Investment Objectives of the Funds
                              Growth-Oriented Funds

         Fund                                 Investment Objectives

Princor Balanced Fund, Inc. Total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

Princor Blue Chip Fund, Inc. Growth of capital and growth of income. In seeking to achieve its objective, the Fund will invest primarily in common stocks of
well-capitalized,   established  companies  which  the  Fund's  Manager
believes to have the potential for growth of capital, earnings and dividends.

Princor Capital Accumulation Fund, Inc. Long-term capital appreciation with a secondary objective of growth of investment income. The Fund seeks to achieve its objectives primarily through the purchase of common stocks, but the Fund may invest in other securities.

Princor Emerging Growth Fund, Inc. Long-term capital appreciation. The Fund invests primarily in securities of emerging and other growth-oriented companies.

Princor Growth Fund, Inc. Growth of capital. The Fund seeks to achieve its objective through the purchase primarily of common stocks, but the Fund may invest in other securities.

Princor World Fund, Inc. Long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

                              Income-Oriented Funds

          Fund                                 Investment Objectives

Princor Bond Fund, Inc. As high a level of income as is consistent with preservation of capital and prudent investment risk. This Fund invests primarily in investment-grade bonds.

Princor Government Securities Income Fund, Inc. A high level of current income, liquidity and safety of principal. The Fund seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Fund shares are not guaranteed by the United States Government.

Princor High Yield Fund, Inc. High current income. Capital growth is a secondary objective when consistent with the objective of high current-income. The Fund will invest primarily in high yielding, lower or non-rated fixed-income securities (commonly known as "junk bonds").


Princor Limited Term Bond Fund, Inc. A high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.


Princor Utilities Fund, Inc. Current income and long-term growth of income and capital. The Fund invests primarily in equity and fixed-income securities of companies engaged in the public utilities industry.


                                Money Market Fund

          Fund                                  Investment Objectives

Princor Cash Management Fund, Inc. As high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity. The Fund invests in money market instruments.

There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

The Risks of Investing

     Because the Funds have different investment objectives, each Fund is subject to varying degrees of financial and market risks and current income volatility. Financial risk refers to the earnings stability and overall financial soundness of an issuer of an equity security and to the ability of an issuer of a debt security to pay interest and principal when due. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general and, with particular reference to debt securities, to changes in the overall level of interest rates. Current income volatility refers to the degree and rapidity with which changes in the overall level of interest rates become reflected in the level of current income of a Fund. See "Risk Factors", and "Investment Objectives, Policies and Restrictions."

How to Buy Shares


     An investor can buy shares by completing a Princor IRA, SEP or SAR-SEP application provided by Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Funds, and mailing it, along with a check if establishing an account that is not part of a direct rollover, to Princor. The initial investment must be at least $250. The minimum subsequent investment is $50 ($100 for Cash Management Fund). See "How to Purchase Shares." Class R shares of the Cash Management Fund may only be purchased by an exchange from other Class R shares. See "How to Exchange Shares."


     Each Fund described in the Prospectus offers three classes of shares through Princor and other dealers which it selects. The three classes are Class A shares, Class B shares and Class R shares. Only Class R shares are offered through this Prospectus. Each class is sold in different sales arrangements and bears different expense levels.


     Class R shares for each Fund are sold without an initial sales charge or a contingent deferred sales charge. Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of .75% of the Fund's average net assets attributable to Class R shares. Class R shares will automatically convert into Class A shares, based on relative net asset value, approximately four years after purchase. Class R shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. See "How to Purchase Shares" and "Offering Price of Funds' Shares." Class R shares were first offered to the public on February 29, 1996.


How to Exchange Shares

     Shares of Princor Funds may be exchanged for shares of the same Class of other Princor Funds without a sales charge or administrative fee under certain conditions as described under "How to Exchange Shares." Shares may be exchanged by telephone or written request. Also, dividends and capital gains distributions from shares of a Class of one Princor Fund may be automatically "cross-reinvested" in shares of the same Class of another Princor Fund. See "Distribution of Income Dividends and Realized Capital Gains."

How to Sell Shares

     Shareholders may sell (redeem) shares only by written request. The request form may be obtained by telephoning 1-800-247-4123 or by writing to Princor, P.O. Box 10423, Des Moines, Iowa 50306. Redemption proceeds will generally be mailed to the shareholder on the next business day after the redemption request is received in good order. Redemptions are at net asset value, without charge. See "Offering Price of Funds' Shares" and "How to Sell Shares."

FINANCIAL HIGHLIGHTS

     The following financial highlights for each of the ten years in the period ended October 31, 1995, or since the Fund's inception if a shorter period of time, have been derived from financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report thereon has been incorporated by reference herein. No Class R shares were outstanding during these periods. The financial highlights should be read in conjunction with the financial statements, related notes and other financial information for each Fund incorporated by reference herein. The financial statements, which contain additional information regarding the performance of the Funds, may be obtained by shareholders, without charge, by telephoning 1-800-451-5447.

GROWTH-ORIENTED FUNDS


Selected data for a share of Capital Stock outstanding throughout each period:


                                                                Income from Investment Operations          Less Distributions
                                                           Net Realized
                                                               and
                                       Net Asset   Net      Unrealized   Total     Dividends                              Net Asset
                                        Value at  Invest-     Gain        from      from Net    Distributions              Value at
                                       Beginning   ment     (Loss) on  Investment  Investment       from        Total        End of
                                       of Period  Income   Investments Operations    Income     Capital Gains Distributions  Period

   Princor Balanced Fund, Inc.
     Class A
     Year Ended October 31,
       1995                             $12.43     $.41      $1.31        $1.72      $(.36)        $(.05)       $(.41)        $13.74
       1994                              13.26      .32       (.20)         .12       (.40)         (.55)        (.95)         12.43
       1993                              12.78      .35       1.14         1.49       (.37)         (.64)       (1.01)         13.26
       1992                              11.81      .41        .98         1.39       (.42)           -          (.42)         12.78
       1991                               9.24      .46       2.61         3.07       (.50)           -          (.50)         11.81
       1990                              11.54      .53      (1.70)       (1.17)      (.59)         (.54)       (1.13)          9.24
       1989                              11.09      .61        .56         1.17       (.56)         (.16)        (.72)         11.54
     Period Ended October 31, 1988 (b)    9.96      .40       1.02         1.42       (.29)           -          (.29)         11.09

   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              12.45      .24       2.55         2.79       (.21)           -          (.21)         15.03
       1994                              11.94      .20        .57          .77       (.26)           -          (.26)         12.45
       1993                              11.51      .21        .43          .64       (.18)         (.03)        (.21)         11.94
       1992                              10.61      .17        .88         1.05       (.15)           -          (.15)         11.51
     Period Ended October 31, 1991(e)    10.02      .10        .57          .67       (.08)           -          (.08)         10.61

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1995                              20.83      .45       3.15         3.60       (.39)         (.35)        (.74)         23.69
       1994                              21.41      .39        .93         1.32       (.41)        (1.49)       (1.90)         20.83
       1993                              21.34      .43       1.67         2.10       (.43)        (1.60)       (2.03)         21.41
       1992                              19.53      .45       1.82         2.27       (.46)           -          (.46)         21.34
       1991                              14.31      .49       5.24         5.73       (.51)           -          (.51)         19.53
       1990                              18.16      .52      (3.64)       (3.12)      (.40)         (.33)        (.73)         14.31
     Four Months Ended
       October 31, 1989 (f)              19.11      .18       (.06)         .12       (.29)         (.78)       (1.07)         18.16
     Year Ended June 30,
       1989                              18.82      .53       1.10         1.63       (.51)         (.83)       (1.34)         19.11
       1988                              21.66      .44      (1.06)        (.62)      (.41)        (1.81)       (2.22)         18.82
       1987                              20.47      .31       3.33         3.64       (.30)        (2.15)       (2.45)         21.66
       1986                              16.60      .61       4.94         5.55       (.72)         (.96)       (1.68)         20.47



                                                                                        Ratios/Supplemental Data


                                                                                                     Ratio of Net
                                                                                        Ratio of      Investment
                                                                      Net Assets at   Expenses to     Income to     Portfolio
                                                            Total     End of Period     Average        Average       Turnover
                                                           Return(a)  (in thousands)  Net Assets     Net Assets       Rate

   Princor Balanced Fund, Inc.
        Class A
     Year Ended October 31,
       1995                                                  14.18%   $   57,125          1.37%        3.21%             35.8%
       1994                                                    .94%       53,366          1.51%        2.70%             14.4%
       1993                                                  12.24%       39,952          1.35%        2.78%             27.5%
       1992                                                  11.86%       31,339          1.29%        3.39%             30.6%
       1991                                                  34.09%       23,372          1.30%        4.25%             23.6%
       1990                                                 (11.28)%      18,122          1.32%        5.22%             33.7%
       1989                                                  11.03%       20,144          1.25%        5.45%             30.2%
     Period Ended
       October 31, 1988 (b)                                  12.42%(c)    16,282          1.12%(d)     4.51%(d)          65.2%(d)

   Princor Blue Chip Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                                  22.65%       35,212          1.38%        1.83%             26.1%
       1994                                                   6.58%       27,246          1.46%        1.72%              5.5%
       1993                                                   5.65%       23,759          1.25%        1.87%             11.2%
       1992                                                   9.92%       19,926          1.56%        1.49%             13.5%
     Period Ended October 31, 1991(e)                         6.37%(c)    12,670          1.71%(d)     1.67%(d)           0.4%(d)

   Princor Capital Accumulation
   Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                                  17.94%      339,656           .75%        2.08%             46.0%
       1994                                                   6.67%      285,965           .83%        2.02%             31.7%
       1993                                                  10.42%      240,016           .82%        2.16%             24.8%
       1992                                                  11.67%      190,301           .93%        2.17%             38.3%
       1991                                                  40.63%      152,814           .99%        2.72%             19.7%
       1990                                                 (17.82)%     109,507          1.10%        3.10%             27.7%
     Four Months Ended
       October 31, 1989 (f)                                    .44%(c)   122,685          1.10%(d)     2.87%(d)          19.7%(d)
     Year Ended June 30,
       1989                                                   9.53%      117,473          1.00%        3.04%             28.1%
       1988                                                  (2.30)%      97,147           .96%        2.40%             27.9%
       1987                                                  20.93%       93,545           .98%        1.73%             20.0%
       1986                                                  36.51%       55,763           .93%        3.59%             44.5%



Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.08 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.12 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares. (c) Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from March 1, 1991, date shares first offered to public, through October 31, 1991. Net investment income, aggregating $.01 per share for the period from the initial purchase of shares on February 11, 1991 through February 28, 1991, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred unrealized gains on investments of $.01 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(f) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

GROWTH-ORIENTED FUNDS


Selected data for a share of Capital Stock outstanding throughout each period:

                                               Income from Investment Operations        Less Distributions

                                                       Net Realized
                                                            and
                                     Net Asset    Net   Unrealized     Total    Dividends                              Net Asset
                                     Value at   Invest-    Gain        from      from Net  Distributions                Value at
                                     Beginning   ment    (Loss) on   Investment Investment      from         Total         End
                                     of Period  Income  Investments  Operations  Income    Capital Gains Distributions  of Period

   Princor Emerging Growth Fund, Inc.

     Class A
     Year Ended October 31,
       1995                           $25.08    $ .12      $6.45      $6.57      $(.06)      $  (.14)      $(.20)        $31.45
       1994                            23.56      -         1.61       1.61         -           (.09)       (.09)         25.08
       1993                            19.79     .06        3.82       3.88       (.11)          -          (.11)         23.56
       1992                            18.33     .14        1.92       2.06       (.15)         (.45)       (.60)         19.79
       1991                            11.35     .17        7.06       7.23       (.21)         (.04)       (.25)         18.33
       1990                            14.10     .31       (2.59)     (2.28)      (.37)         (.10)       (.47)         11.35
       1989                            12.77     .26        2.02       2.28       (.15)         (.80)       (.95)         14.10
     Period Ended October 31, 1988 (b) 10.50     .06        2.26       2.32       (.05)          -          (.05)         12.77

   Princor Growth Fund, Inc.

     Class A
     Year Ended October 31,
       1995                            31.14     .35        6.67       7.02       (.31)         (.63)       (.94)         37.22
       1994                            30.41     .26        2.56       2.82       (.28)        (1.81)      (2.09)         31.14
       1993                            28.63     .40        2.36       2.76       (.42)         (.56)       (.98)         30.41
       1992                            25.92     .39        3.32       3.71       (.40)         (.60)      (1.00)         28.63
       1991                            16.57     .41        9.32       9.73       (.38)          -          (.38)         25.92
       1990                            19.35     .35       (1.99)     (1.64)      (.34)         (.80)      (1.14)         16.57
     Four Months Ended October 31, 1989 (e)18.35 .08        1.17       1.25       (.16)         (.09)       (.25)         19.35
     Year Ended June 30,
       1989                            19.84     .32         .36        .68       (.29)        (1.88)      (2.17)         18.35
       1988                            23.27     .26       (2.08)     (1.82)      (.22)        (1.39)      (1.61)         19.84
       1987                            21.85     .21        3.72       3.93       (.27)        (2.24)      (2.51)         23.27
       1986                            17.07     .32        6.31       6.63       (.38)        (1.47)      (1.85)         21.85


   Princor World Fund, Inc.

     Class A
     Year Ended October 31,
       1995                             7.44     .08        (.02)       .06       (.03)         (.19)       (.22)          7.28
       1994                             6.85     .01         .64        .65       (.02)         (.04)       (.06)          7.44
       1993                             5.02     .03        1.98       2.01       (.05)         (.13)       (.18)          6.85
       1992                             5.24     .06        (.14)      (.08)      (.06)         (.08)       (.14)          5.02
       1991                             4.64     .05         .58        .63       (.03)          -          (.03)          5.24
       1990                             4.66     .09        (.04)       .05       (.07)          -          (.07)          4.64
     Ten Months Ended
       October 31, 1989 (f)             4.58     .07         .07        .14       (.06)          -          (.06)          4.66
   Year Ended December 31,
       1988 (g)                         3.88     .12         .67        .79       (.09)          -          (.09)          4.58
       1987 (g)                         8.55     .12        (.96)      (.84)      (.08)        (3.75)      (3.83)          3.88
       1986 (g)                         7.32     .45        2.17       2.62       (.44)         (.95)      (1.39)          8.55
       1985 (g)                         6.07     .07        1.49       1.56       (.09)         (.22)       (.31)          7.32

                                                               Ratios/Supplemental Data


                                                                                         Ratio of Net
                                                                            Ratio of      Investment
                                                          Net Assets at   Expenses to     Income to     Portfolio
                                                Total     End of Period     Average        Average       Turnover
                                               Return(a)  (in thousands)  Net Assets     Net Assets       Rate

   Princor Emerging Growth Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                       26.41%    $150,611          1.47%        .47%            13.5%
       1994                                        6.86%      92,965          1.74%        .02%             8.1%
       1993                                       19.66%      48,668          1.66%        .26%             7.0%
       1992                                       11.63%      29,055          1.74%        .80%             5.8%
       1991                                       64.56%      17,174          1.78%       1.14%             8.4%
       1990                                      (16.80)%      8,959          1.94%       2.43%            15.8%
       1989                                       19.65%       8,946          1.79%       2.09%            13.5%
     Period Ended October 31, 1988 (b)            19.72%(c)    6,076          1.52%(d)     .84%(d)         19.5%(d)

   Princor Growth Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                       23.29%     174,328          1.16%       1.12%             12.2%
       1994                                        9.82%     116,363          1.30%        .95%             13.6%
       1993                                        9.83%      80,051          1.26%       1.40%             16.4%
       1992                                       14.76%      63,405          1.19%       1.46%             15.6%
       1991                                       59.30%      45,892          1.13%       1.85%             10.6%
       1990                                       (9.20)%     28,917          1.18%       1.88%              9.7%
     Four Months Ended October 31, 1989(e)         6.83%(c)   32,828          1.22%(d)    1.25%(d)          50.1%(d)
     Year Ended June 30,
       1989                                        4.38%      31,770          1.08%       1.78%               9.7%
       1988                                       (7.19)%     34,316          1.00%       1.29%              24.9%
       1987                                       20.94%      37,006          1.01%       1.07%               4.0%
       1986                                       42.69%      26,493           .98%       1.75%              29.0%


   Princor World Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                        1.03%     126,554          1.63%       1.10%             35.4%
       1994                                        9.60%     115,812          1.74%        .10%             13.2%
       1993                                       41.39%      63,718          1.61%        .59%             19.5%
       1992                                       (1.57)%     35,048          1.69%       1.23%             19.9%
       1991                                       13.82%      26,478          1.72%       1.36%             27.6%
       1990                                         .94%      16,044          1.79%       1.89%             37.9%
     Ten Months Ended
       October 31, 1989 (f)                         2.98%(c)  13,928          1.55%(d)    1.82%(d)          32.4%(d)
   Year Ended December 31,
       1988 (g)                                    20.25%     13,262          1.55%       1.43%             56.9%
       1987 (g)                                   (10.13)%     3,943          2.09%        .83%            183.0%
       1986 (g)                                    36.40%      9,846          2.17%        .73%            166.0%
       1985 (g)                                    25.88%      2,525          2.25%       1.13%             55.9%


Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.04 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized gains on investments of $.46 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(c)  Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

(f) Effective January 1, 1989, the fund changed its fiscal year-end from December 31 to October 31.

(g)  The   investment   manager  of  Princor   World  Fund,   Inc.   was  changed  on  August  1,  1988  to  the  current   manager,
     Princor   Management   Corporation. The years 1983 through 1987 are not covered by the current independent auditor's report.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions

                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period

   Princor Bond Fund, Inc.

     Class A
     Year Ended October 31,
       1995                             $10.27     $.78 (b)  $1.16        $1.94      $(.78)        $(.01)       $(.79)     $11.42
       1994                              11.75      .78 (b)  (1.47)        (.69)      (.78)         (.01)        (.79)      10.27
       1993                              10.97      .81 (b)    .79         1.60       (.81)         (.01)        (.82)      11.75
       1992                              10.65      .85 (b)    .32         1.17       (.85)           -          (.85)      10.97
       1991                               9.99      .88 (b)    .65         1.53       (.87)           -          (.87)      10.65
       1990                              10.57      .86       (.55)         .31       (.89)           -          (.89)       9.99
       1989                              10.37      .87        .25         1.12       (.86)         (.06)        (.92)      10.57
     Period Ended October 31, 1988 (c)    9.95      .80 (b)    .38         1.18       (.76)           -          (.76)      10.37

   Princor Cash Management Fund, Inc.

     Class A
     Year Ended October 31,
       1995                               1.000     .052 (b)    -           .052      (.052)          -          (.052)      1.000
       1994                               1.000     .033 (b)    -           .033      (.033)          -          (.033)      1.000
       1993                               1.000     .026 (b)    -           .026      (.026)          -          (.026)      1.000
       1992                               1.000     .036 (b)    -           .036      (.036)          -          (.036)      1.000
       1991                               1.000     .061 (b)    -           .061      (.061)          -          (.061)      1.000
       1990                               1.000     .074 (b)    -           .074      (.074)          -          (.074)      1.000
     Four Months Ended
       October 31, 1989 (f)               1.000     .027 (b)    -           .027      (.027)          -          (.027)      1.000
     Year Ended June 30,
       1989                               1.000     .080 (b)    -           .080      (.080)          -          (.080)      1.000
       1988                               1.000     .060        -           .060      (.060)          -          (.060)      1.000
       1987                               1.000     .053        -           .053      (.053)          -          (.053)      1.000
       1986                               1.000     .065        -           .065      (.065)          -          (.065)      1.000

   Princor Government Securities
   Income Fund, Inc.

     Class A
     Year Ended October 31,
       1995                              10.28      .71       1.02         1.73       (.70)           -          (.70)      11.31
       1994                              11.79      .69      (1.40)        (.71)      (.68)         (.12)        (.80)      10.28
       1993                              11.44      .74        .55         1.29       (.74)         (.20)        (.94)      11.79
       1992                              11.36      .81        .12          .93       (.81)         (.04)        (.85)      11.44
       1991                              10.54      .85        .84         1.69       (.87)           -          (.87)      11.36
       1990                              10.76      .85       (.22)         .63       (.85)           -          (.85)      10.54
     Four Months Ended
       October 31, 1989 (f)              10.66      .29        .09          .38       (.28)           -          (.28)      10.76
     Year Ended June 30,
       1989                              10.33      .87        .32         1.19       (.86)           -          (.86)      10.66
       1988                              10.40      .89       (.05)         .84       (.88)         (.03)        (.91)      10.33
       1987                              10.82      .86       (.13)         .73       (.87)         (.28)       (1.15)      10.40
       1986                              10.55     1.24        .49         1.73      (1.26)         (.20)       (1.46)      10.82



                                                                                        Ratios/Supplemental Data


                                                                                                     Ratio of Net
                                                                                        Ratio of      Investment
                                                                      Net Assets at   Expenses to     Income to     Portfolio
                                                            Total     End of Period     Average        Average       Turnover
                                                           Return(a)  (in thousands)  Net Assets     Net Assets       Rate


   Princor Bond Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                                  19.73%     $106,962       .94% (b)          7.26%        5.1%
       1994                                                  (6.01)%      88,801       .95% (b)          7.27%        8.9%
       1993                                                  15.22%       85,015       .92% (b)          7.19%        9.3%
       1992                                                  11.45%       62,534       .88% (b)          7.95%        8.4%
       1991                                                  16.04%       37,825       .80% (b)          8.66%         .9%
       1990                                                   3.08%       22,719      1.22%              8.40%        3.6%
       1989                                                  11.54%       13,314      1.24%              8.59%        0.0%
     Period Ended October 31, 1988 (c)                       11.59% (d)   10,560       .70% (e)(b)       8.85% (e)   63.9% (e)

   Princor Cash Management Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                                   5.36%      623,864       .72% (b)          5.24%         N/A
       1994                                                   3.40%      332,346       .70% (b)          3.27%         N/A
       1993                                                   2.67%      284,739       .67% (b)          2.63%         N/A
       1992                                                   3.71%      247,189       .65% (b)          3.66%         N/A
       1991                                                   6.29%      262,543       .61% (b)          5.95%         N/A
       1990                                                   7.65%      151,007       .93% (b)          7.36%         N/A
     Four Months Ended
       October 31, 1989 (f)                                   2.63% (d)  124,895      1.04% (e)(b)       7.86% (e)     N/A
     Year Ended June 30,
       1989                                                   8.15%      120,149      1.00% (b)          8.21%         N/A
       1988                                                   6.18%       51,320      1.02%              6.06%         N/A
       1987                                                   5.34%       45,015      1.02%              5.33%         N/A
       1986                                                   6.71%       35,437      1.10%              6.76%         N/A

   Princor Government Securities
   Income Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                                  17.46%      261,128       .87%              6.57%       10.1%
       1994                                                  (6.26)%     249,438       .95%              6.35%       24.8%
       1993                                                  11.80%      236,718       .93%              6.38%       52.6%
       1992                                                   8.49%      161,565       .95%              7.04%       54.3%
       1991                                                  16.78%       94,613       .98%              7.80%       14.9%
       1990                                                   6.17%       71,806      1.07%              8.15%       22.4%
     Four Months Ended
       October 31, 1989 (f)                                   3.63% (d)   55,702      1.07% (e)          8.18% (e)    5.2% (e)
     Year Ended June 30,
       1989                                                  12.37%       56,848       .96%              8.58%        -
       1988                                                   8.60%       59,884       .82%              8.65%        -
       1987                                                   7.00%       65,961       .92%              7.93%       17.6%
       1986                                                  17.37%       43,576       .60%              9.33%      141.2%

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year, except as noted in the financial statements) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:


                                Per Share Ratio of Expenses
                               Net Invest- to Average Net  Amount
        Fund            Year   ment Income     Assets      Waived

Princor Bond Fund, Inc.
   Class A             1995    $.77           1.02%      $  86,018
                       1994        .77        1.09%        120,999
                       1993        .79        1.07%        111,162
                       1992        .82        1.11%        110,868
                       1991        .84        1.15%        100,396
                        1988 (c)   .76        1.12% (e)     31,187

Princor Cash Management
   Fund, Inc.
   Class A             1995        .052        .78%        296,255
                       1994        .031        .90%        595,343
                       1993        .025        .84%        468,387
                       1992        .035        .80%        385,328
                       1991        .059        .79%        433,196
                       1990        .073       1.01%        106,841
                       1989**      .026       1.06% (e)    101,625
                       1989*       .079       1.11%          9,558
*  Year ended June 30, 1989
**  Four months ended October 31, 1989

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.


INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions

                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period

   Princor High Yield Fund, Inc.

     Class A
     Year Ended October 31,
       1995                            $  7.83$     .68   $    .20     $    .88    $  (.65)         $ -       $  (.65)    $  8.06
       1994                               8.36      .63       (.51)         .12       (.65)           -          (.65)       7.83
       1993                               8.15      .71        .21          .92       (.71)           -          (.71)       8.36
       1992                               7.86      .79        .29         1.08       (.79)           -          (.79)       8.15
       1991                               7.12      .88        .80         1.68       (.94)           -          (.94)       7.86
       1990                               9.47     1.10      (2.35)       (1.25)     (1.09)         (.01)       (1.10)       7.12
       1989                              10.44     1.10       (.83)         .27      (1.09)         (.15)       (1.24)       9.47
     Period Ended October 31, 1988 (b)    9.97      .98 (c)    .38         1.36       (.89)           -          (.89)      10.44

   Princor Utilities Fund, Inc.

     Class A
     Year Ended October 31,
       1995                               9.25      .48 (c)   1.70         2.18       (.49)           -          (.49)      10.94
       1994                              11.45      .46 (c)  (2.19)       (1.73)      (.45)         (.02)        (.47)       9.25
     Period Ended October 31, 1993 (f)   10.18      .35 (c)   1.27         1.62       (.35)           -          (.35)      11.45


                                                                                        Ratios/Supplemental Data


                                                                                                     Ratio of Net
                                                                                        Ratio of      Investment
                                                                      Net Assets at   Expenses to     Income to     Portfolio
                                                            Total     End of Period     Average        Average       Turnover
                                                           Return(a)  (in thousands)  Net Assets     Net Assets       Rate

   Princor High Yield Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                                   11.73%      $23,396         1.45%         8.71%           40.3%
       1994                                                    1.45%       19,802         1.46%         7.82%           27.2%
       1993                                                   11.66%       19,154         1.35%         8.57%           23.4%
       1992                                                   14.35%       16,359         1.41%         9.69%           28.2%
       1991                                                   25.63%       13,195         1.50%        12.06%           14.2%
       1990                                                  (14.51)%       9,978         1.45%        12.99%           15.8%
       1989                                                    2.68%       12,562         1.43%        11.22%           19.9%
     Period Ended October 31, 1988 (b)                        14.15%(d)    10,059          .77%(c)(e)  10.55%(e)        73.2%(e)

   Princor Utilities Fund, Inc.

     Class A
     Year Ended October 31,
       1995                                                   24.36%       65,873         1.04%(e)      4.95%           13.0%
       1994                                                  (15.20)%      56,747         1.00%(c)      4.89%           13.8%
     Period Ended October 31, 1993 (f)                        15.92%(d)    50,372         1.00%(c)(e)   4.48%(f)         4.3%(f)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of Fund shares.

(c) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                Per Share Ratio of Expenses
                               Net Invest- to Average Net  Amount
        Fund            Year   ment Income     Assets      Waived

Princor High Yield
   Fund, Inc.           1988(b)   $.95        1.33%(e)   $  32,609
   Class A

Princor Utilities Fund, Inc.
   Class A              1995       .46        1.30%        151,145
                        1994       .41        1.50%        284,836
                        1993(f)    .32        1.54%(e)     139,439

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 16, 1992, date shares first offered to public, through October 31, 1993. Net investment income, aggregating $.05 per share for the period from the initial purchase of shares on November 16, 1992 through December 15, 1992, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the fund incurred unrealized gains on investments of $.13 per share during the initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

 INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

     GROWTH-ORIENTED FUNDS

     The Princor Growth-Oriented Funds currently include four Funds which seek capital appreciation through investments in equity securities (Capital Accumulation Fund, Emerging Growth Fund, Growth Fund and World Fund), one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund) and one Fund which seeks growth of capital and growth of income primarily through investments in common stocks of well capitalized, established companies (Blue Chip Fund).

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and sponsored and unsponsored American Depository Receipts (ADRs) based on any of the foregoing securities. Unsponsored ADRs are not created by the issuer of the underlying security, may be subject to fees imposed by the issuing bank that, in the case of sponsored ADRs, would be paid by the issuer of a sponsored ADR and may involve additional risks such as reduced availability of information about the issuer of the underlying security. The Blue Chip, Capital Accumulation, Emerging Growth, Growth and World Funds will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, a Growth-Oriented Fund may, for temporary defensive purposes, place all or a portion of its assets in cash (on which the Fund would earn no income), cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. When investing for temporary defensive purposes a Growth-Oriented Fund is not investing so as to achieve its investment objective. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Princor Balanced Fund
     The investment objective of Princor Balanced Fund is to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the Manager's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Manager will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates, and changes in fiscal or monetary policies. The Fund may invest up to 20% of its assets in foreign securities. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Princor High Yield Fund for information concerning risks associated with below-investment grade bonds. The Fund will not concentrate its investments in any industry.

     In selecting common stocks, the Manager seeks companies which the Manager believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Manager determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Manager may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

      The Fund may invest in the following  short-term money market investments:
U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of one billion dollars.

     The United States Government securities in which the Fund may invest consist of U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Princor Blue Chip Fund
     The objective of Princor Blue Chip Fund is growth of capital and growth of income. Growth of income means increasing the Fund's investment income which is primarily derived from dividends earned on portfolio securities. In seeking to achieve its objective, the Fund will invest primarily in common stocks of well capitalized, established companies which the Fund's manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of blue chip companies.

     Blue chip companies are defined as those companies with market capitalizations of at least $1 billion. Blue chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of blue chip investments should make the market for such stocks attractive to many investors.

     Examples of blue chip companies currently eligible for investment by the Fund include, but are not limited to, companies such as General Electric Company, Ford Motor Company, Exxon Corporation, Merck & Company, Inc., Digital Equipment Corporation, Capital Cities ABC, Inc., J.P. Morgan & Co. and Coca Cola Company. In general, the Fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change.

     The Fund's Manager may invest up to 35% of the Fund's total assets in equity securities, other than common stock, issued by companies that meet the investment criteria for blue chip companies and in equity securities issued by companies that do not meet those criteria. The Manager does not intend to invest regularly in speculative securities, which are those issued by new, unseasoned companies or by companies that have limited product lines, markets, financial resources or management, but it may from time to time invest not more than 5% of the Fund's total assets in those kinds of securities. The Fund may invest up to 20% of its assets in securities of foreign issuers. The foreign securities in which the Fund may invest need not be issued by companies that meet the investment criteria for blue chip companies. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

 Princor Capital Accumulation Fund
     The primary objective of Princor Capital Accumulation Fund is long-term capital appreciation. A secondary objective is growth of investment income.


     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objectives, investments will be made in securities which as a group appear to offer long-term prospects for capital and income growth.
Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.


Princor Emerging Growth Fund
     The objective of Princor Emerging Growth Fund is to achieve long-term capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Fund may invest, for any period of time, in any industry and in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Fund will invest at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less. The Fund may invest up to 20% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     There can be, of course, no assurance that the Fund will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are able to assume the risk of investing in securities of emerging and growth-oriented companies and prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs. Since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.

Princor Growth Fund
     The objective of Princor Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital.

     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.

Princor World Fund
     The investment objective of Princor World Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Manager intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Fund expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the World Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     The Fund may invest in the securities of other investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

     INCOME-ORIENTED FUNDS


     The Princor Funds that offer Class R shares currently include four Funds which seek a high level of income through investments in fixed-income securities and one fund which seeks current income and long-term growth of income and capital through investments in equity and fixed-income securities of public utilities companies. These Funds are Princor Bond Fund, Princor Government Securities Income Fund, Princor High Yield Fund, Princor Limited Term Bond Fund and Princor Utilities Fund, collectively referred to as the "Income-Oriented Funds." Each Fund has rating limitations with regard to the quality of securities that may be held in the portfolio. The rating limitations apply at the time of acquisition of a security and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").


Princor Bond Fund
     The investment objective of Princor Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     Under normal circumstances, the Fund will invest at least 65% of its assets in bonds in one or more of the following categories: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in the following securities: domestic and foreign corporate debt securities, preferred stocks, common stocks that provide returns that compare favorably with the yields on fixed income investments, common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. Securities rated below BBB or Baa are commonly referred to as junk bonds. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB- by S&P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Princor High Yield Fund for information concerning risks associated with below investment grade bonds.

     During the fiscal year ended October 31, 1995, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

     Moody's Rating                             Portfolio Percentage
           Aa                                           .97%
            A                                         16.78
           Baa                                        78.67
           Ba                                          1.92
            B                                          1.66

     The above percentage for A rated securities include .39% of unrated securities which have been determined by the Manager to be of comparable quality.

     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.

Princor Government Securities Income Fund
     The objective of Princor Government Securities Income Fund is a high level of current income, liquidity and safety of principal.

     The Fund will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Fund may maintain reasonable amounts of cash or short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of long-term investments.

     Depending on market conditions, a substantial portion of the assets may be invested in GNMA Certificates of the modified pass-through type and in repurchase agreements collateralized by such obligations. GNMA is a United States Government corporation within the Department of Housing and Urban Development. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA Certificates, which are the only kind in which the Fund intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Fund. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature), and, therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result the net asset value of Fund shares will fluctuate as interest rates change.

     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Fund at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

     The FNMA and FHLMC securities in which the Fund invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marking Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Fund invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by an agency and is traded regularly in denominations similar to those in which government obligations are traded.

     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Fund may enter into contracts with dealers in GNMA Certificates whereby the Fund agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Fund may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Fund may also purchase optional delivery standby commitments which give the Fund the right to sell particular GNMA Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Fund. To the extent the Fund engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Fund becomes obligated to purchase securities on a delayed delivery basis, the Fund has all the rights and risks attendant to the ownership of a security except that no interest accrues to the purchaser until delivery. At the time the Fund enters into a binding obligation to purchase such securities, Fund assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Fund's total assets that may be committed to transactions in such agreements.

Princor High Yield Fund
     Princor High Yield Fund's primary investment objective is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Fund is designed for investors willing to assume additional risk in return for above average income.

     In seeking to attain the Fund's objective of high current income, the Fund invests primarily in high yielding, lower or nonrated fixed-income securities (commonly known as "junk bonds"), constituting a diversified portfolio which the Fund Manager believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities (both debt and preferred stock) or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be invested in common stocks and other equity securities in which the Growth-Oriented Funds may invest when these types of investments are consistent with the objective of high current income.

     The Fund seeks to invest its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P or in unrated securities which the Fund's Manager believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Fund will not invest in securities rated below Caa by Moody's and below CCC by S&P.

     The rating services' descriptions of securities rating categories in which the Fund may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The higher-yielding, lower-rated securities in which the High Yield Fund invests present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly-rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for higher-yielding, lower-rated securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the High Yield Fund and the ability of the issuers of the securities held by it to pay principal and interest. A default by an issuer may result in the Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Fund invests contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Investors should carefully consider their ability to assume the risks of investing in lower-rated securities before making an investment in the Fund, and should be prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs.

     The Fund seeks to minimize the risks of investing in lower-rated securities through diversification, investment analysis and attention to current developments in interest rates and economic conditions. Because the Fund invests primarily in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Manager's ability than would be the case if the Fund were investing in securities in the higher rating categories. Although the Fund's Manager considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. There are risks in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities, and credit rating agencies may fail to make timely changes in credit ratings to reflect subsequent events. The Manager's analysis includes traditional security analysis considerations such as the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. In addition, the Manager analyzes general business conditions and other factors such as anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. The Manager continuously monitors the issuers of portfolio securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities' liquidity so the Fund can meet redemption requests. During the fiscal year ended October 31, 1995, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

   Moody's Rating                             Portfolio Percentage
         Baa                                         2.27%
         Ba                                         41.53
          B                                         55.72
          C                                           .48

     The above percentages for Ba and B rated securities include unrated securities in the amount of .65% and .34%, respectively, which have been determined by the Manager to be of comparable quality.

     There may be times when, in the Manager's judgment, unusual market or economic conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may employ alternative strategies, primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may temporarily invest in money-market instruments of all types, higher-rated fixed-income securities or any other fixed-income securities that the Fund considers consistent with such strategy. The yield to maturity on these securities would generally be lower than the yield to maturity on lower-rated fixed-income securities. It is impossible to predict when, or for how long, such alternative strategies will be utilized.

     The Fund's Manager buys and sells securities for the Fund principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with its investment objectives, the Fund may sell securities that have appreciated in value because of declines in interest rates. It may also trade securities for the purpose of seeking short-term profits. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.


Princor Limited Term Bond Fund
     The objective of Princor Limited Term Bond Fund is to seek a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less. The Fund seeks to achieve its objective by investing primarily in high grade, short-term debt securities.


     The Fund will invest, under normal circumstances, at least 80% of its total assets in securities issued or guaranteed by the United States ("U.S.") Government or its agencies or instrumentalities (as described in the discussion of Princor Government Securities Income Fund) and other debt securities of U.S. issuers rated within the three highest grades used by Standard & Poor's (AAA, AA or A) or by Moody's (Aaa, Aa, or A) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager. The balance of the Fund's assets may be invested in debt securities rated in the fourth highest grade by the major rating services (i.e., at least "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Corporation, or their equivalents) or, if not rated, judged to be of comparable quality. Securities rated BBB or Baa are considered investment grade securities having adequate capacity to pay interest and repay principal. Such securities may have speculative characteristics, however, and changes in economic and other conditions are more likely to lead to a weakened capacity of the issuer of such securities to make principal and interest payments than is the case with higher rated securities. Under normal circumstances, the Fund will maintain a dollar weighted average maturity of not more than five years. In determining the average maturity of the Fund's portfolio, the Manager may adjust the maturity dates on callable or prepayable securities to reflect the Manager's judgment regarding the likelihood of such securities being called or prepaid.

     The Fund may also invest in other debt securities including corporate debt securities such as bonds, notes and debentures, mortgage-backed securities including collateralized mortgage obligations and other asset-backed securities. For a more complete description of asset-backed securities, see "Princor Government Securities Income Fund" discussion.

     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.

Princor Utilities Fund
     The investment objective of Princor Utilities Fund is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its investment objective by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the Fund, a company will be considered to be in the public utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. Under normal market conditions, the Fund, as an investment policy, will invest at least 65%, and may invest up to 100%, of its total assets in securities of companies in the public utilities industry, and as a matter of fundamental policy will invest no less than 25% of its total assets in those securities. As a non-fundamental policy, the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

     The Fund invests in both equity securities (as defined previously under "Growth-Oriented Funds") and fixed- income securities (bonds and preferred stock) in the public utilities industry. The Fund does not have any set policies to concentrate within any particular segment of the utilities industry. The Fund will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Manager's determination of how to achieve the Fund's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Manager may choose to allocate up to 100% of the Fund's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities).

     Fixed-income securities in which the Fund may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P, or which, if unrated, are deemed to be of comparable quality by the Fund's Manager. A description of corporate bond ratings is contained in the Appendix to the Statement of Additional Information. The rating services' descriptions of Baa or BBB securities are as follows:
Moody's Investors Service, Inc. Bond ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard and Poor's Corporation Bond Ratings -- BBB:
Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     If a fixed-income security held by the Fund is rated BBB or Baa and is subsequently down graded by a rating agency, the Fund will retain such security in its portfolio until the Manager determines that it is practicable to sell the security without undue market or tax consequences to the Fund.

     While the Fund will invest primarily in the securities of public utility companies, it may invest up to 35% of its total assets in those securities that are permissible investments for the Balanced Fund. See "Princor Balanced Fund" and "Certain Investment Policies and Restrictions." However the Fund will not invest in fixed-income securities rated below Baa by Moody's or BBB by S&P.

     When in the opinion of the Manager current market or economic conditions warrant, the Fund may for temporary defensive purposes place all or a portion of its assets in cash, on which the Fund would earn no income, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes or United States Government securities. When investing for temporary defensive purposes the Fund is not investing so as to achieve its investment objective. The Fund may also maintain reasonable amounts of cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

     The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

     Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

     MONEY MARKET FUND

     The Princor Funds currently include one Fund which seeks a high level of income through investments in short-term securities. This Fund is Princor Cash Management Fund referred to as the "Money Market Fund." Securities in which the Princor Cash Management Fund will invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     The Fund will limit its portfolio investments to United States dollar denominated instruments that the Manager, subject to the oversight of the Board of Directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security with a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) an unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     Princor Cash Management Fund will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated in the second highest rating category for short-term debt obligations;

     (2) Securities which at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, in the second highest rating category for short-term obligations; and

     (3) Securities which are unrated but are determined by the Fund's Board of Directors to be of comparable quality to securities rated in the second highest rating category for short-term debt obligations.

     The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at a time when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce the need for such sales. The sale of portfolio securities would be a taxable event. See "Tax Treatment of the Funds, Dividends and Distributions." It is the policy of the Fund to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets of the Fund will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since this Fund expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Fund is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of its investment objective.

     The objective of Princor Cash Management Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Repurchase Agreements/Lending Portfolio Securities

     Each of the Funds may enter into repurchase agreements with, and each of the Funds, except the Capital Accumulation Fund, Growth Fund and Cash Management Fund, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intends either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 15% (10% for the Government Securities Income Fund) of its total assets or (ii) to lend securities in excess of 30% of its total assets.

Forward Commitments

     From time to time, each of the Income-Oriented Funds and the Balanced Fund may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of these Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Funds, except the Cash Management Fund and Government Securities Income Fund, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the World Fund, the 2% limitation also applies to warrants not listed on the Toronto Stock Exchange.

Borrowing


     As a matter of fundamental policy, each Fund may borrow money only for temporary or emergency purposes. Each of the Funds, except the Balanced Fund, Blue Chip Fund, Bond Fund, Emerging Growth Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund, Utilities Fund and World Fund, may borrow only from banks. Further, each Fund may borrow only in an amount not exceeding 5% of its assets, except:


     (1) the Capital Accumulation Fund and Growth Fund, each of which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made; and

     (2) the Cash Management Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.

Options


     The Balanced Fund, Blue Chip Fund, Bond Fund, Emerging Growth Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund, Utilities Fund and World Fund may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These same Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.


General

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. The investment objectives of the Funds are fundamental and certain investment restrictions designated as such in this Prospectus or in the Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies described in this Prospectus and the Statement of Additional Information are not fundamental and may be changed by the Board of Directors of the appropriate Fund without shareholder approval.

RISK FACTORS

      An investment in any of the Growth-Oriented Funds involves the financial and market risks that are inherent in any investment in equity securities. These risks include changes in the financial condition of issuers, in economic conditions generally and in the conditions in securities markets. They also include the extent to which the prices of securities will react to those changes.

      An investment in any of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due.

     The yields on an investment in the Cash Management Fund will vary with changes in short-term interest rates. In addition, the investments of the Cash Management Fund are subject to the ability of the issuer to pay interest and principal when due.


     Each of the following Princor Funds may invest in foreign securities to the indicated percentage of its assets: World Fund - 100%; Balanced, Blue Chip, Bond, Capital Accumulation, Emerging Growth, High Yield, Limited Term Bond Fund, and Utilities Funds - 20%. The Government Securities Income Fund may not invest in foreign securities. Investment in foreign securities presents certain risks which may affect a Fund's net asset value. These risks include, but are not limited to, those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, the withholding of taxes on dividends at the source, political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.


HOW THE FUNDS ARE MANAGED


     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. Investment services and certain other services are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager. The Manager for the Funds is Princor Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of January 31, 1996, the Manager served as investment advisor for 26 such funds with assets totaling approximately $3.0 billion.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for each of the Growth-Oriented Funds, the Government Securities Income Fund, Limited Term Bond Fund, and Utilities Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1995 were approximately $15.6 billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager or Invista furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager or Invista is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                              Primarily
         Fund               Responsible Since                           Person Primarily Responsible

Balanced                     April, 1993            Judith A. Vogel, CFA (BA degree, Central College). Vice President,
                                                    Invista Capital Management, Inc. since 1987.

Blue Chip                    March, 1991            Mark T. Williams, CFA (MBA degree, Drake University). Investment
                          (Fund's inception)        Officer, Invista Capital Management, Inc., since 1992; Security Analyst
                                                    1989-1992.  Prior thereto, Financial Analyst, Digital Equipment Corporation.

Bond                         December, 1987         Donald D. Brattebo (BBA degree, Upper Iowa University). Second Vice
                          (Fund's inception)        President, Principal Mutual Life Insurance Company since 1990; Prior thereto,
                                                    Director, Investment Securities.

Capital Accumulation         October, 1969          David L. White, CFA (BBA degree, University of Iowa). Executive Vice
                          (Fund's inception)        President, Invista Capital Management, Inc. since 1984.

Emerging Growth and          December, 1987         Michael R. Hamilton, (MBA degree, Bellarmine College). Vice President,
Growth                    (Fund's inception)        Invista Capital Management, Inc. since 1987.
                           and August, 1987,
                            respectively

Government Securities        May, 1985              Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Income                    (Fund's inception)        Capital Management Company since 1992. Director - Securities Trading, Principal
                                                    Mutual Life Insurance Company 1992; Prior thereto, Associate Director.

High Yield                   December, 1987         James K. Hovey, CFA (MBA degree University of Iowa). Director - Investment
                          (Fund's inception)        Securities, Principal Mutual Life Insurance Company since 1990; Prior thereto,
                                                    Assistant Director Investment Securities.


Limited Term Bond            February, 1996         Martin J. Schafer (BBA degree, University of Iowa).  Vice President, Invista
                          (Fund's inception)        Capital Management Company since 1992.  Director-Securities Trading,
                                                    Principal Mutual Life Insurance Company 1992; Prior thereto, Associate
                                                    Director.


Utilities                    April, 1993            Catherine A. Green, CFA, (MBA degree, Drake University). Vice President,
                                                    Invista Capital Management, Inc. since 1987.

World                        April, 1994            Scott D. Opsal, CFA, (MBA degree, University of Minnesota). Vice President,
                                                    Invista Capital Management, Inc. since 1987.

     Until August 1, 1988 the World Fund's portfolio was managed by Principal Management, Inc. of Edmonton, Canada and Scottsdale, Arizona, which company has changed its name to Sea Investment Management, Inc. The Fund's previous manager and the current manager are unaffiliated. This change in managers should be kept in mind when reviewing historical investment results.

     For a description of the investment and other services provided by the Manager, see "Cost of Manager's Services" in the Statement of Additional Information. The management fee and total Class A share expenses incurred by each Fund for the period ended October 31, 1995 were equal to the following percentages of each Fund's respective average net assets:

                                                    Total                                                       Total
                                                Class A Share                                               Class A Share
                                   Manager's     Annualized                                     Manager's    Annualized
             Fund                     Fee         Expenses                    Fund                 Fee        Expenses

     Balanced                        .60%          1.37%         Government Securities Income    .46%            .87%
     Blue Chip                       .50%          1.38%         Growth                          .48%           1.16%
     Bond.50%                        .94%*High Yield             .60%                           1.45%
     Capital Accumulation            .45%           .75%         Utilities                       .60%           1.04%*
     Cash Management                 .38%           .72%*        World                           .74%           1.63%
     Emerging Growth                 .64%          1.47%

     *After waiver.

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management and Utilities Funds throughout the fiscal year ended October 31, 1995. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds except the Utilities Fund, through February 28, 1997 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during that period will not exceed, for the Class A shares, .95% for the Bond Fund and .75% for the Cash Management Fund, and for the Class R shares, 1.45% for the Bond Fund and 1.50% for the Cash Management Fund. The Manager continued its voluntary waiver for the Utilities Fund through February 29, 1996 in an amount that maintained a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis during the period did not exceed 1.10% for the Class A shares. The effect of the waivers is and will be to reduce each Fund's annual operating expenses and increase each Fund's yield.


     The Manager's annual fee for the Limited Term Bond Fund is .50% of the Fund's average net assets. The Manager intends to voluntarily waive its fee and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through February 28, 1997 in such amounts that will maintain a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis will not exceed .90% for Class A shares and 1.40% for Class R shares.


     The compensation being paid by the World Fund for investment management services, which currently is equal, on an annual basis, to .75% of the average daily value of the Fund's net assets, is higher than that paid by most funds to their advisors, but it is not higher than the fees paid by many funds with similar investment objectives and policies.

     The Manager and Invista may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between each Fund, the Manager, and Principal Mutual Life Insurance Company provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     Among the expenses paid by each Fund are brokerage commissions on portfolio transactions, the cost of stock issue and transfer and dividend disbursements, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, the cost of shareholder meetings and taxes and interest (if any).

     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc. ("PFS") and Morgan Stanley and Co., each a broker-dealer affiliated with Princor and/or the Manager for each of the Funds. PFS also provides distribution services for Princor Cash Management Fund for which it is compensated by the Manager. These services include, but are not limited to, providing office space, equipment, telephone facilities and various personnel as necessary or beneficial to establish and maintain shareholder accounts. PFS receives a fee from the Manager calculated as a percentage of the average net asset value of shares of the Fund held in PFS client accounts during the period for which PFS provides the services. During the fiscal years ended October 31, 1993, 1994, and 1995, PFS received fees in the amount of $516,939, $539,662, and $991,520 respectively, in consideration of the services it rendered to the Cash Management Fund.

     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company. The Funds reimburse the Manager for the costs of providing these services.

HOW TO PURCHASE SHARES

     Purchases are generally made by completing an Princor IRA application included with this Prospectus and mailing it to Princor. Shares will be issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Generally, the initial amount to be invested will be directly transferred to Princor from the retirement plan in which the investor participates. However, in some cases the investor will purchase shares by check. If investing by check, shares will be issued at the offering price next computed after the completed application and check are received at Princor's main office. Subsequent purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.

     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

     Class R shares of the Cash Management Fund may be purchased only by an exchange from Class R shares of the Princor Funds.


     Minimum Purchase Amount. An investor may open an account with any of the Funds with a minimum initial investment of $250. Additional investments of $50 or more for a Growth-Oriented or Income-Oriented Fund or $100 or more for the Cash Management Fund may be made at any time without completing a new application. The minimum initial and subsequent investment amounts are not applicable to accounts designated as receiving accounts in a Dividend Relay Election. Each Fund's Board of Directors reserves the right to change or waive minimum investment requirements at any time, which would be applicable to all investors alike.


     Each Fund described in this Prospectus offers investors three classes of shares which bear sales charges in different forms and amounts, Class A shares, Class B shares and Class R shares. Only Class R shares are offered through this Prospectus. Class A shares are described herein only because Class R shares convert to Class A shares as described below.

     Class R Shares. Class R shares are purchased without an initial sales charge or a contingent deferred sales charge ("CDSC"). Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares. See "Distribution and Shareholder Servicing Plans and Fees." Class R shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class R shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 49th month after the purchase date. Class R shares acquired by exchange from Class R shares of another Princor fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class R shares converting into Class A shares bears to the shareholder's total Class R shares that were not acquired through dividends and distributions. The conversion of Class R shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class R shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class R shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


     Class A Shares. An investor who invests less than $1 million in Class A shares (except Class A shares of the Cash Management Fund) pays a sales charge at the time of purchase. Certain purchases of Class A shares qualify for reduced sales charges. Class A share purchases of $1 million or more are not subject to a sales charge at the time of purchase, but are subject to a contingent deferred sales charge if redeemed within 18 months of purchase. Class A shares of each of the Funds, except the Cash Management Fund, currently bear a 12b-1 fee at the annual rate of up to 0.25% (0.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees."


OFFERING PRICE OF  FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

     Class R shares. Class R shares are sold to eligible purchasers at net asset value; no front-end load or contingent deferred sales charge applies to the purchase of Class R shares. Class R shares are offered only through Princor and other dealers it selects.


     Class A shares. Class A shares of Princor Cash Management Fund are sold to the public at net asset value; no sales charge applies to such purchases. Class R shares convert to Class A shares at NAV, without a sales charge, as previously described. Class A shares of the Growth-Oriented and Income-Oriented Funds are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% (1.50% for the Limited Term Bond Fund) to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor.

                                      Sales Charge for All Funds           Sales Charge for

                                     Except Limited Term Bond Fund        Limited Term Bond Fund
                                             Sales Charge                   Sales Charge               Dealers Allowances as
                                               as % of:                       as % of:                  % of Offering Price

                                                                                                     All Funds
                                                          Net                           Net           Except         Limited
                                       Offering         Amount         Offering       Amount       Limited Term        Term
                                         Price         Invested          Price       Invested          Bond           Bond

Less than $50,000                       4.75%           4.99%           1.50%         1.52%            4.00%         1.25%
$50,000 but less than $100,000          4.25%           4.44%           1.25%         1.27%            3.75%         1.00%
$100,000 but less than $250,000         3.75%           3.90%           1.00%         1.10%            3.25%          .75%
$250,000 but less than $500,000         2.50%           2.56%           0.75%         0.76%            2.00%          .50%
$500,000 but less than $1,000,000       1.50%           1.52%           0.50%         0.50%            1.25%          .25%
$1,000,000 or more                        0               0               0             0               .75%          .25%

     CDSC on Class A Shares. Purchases of Class A shares of $1,000,000 or more may be subject to CDSC upon redemption. A CDSC is payable to Princor on these investments in the event of a share redemption within 18 months following the share purchase, at the rate of .75% (.25% for the Limited Term Bond Fund) of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Princor mutual fund will continue to be subject to the CDSC until the original 18 month period expires. However, no CDSC is payable with respect to redemptions of Class A shares used to fund a Princor 401 (a) or Princor 401 (k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets.

     Investors may be eligible to buy Class A shares at reduced sales charges. Purchasers of Class A shares may benefit from Princor's Rights of Accumulation and Statement of Intention as well as the reduced sales charge available for the investment of certain life insurance and annuity contract death benefits and various Employee Benefit Plans and other plans. Descriptions are included in the Statement of Additional Information.


     Investors may be able to purchase Class A shares at net asset value. The following persons may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value (without a sales charge): (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of any of the Funds, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries, and employees of such persons); (3) The Principal Financial Group Employees' Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company; (5) Sales representatives and employees of sales representatives of Princor or other dealers through which shares of the Funds are distributed; (6) Spouses, surviving spouses and dependent children of the foregoing persons; (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other broker-dealers or financial planners selected by Princor; and (9) clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or other dealer within 180 days of the date of the purchase of Class A shares of the Funds, if the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which was subject to a contingent deferred sales charge.

     Each of the Funds, except Princor Tax-Exempt Bond Fund and Princor Tax-Exempt Cash Management Fund, have filed an application for an exemptive order with the Securities and Exchange Commission ("SEC") to permit each Fund to offer its Class A shares at net asset value to participants of certain annuity contracts issued by Principal Mutual Life Insurance Company. The Funds intend to make an exchange offer to such participants if the SEC grants the order.


     The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60 days notice to shareholders of existing accounts.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS AND FEES

     Class R Distribution Plan. Each of the Funds described in this Prospectus has adopted a distribution plan for the Class R shares. Each Class R Plan provides for payments by the Fund to Princor at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares.

     Although Class R shares are sold without an initial sales charge, Princor incurs certain distribution expenses. In addition, Princor may remit on a continuous basis up to .50% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.


     Class A Distribution Plan. Each of the Funds, except the Cash Management Fund, has adopted a distribution plan for the Class A shares. The Fund will make payments from its assets to Princor pursuant to this Plan after the end of each month at an annual rate not to exceed 0.25% (0.15% for the Limited Term Bond
Fund) of the average daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares but may remit on a continuous basis up to .25% (0.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.


     General. The purpose of the Plans is to permit the Fund to compensate Princor for expenses incurred by it in promoting and distributing Fund shares and providing services to Fund shareholders. If the aggregate payments received by Princor under any of the Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to that Plan, Princor will promptly reimburse the Fund for the amount of the excess. If expenses under a Plan exceed the amount for which Princor may be compensated in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to the Plans that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. The Plans are further described in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

     Each Fund calculates net asset value of a share of each class by dividing the total value of the assets attributable to the class, less all liabilities attributable to the class, by the number of shares outstanding of the class. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Growth-Oriented and Income-Oriented Funds
     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board of Directors that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith through procedures established by the Board.

     As previously described, some of the Funds may purchase foreign securities, whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Fund
     Portfolio securities of the Cash Management Fund are valued at amortized cost. For a description of this calculation procedure see the Statement of Additional Information. The Cash Management Fund reserves the right to calculate or estimate its net asset value more frequently than once a day if it deems it desirable.

DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS

Growth-Oriented and Income-Oriented Funds
     Any dividends payable on Class R shares of a Fund on a per share basis will be lower than dividends payable on Class A shares of the Fund. Any dividends from the net income of the Growth-Oriented Funds, except the Balanced, Blue Chip and World Funds, normally will be distributed to the respective shareholders semiannually. Any dividends from the net income of the Balanced and Blue Chip Funds will be distributed on a quarterly basis and any dividends from the net income of the World Fund will be distributed annually. Any dividends from the net income of the Income-Oriented Funds, except the Utilities Fund, will normally be distributed monthly. Any dividends from the net income of the Utilities Fund will be distributed quarterly. Distributions from the Funds that make monthly distributions will normally be declared payable on the first business day of each month to shareholders of record at the close of business on the last business day of the preceding month. Distributions for the Funds that make quarterly distributions will normally be declared payable on the last business day of December and the first business day of April, July and October to shareholders of record at the close of business on the preceding business day. Distributions from the Funds that make semiannual distributions will normally be declared payable on the first business day in July and the last business day in December to shareholders of record at the close of business on the last business day prior to distribution. Annual distributions from the World Fund will normally be declared payable on the last business day in December to shareholders of record at the close of business on the last business day prior to distribution. Net realized capital gains for each of the Funds, if any, will be distributed annually, generally the first business day of December. Dividends and capital gains distributions are reinvested in additional Fund shares at their net asset value (without a sales charge) as of the payment date.

Money Market Fund
     The Cash Management Fund declares dividends of all its daily net investment income on each day the net asset value per share is determined. Dividends for the Fund are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value.

     Net investment income of the Cash Management Fund, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund. Dividends payable on Class R shares of the Cash Management Fund on a per share basis will be lower than dividends payable on Class A shares of the Fund.

     Since it is the policy of the Cash Management Fund, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, the Fund does not expect any capital gains or losses. If the Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is normally declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account.

     Normally the Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net investment income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investment in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors for the Fund.

     The Board of Directors of the Fund may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on the shareholders.

Dividend Relay Election

     Shareholders may elect to have dividends and capital gains distributions from one of the Princor funds invested in shares of the same class of one of the other Princor funds. This Dividend Relay Election can be made on the application or at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends and distributions originate, on 10 days notice by telephone to the Fund. A signature guarantee may be required to make the Dividend Relay Election. See "General Information About a Fund
Account." There is no administrative charge for this service. Dividends and distributions are credited to the receiving Fund the day such dividends are paid at the receiving Fund's net asset value for that day.

     If the Dividend Relay Election privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to redeem the account and send the proceeds to the shareholder.

     Shareholders may discontinue the Dividend Relay Election at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends originate, on 10 days notice by telephone to the Fund. The Funds reserve the right to discontinue or modify this service upon 60 days written notice to shareholders.

 TAX-TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

     It is the policy of each of the Funds to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment applicable to regulated investment companies under the provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amounts so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Funds intend to comply with the Act's requirements and to avoid this excise tax. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities where the ex-dividend date may have passed in which case such dividends are recorded as soon as the Fund is informed of the ex-dividend date.

     Class R shares and Class A shares acquired by the conversion of Class R shares are used to fund IRAs. Distributions from IRAs are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received from an IRA prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the participant's death or disability or if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and the participant's designated beneficiary.

     Generally, distributions from IRAs must commence not later than April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the participant (or the participant and beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the participant dies before his or her entire interest in the IRA has been distributed, the participant's entire interest must be distributed at least as rapidly as under the method of distribution being used as of the date of that person's death. If the particpant dies prior to beginning any distributions from the IRA, the entire interest in the IRA will be distributed (1) within five years after the date of the participant's death or (2) as periodic payments which will begin within one year of the participant's death and which will be made over the life expectancy of the participant's designated beneficiary. However, if the participant's designated beneficiary is the surviving spouse, the IRA may be continued with the surviving spouse deemed to be the new IRA participant.

     The Code permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax -deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

     The Funds are required by law to withhold 10% of IRA distributions unless the shareholder elects not to have withholding apply.

     Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

HOW TO EXCHANGE SHARES

     Class R shares and Class A shares acquired by the conversion of Class R shares may be exchanged at net asset value for shares of the same class of any other Princor Fund described in the Prospectus, at any time. For purposes of computing the length of time Class R shares acquired by the exchange are held prior to conversion to Class A shares, the length of time the acquired shares have been owned by a shareholder will be measured from the date of original purchase of the exchanged shares.

     A shareholder may also make an Automatic Exchange Election. This election authorizes an exchange as described above from one Princor Fund to any or all of the other Princor Funds on a monthly, quarterly, semiannual or annual basis. The minimum amount that may be exchanged into any Princor Fund must equal or exceed $300 on an annual basis. The exchange will occur on the date of the month specified by the shareholder in the election so long as the day is a trading day. If the designated day is not a trading day, the exchange will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the exchange will occur on the trading day prior to the designated day. The Automatic Exchange Election may be made on the open account application, on 10 days written notice or, if telephone transaction services apply to the account from which the exchange is made, on 10 days notice by telephone to the Fund from which the exchange will be made.

     Shareholders may exercise the telephone exchange privilege by telephoning 1-800-247-4123. If all telephone lines are busy, shareholders might not be able to request telephone exchanges and would have to submit written exchange requests. Although the Funds and the transfer agent are not responsible for the authenticity of exchange requests received by telephone, the right is reserved to refuse telephone exchanges when in the opinion of the Fund from which the exchange is requested or the transfer agent it seems prudent to do so. The shareholder bears the risk of loss caused by a fraudulent telephone exchange request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the shareholder's address of record. In addition, the Fund directs exchange proceeds only to another Princor fund account used to fund the shareholder's IRA.

     General - If the exchanging shareholder does not have an account with the Fund in which shares are being acquired, a new account will be established with the same registration as the account from which shares are exchanged. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired. A shareholder may receive shares in exchange only if they may be legally offered in the shareholder's state of residence.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Directors or Princor Management Corporation believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. A shareholder may modify or discontinue an election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.

HOW TO SELL SHARES

     Class R shares and Class A shares acquired by the conversion of Class R shares are used to fund IRAs. A request for a distribution from an IRA must be made in writing. Shareholders may obtain a distribution form by telephoning 1-800-247-4123 or writing to Princor, at P.O. Box 10423, Des Moines, Iowa 50306. Shares are redeemed at the net asset value calculated after the Fund receives the written request in proper form. There is no charge for redemptions. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption. The Funds generally send redemption proceeds the business day after the request is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than three business days, as permitted by federal securities law. A Fund will redeem only those shares for which it has received payment. To avoid the inconvenience of a delay in obtaining redemption proceeds, shares may be purchased with a certified check, bank cashiers check or money order.

     Distributions from an IRA may be taken as a lump sum of the entire interest in the IRA, a partial interest in the IRA, or in periodic payments of either a fixed amount or amounts based upon certain life expectancy calculations. Tax penalties may apply to distributions taken before the IRA participant attains age 59 1/2. See "Tax Treatment of Fund Dividends and Distributions."

A redemption request made payable to someone other than the plan participant requires a signature guarantee as a part of a proper endorsement. The signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

     Reinvestment Privilege - Within 60 days after redemption, shareholders who redeem all or part of their Class R shares or Class A shares which were acquired by conversion of Class R shares have a onetime privilege to reinvest the amount redeemed in shares of the same class of any of the Funds without a sales charge.

     The reinvestment will be made at the net asset value next computed after written notice of exercise of the privilege is received in proper and correct form by Princor. All reinvestments are subject to acceptance by the Fund or Funds and Princor.

PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds and about a Fund's largest industry holdings and largest specific securities holdings in its portfolio. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Growth-Oriented and Income-Oriented Funds

     The Income-Oriented Funds may advertise their respective yields and average annual total returns. The Growth-Oriented Funds may advertise their respective average annual total returns. Yield is determined by annualizing each Fund's net investment income per share for a specific, historical 30-day period and dividing the result by the ending maximum public offering price for Class A shares or the net asset value for Class R shares of the Fund for the same period. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. These calculations assume the payment of the maximum front-end load in the case of Class A shares, although shareholders who acquire such shares by conversion from Class R shares do not pay a front-end load. The Funds may also calculate total return figures for a specified period that do not take into account the maximum initial sales charge to illustrate changes in the Funds' net asset values over time.

Money Market Fund

     From time to time the Cash Management Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield for the Cash Management Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Fund is an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

     Share certificates will be issued to shareholders only when requested. Shareholders of the Funds will receive a quarterly statement of account for the Fund in which they have invested disclosing information regarding purchases, redemptions, and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date . The Funds treat the statement of account as evidence of ownership of Fund shares. This is known as an open account system. Each Fund bears the cost of the open account system.

     Signature Guarantee. The Funds have adopted the policy of requiring signature guarantees in certain circumstances to safeguard shareholder accounts. A signature guarantee is necessary under the following circumstances:

     1. If a redemption payment is to be made payable to a payee other than the registered shareholder or Principal Mutual Life Insurance Company or any of its affiliated companies;

     2. To add telephone transaction services to an account after the initial application is processed;

     3. When there is any change to a bank account designated to receive distributions; and

     4. If a redemption payment is to be mailed to an address other than the address of record or to an address of record that has been changed within the preceding three months.

     A shareholder's signature must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public is not acceptable.

     Minimum Account Balance. Although there currently is no minimum balance, due to the disproportionately high cost of maintaining small accounts, the Funds reserve the right to redeem all shares in an account with a value of less than $250 and to mail the proceeds to the shareholder. Involuntary redemptions will not be triggered solely by market activity. Shareholders will be notified before these redemptions are to be made and will have thirty days to make an additional investment to bring their accounts up to the required minimum. The Funds reserve the right to increase the required minimum.

SHAREHOLDER RIGHTS

     The following information is applicable to each of the Princor Funds described in this prospectus. Each Fund's shares are currently divided into three classes. Each Fund share is entitled to one vote with fractional shares voting proportionately. Both classes of shares for each Fund will vote together as a single class except where required by law or as determined by the Fund's Board of Directors. Shares are freely transferable, are entitled to dividends as declared by the Fund's Board of Directors and, if the Fund were liquidated, would receive the net assets of the Fund. Shareholders of a Fund may remove any director of that Fund with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders. Shareholders will be assisted with shareholder communication in connection with such matter.

     The Board of Directors of each Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue and may issue two or more classes of shares having such preferences and special or relative rights and privileges as the Directors may determine, without shareholder approval.

     The Funds are not required to hold an annual meeting of shareholders in any year unless required to do so under the Investment Company Act of 1940. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors. However, each Fund will hold a meeting of shareholders when requested to do so in writing by the holders of 10% or more of the outstanding shares of that Fund.

     Shareholder inquiries should be directed to the appropriate Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     As of October 31, 1995, Principal Mutual Life Insurance Company and its subsidiaries and affiliates owned 25% or more of the outstanding voting shares of each Fund as indicated:

                                                         Percentage of
                                     Number of        Outstanding Shares
                 Fund              Shares Owned             Owned

     Blue Chip Fund                   654,681              26.63%
     Capital Accumulation Fund      6,477,046              44.88
     High Yield Fund                1,090,093              36.56

ADDITIONAL INFORMATION


     Organization: The Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Blue Chip Fund - December 10, 1990; Bond Fund - December 2, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Cash Management Fund - June 10, 1982; Emerging Growth Fund - February 20, 1987; Government Securities Income Fund - September 5, 1984; Growth Fund May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); High Yield Fund - November 26, 1986; Limited Term Bond Fund - August 9, 1995; Utilities Fund - September 3, 1992; World Fund
- May 12, 1981


     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds except the World Fund. The custodian for the World Fund is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the Funds.

     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (2,000,000,000 for Princor Cash Management
Fund), $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder semiannually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor
Financial Services Corporation. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

     Principal Underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306, is the principal underwriter for each of the Princor Funds.

     Transfer  Agent  and  Dividend   Disbursing   Agent:   Princor   Management
Corporation, The Principal Financial Group, Des Moines, Iowa, 50392, is the transfer agent and dividend disbursing agent for each of the Princor Funds.




This Prospectus describes two investment companies ("Money Market Funds") which have been organized by Principal Mutual Life Insurance Company and which provide the following range of investment objectives:



         Princor Cash Management Fund, Inc. seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.


         Princor Tax-Exempt Cash Management Fund, Inc. seeks, through investment in a professionally managed portfolio of high quality, short-term Municipal Obligations, as high a level of current interest income exempt from federal income tax as is consistent with stability of principal and maintenance of liquidity.



Princor Cash Management Fund offers three classes of shares: Class A shares, Class B shares and Class R shares. Princor Tax-Exempt Cash Management Fund offers two classes of shares: Class A shares and Class B shares. Each class is sold pursuant to different sales arrangements and bears different expenses. Only Class A shares are offered through this prospectus. Class B shares and Class R shares are offered only by exchange from shares of the same class of other Princor Funds.

An investment in the Money Market Funds is neither insured nor guaranteed by the
U. S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

This Prospectus concisely states information about the Money Market Funds that an investor ought to know before investing. It should be read and retained for future reference.


Additional information about the Money Market Funds has been filed with the Securities and Exchange Commission, including a document called a Statement of Additional Information dated February 29, 1996. The Statement of Additional
Information and a Prospectus describing Class B and Class R shares can be obtained free of charge by writing or telephoning the Funds' Principal
Underwriter: Princor Financial Services Corporation, P. O. Box 10423, Des Moines, Iowa 50306. Telephone 1-800-247-4123.








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is February 29, 1996




                                TABLE OF CONTENTS

                                                                      Page

     Overview.........................................................  3

     Financial Highlights.............................................  5

     Investment Objectives, Policies and Restrictions.................  8

     Risk Factors..................................................... 11

     Certain Investment Policies and Restrictions..................... 11

     How the Funds are Managed........................................ 12

     Determination of Net Asset Value of Funds' Shares................ 13

     Performance Calculation.......................................... 13

     Shareholder Rights............................................... 14

     Distribution of Income Dividends and Realized Capital Gains...... 15

     Tax Treatment of the Funds, Dividends and Distributions.......... 16

     How to Purchase Shares........................................... 17

     Offering Price of Funds' Shares.................................. 19

     General Information About a Fund Account......................... 19

     How to Sell Shares............................................... 20

     Periodic Withdrawal Plan......................................... 22

     How to Exchange Shares........................................... 23

     Additional Information........................................... 24

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. Currently, shares of the Funds are not available for sale in New Hampshire or Vermont, in any U. S. possession or in Canada or any other foreign country. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds' Manager.

OVERVIEW

     The following summarized information should be read in conjunction with the detailed information appearing elsewhere in the Prospectus.

     The Princor Money Market Funds are separately incorporated, open-end diversified management investment companies.


What do the Funds  offer  investors?  Professional  Investment  Management:

     Experienced   securities  analysts  provide  each  Fund  with  professional investment management.

     Diversification: Each Fund will diversify by investing in securities issued by a number of issuers. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholder's investments in either of the Funds creates administrative efficiencies.

     Liquidity: Upon request each Fund will redeem its shares and promptly pay the investor the current net asset value of the shares redeemed. See "Redemption of Shares."

     Dividends: Each Fund will normally declare a dividend payable from investment income in accordance with its distribution policy. See "Distribution of Income Dividends and Realized Capital Gains."

     Convenient Investment and Recordkeeping Services: Shareholders of the Funds will generally receive a monthly statement of account, although quarterly statements might be provided for certain accounts. See "General Information About A Fund Account."

What are the Funds' investment objectives?

     The investment objective of Princor Cash Management Fund, Inc. (sometimes referred to as the "Cash Management Fund") is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments.

     The objective of Princor Tax-Exempt Cash Management Fund, Inc. (sometimes referred to as the "Tax-Exempt Cash Management Fund") is as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund seeks to achieve its objective through investment in a professionally managed portfolio of high quality, short-term Municipal Obligations.

     There can be no assurance that the investment objectives of either of the funds will be realized. See "Investment Objectives, Policies and Restrictions."

What are the risk factors?

     Because the Funds have different investment objectives, each Fund is subject to different financial and market risks and current income volatility. Financial risk refers to the earnings stability and overall financial soundness of an issuer of an equity security and to the ability of an issuer of a debt security to pay interest and principal when due. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general and, with particular reference to debt securities, to changes in the overall level of interest rates. Current income volatility refers to the degree and rapidity with which changes in the overall level of interest rates become reflected in the level of current income of a Fund. See "Risk Factors," and "Investment Objectives, Policies and Restrictions."

How can I invest in the Funds?

     Each Fund offers its shares for sale through Princor Financial Services Corporation, a broker-dealer that is also the principal underwriter for the Funds, or other dealers which it selects. Class A shares of the Money Market Funds are offered to the public without a sales charge at the net asset value next determined after receipt of an order. Net asset value will usually remain constant at $1.00 per share; however, there can be no assurance that the net asset value will not change. See "How to Invest in the Funds."

What is the minimum amount that may be invested?

     The initial investment for the Money Market Funds must be at least $1,000. The minimum subsequent individual investment is $100 for the Money Market Funds. A $100 minimum for initial and subsequent investments is available for each of the Money Market Funds under a Systematic Accumulation Plan. Alternatively, such a Plan may be established for the Money Market Funds with a minimum initial investment of $1,000 and a minimum subsequent monthly investment of $25. The minimum initial and subsequent investment amounts for the Money Market Funds are not applicable to sweep accounts from broker-dealers who have made such arrangements with the Funds. Each fund may redeem all shares in an account which, after a redemption, has a value of less than $300 and mail the proceeds of such a redemption to the shareholder at the address of record. See "Minimum Investment Requirement."

How can I withdraw my investment?

     Withdrawals, which are also known as redemptions, may be made by mailing a request for withdrawal or by telephone if telephone transaction services apply to the account. Upon proper authorization certain redemptions may be processed through a selected dealer. Redemptions may also be made through a Periodic Withdrawal Plan. In addition, shareholders of the Money Market Funds may redeem shares by writing a check against their account balance and by establishing a preauthorized withdrawal service on their account. Withdrawals are made at net asset value without charge. See "Redemption of Shares."

Who serves as Manager for the Funds?

     Princor  Management  Corporation,   a  corporation  organized  in  1969  by
Principal Mutual Life Insurance Company, is the Manager for each of the Funds. It is also the dividend disbursing and transfer agent. See "Manager."

What fees and expenses apply to ownership of shares of the Funds?

     The following Expense Table depicts fees and expenses applicable to the purchase and ownership of Class A shares of each of the Funds. The fees and expenses for Class A shares are based on amounts incurred by the Funds for the fiscal year ended October 31, 1995. The table included as an Example indicates the cumulative expenses an investor would pay on an initial $1,000 investment that earns a 5% annual return, regardless of whether shares are redeemed. The examples are based on each Fund's Annual Operating Expenses described in the Expense Table. The purpose of the tables is to assist the investor in understanding the various expenses that an investor in the Funds will bear directly or indirectly. Please remember that the Examples should not be considered a representation of future expenses and that actual expenses may be greater or less than those shown.

                                  EXPENSE TABLE
                                                                 Tax-Exempt
                                                   Cash             Cash
                                                 Management      Management
                                                   Fund             Fund
   Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases      None              None
       (as a percentage of offering price)
     Redemption Fee                               None*             None*
     Contingent Deferred Sales Charge             None              None
       (as a percentage of the lower of
       the original purchase price or
       redemption proceeds)

   Annual Fund Operating Expenses
     (as a percentage of average net assets)

     Management Fee                               .38%              .50%
     12b-1 Fee                                    None              None
     Other Expenses                               .34%              .19%

     Total Operating Expenses                     .72%**            .69%**

   * A wire charge of up to $6.00 will be deducted for all wire transfers. ** After waiver.



                                     EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return regardless of whether shares are redeemed:

                                       1 Year     3 Years    5 Years  10 Years

     Cash Management Fund                $7        $23        $40        $89
     Tax-Exempt Cash Management Fund     $7        $22        $38        $86


     The Manager waived a portion of its fee for the Cash Management Fund and the Tax-Exempt Cash Management Fund throughout the fiscal year ended October 31, 1995. Without these waivers, total operating expenses for Class A shares actually incurred by the Cash Management Fund and Tax-Exempt Cash Management Fund for the fiscal year ended October 31, 1995 would have amounted to .78% and
 .84% of each Funds' average net assets, respectively. The Manager voluntarily waived its fee for the period beginning November 1, 1994 and ended February 28, 1995, in such amounts that maintained a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during the period did not exceed .70% for Class A shares. In addition, the Manager continued and intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by the Money Market Funds for the period beginning March 1, 1995 and ending February 28, 1997 in an amount that has maintained and will continue to maintain a total level of operating expenses which as a percentage of average net assets attributable to Class A shares on an annualized basis during the period did not and will not exceed .75%. See "How the Funds are Managed".

FINANCIAL HIGHLIGHTS

     The following financial highlights for each of the ten years in the period ended October 31, 1995, or since the Fund's inception if a shorter period of time, have been derived from financial statements which have been audited by
Ernst & Young LLP, independent auditors whose report thereon has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes and other financial information for each Fund incorporated by reference herein. The financial statements, which contain additional information regarding the performance of the Funds, may be obtained by shareholders, without charge, by telephoning 1-800-451-5447.


FINANCIAL HIGHLIGHTS (Con't.)
                                                 Income from Investment Operations         Less Distributions


                                                          Net Realized
                                                              and
                                      Net Asset    Net     Unrealized    Total     Dividends                               Net Asset
                                       Value at  Invest-      Gain        from      from Net   Distributions               Value at
                                      Beginning   ment     (Loss) on   Investment  Investment       from         Total       End
                                      of Period  Income    Investments Operations    Income    Capital Gains Distributions of Period
Princor Cash Management Fund, Inc.
Year Ended October 31,
1995                                    $1.000   $.052(a)       --      $.052        $(.052)         --          $ (.052)    $1.000
1994                                     1.000    .033(a)       --       .033         (.033)         --            (.033)     1.000
1993                                     1.000    .026(a)       --       .026         (.026)         --            (.026)     1.000
1992                                     1.000    .036(a)       --       .036         (.036)         --            (.036)     1.000
1991                                     1.000    .061(a)       --       .061         (.061)         --            (.061)     1.000
1990                                     1.000    .074(a)       --       .074         (.074)         --            (.074)     1.000
Four Months Ended October 31, 1989(b)    1.000    .027(a)       --       .027         (.027)         --            (.027)     1.000
Year Ended June 30,
1989                                     1.000    .080(a)       --       .080         (.080)         --            (.080)     1.000
1988                                     1.000    .060          --       .060         (.060)         --            (.060)     1.000
1987                                     1.000    .053          --       .053         (.053)         --            (.053)     1.000
1986                                     1.000    .065          --       .065         (.065)         --            (.065)     1.000
Princor Tax-Exempt Cash Management Fund, Inc.
  Year Ended October 31,
1995                                     1.000    .032(a)       --       .032         (.032)         --            (.032)     1.000
1994                                     1.000    .021(a)       --       .021         (.021)         --            (.021)     1.000
1993                                     1.000    .020(a)       --       .020         (.020)         --            (.020)     1.000
1992                                     1.000    .028(a)       --       .028         (.028)         --            (.028)     1.000
1991                                     1.000    .043(a)       --       .043         (.043)         --            (.043)     1.000
1990                                     1.000    .053(a)       --       .053         (.053)         --            (.053)     1.000
1989                                     1.000    .058(a)       --       .058         (.058)         --            (.058)     1.000
Period Ended October 31, 1988(e)         1.000    .005(a)       --       .005         (.005)         --            (.005)     1.000



                                                                               Ratio of Net
                                                                    Ratio of    Investment
                                                    Net Assets    Expenses to   Income to
Princor Cash Management Fund, Inc.       Total    End of Period     Average      Average
Year Ended October 31,                  Return    (in thousands)  Net Assets    Net Assets
1995                                     5.36%       623,864       .72%(a)        5.24%
1994                                     3.40%       332,346       .70%(a)        3.27%
1993                                     2.67%       284,739       .67%(a)        2.63%
1992                                     3.71%       247,189       .65%(a)        3.66%
1991                                     6.29%       262,543       .61%(a)        5.95%
1990                                     7.65%       151,007       .93%(a)        7.36%
Four Months Ended October 31, 1989(b)    2.63%(c)    124,895      1.04%(a)(d)     7.86%(d)
Year Ended June 30,
1989                                     8.15%       120,149      1.00%(a)        8.21%
1988                                     6.18%        51,320      1.02%           6.06%
1987                                     5.34%        45,015      1.02%           5.33%
1986                                     6.71%        35,437      1.10%           6.76%
Princor Tax-Exempt Cash Management Fund, Inc.
  Year Ended October 31,
1995                                     3.24%        99,887       .69%(a)        3.19%
1994                                     2.11%        79,736       .67%(a)        2.08%
1993                                     1.99%        79,223       .66%(a)        1.96%
1992                                     2.86%        69,224       .65%(a)        2.84%
1991                                     4.36%        71,469       .61%(a)        4.27%
1990                                     5.40%        58,301       .71%(a)        5.26%
1989                                     5.88%        42,639       .60%(a)        5.78%
Period Ended October 31, 1988(e)          .47%(c)      6,000       .26%(a)(d)     5.24% (d)

     (a) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year, except as noted) ended October 31 (except as otherwise indicated) of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                        Year Except  Per Share Net        Ratio of Expenses
               Fund    __as Noted__ Investment Income   to Average Net Assets
Princor Cash              1995           .052                     .78%
Management Fund, Inc.     1994           .031                     .90%
                          1993           .025                     .84%
                          1992           .035                     .80%
                          1991           .059                     .79%
                          1990           .073                    1.01%
                          1989*          .026                    1.06% (d)
                          1989**         .079                    1.11%
Princor Tax-Exempt        1995           .031                     .84%
Cash Management Fund,     1994           .019                     .85%
                          1993           .018                     .83%
                          1992           .026                     .82%
                          1991           .040                     .83%
                          1990           .050                     .96%
                          1989 (e)       .053                    1.04% (d)
                          1988           .004                     .76%
*Four Months Ended October 31, 1989
** Year ended June 30, 1989

(b) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 31.

(c)  Total return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from September 30, 1988, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.005 per share, for the period from the initial purchase of shares on August 23, 1988 through September 29, 1988, was recognized and distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. This represented activities of the Fund prior to the initial public offering of Fund shares.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

     The Princor Money Market Funds seek a high level of income through investments in short-term securities. Securities in which the Money Market Funds will invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     Each of the Money Market Funds will limit its portfolio investments to United States Dollar denominated instruments that the Manager, subject to the oversight of the board of directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940.
Eligible Securities include:

     (1) A security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security at the time of issuance was a long-term security that has a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) an unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     Princor Cash Management Fund will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated in the second highest rating category for short-term debt obligations;

     (2) Securities which, at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations in the second highest rating category for short-term obligations;

     (3) Securities which are unrated but are determined by the Fund's board of directors to be of comparable quality to securities rated in the second highest rating category for short-term debt obligations.

     Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

Princor Cash Management Fund
     The objective of Princor Cash Management Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

Princor Tax-Exempt Cash Management Fund
     The objective of Princor Tax-Exempt Cash Management Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund seeks to achieve its objective through investment in a professionally managed portfolio of high quality, short-term obligations that have been issued by or on behalf of state or local governments or other public authorities and that pay interest which is exempt from federal income tax in the opinion of bond counsel to the issuer ("Municipal Obligations").

     The Fund may invest in Municipal Obligations with fixed, variable or floating interest rates and may invest in participation interests in pools of Municipal Obligations held by banks or other financial institutions. The Fund may treat a variable or floating interest rate obligation as maturing before its ultimate maturity date if the Fund has acquired a right to sell the obligation that meets requirements established by the Securities and Exchange Commission.

     The Fund expects to invest primarily in variable rate or floating rate instruments. Typically such instruments carry demand features permitting the Fund to redeem at par upon specified notice. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value. The Manager will monitor on an ongoing basis the pricing, quality and liquidity of such instruments and will similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund will treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     The Fund may also invest in bond anticipation notes, tax anticipation notes, revenue anticipation notes, construction loan notes and bank notes issued by governmental authorities to commercial banks as evidence of borrowings. Since these short-term securities frequently serve as interim financing pending receipt of anticipated funds from the issuance of long-term bonds, tax collections or other anticipated future revenues, a weakness in an issuer's ability to obtain such funds as anticipated could adversely affect the issuer's ability to meet its obligations on these short-term securities.

     The Fund may also invest from time to time on a temporary basis in the following taxable securities which mature 397 days or less from the time of purchase: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities ("U.S. Government securities"), domestic bank certificates of deposit and bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements ("Temporary Investments"). The Fund will make Temporary Investments primarily for liquidity purposes or as a temporary investment of cash pending its investment in Municipal Obligations. During normal market conditions, the Fund will not invest more than 20% of its total assets in Temporary Investments. The Fund, however, may temporarily invest more than 20% of its assets in Temporary Investments when in the opinion of the Fund's Manager it is advisable to maintain a temporary "defensive" posture.

     The Fund may invest in the securities of other investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other investment companies. The Fund will generally invest in other investment companies only for short-term cash management purposes when the advisor anticipates the net return from the investment to be superior to alternatives then available. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), but it may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizeable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, which are issued by industrial development authorities but may be backed only by the assets and revenues of the nongovernmental entities that use the facilities financed by the bonds. The Fund, however, will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax, and during normal market conditions, it will limit its investments in such securities and in Temporary Investments to 20% of its total assets.

     Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected, and the Fund would reevaluate its investment objective and policies and consider changes in its structure.

General Money Market Fund Information
     Each Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at a time when such sales might otherwise not be desirable. Each Fund's right to borrow to facilitate redemptions may reduce the need for such sales. The sale of portfolio securities would be a taxable event. See "Tax Treatment of the Funds, Dividends and Distributions." It is the policy of the Money Market Funds to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets of the Money Market Funds will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since these Funds expect to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Funds will pay any significant brokerage commissions. The Funds are free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of their investment objectives.

RISK FACTORS

     The yields on an investment in either of the Money Market Funds will vary with changes in short-term interest rates. In addition, the investments of each Money Market Fund are subject to the ability of the issuer to pay interest and principal when due. An investment in the Money Market Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

     Each of the  Funds may  enter  into  repurchase  agreements  with,  and the
Tax-Exempt Cash Management Fund, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. Neither Fund intends to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 10% of its total assets. The Tax-Exempt Cash Management Fund does not intend to lend securities in excess of 30% of its total assets.

     The Tax-Exempt Cash Management Fund may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     As a matter of fundamental policy, each Fund may borrow money only from banks for temporary or emergency purposes as follows:

     (1) the Cash Management Fund may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made; and

     (2) the Tax-Exempt Cash Management Fund may borrow in an amount which permits it to maintain a 300% asset coverage and while any such borrowing exceeds 5% of the Fund's total assets no additional purchases of investment securities will be made. If due to market fluctuations or other reasons the Fund's asset coverage falls below 300% of its borrowings, the Fund will reduce its borrowings within three business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. The investment objectives of the Funds are fundamental and certain investment restrictions designated as such in this Prospectus or in the Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies described in this Prospectus and the Statement of Additional Information are not fundamental and may be changed by the Board of Directors of the appropriate Fund without shareholder approval.

HOW THE FUNDS ARE MANAGED


     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. The Manager for the Funds is Princor Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of January 31, 1996, the Manager served as investment advisor for 26 such funds with assets totaling approximately $3.0 billion.


     The Manager advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

     The investment services and certain other services referred to under the heading "Cost of Manager's Services" in the Statement of Additional Information are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager. The management fee and total expenses incurred by each Fund for the period ended October 31, 1995 were equal to the following percentages of each Fund's respective average net assets:

                                            Manager's        Total Class A Share
                Fund                           Fee           Annualized Expenses

     Cash Management                          .38%                  .72%*
     Tax-Exempt Cash Management               .50%                  .69%*

     *After waiver.

     The Manager voluntarily waived a portion of its fee for the Tax-Exempt Cash Management Fund and the Cash Management Fund throughout the fiscal year ended October 31, 1995 and intends to continue its voluntary waivers and, if necessary, pay expenses normally payable by the Money Market Funds through February 28, 1997 as described following the Expense Table. The effect of the waivers was and will be a greater amount of net income available for distribution to shareholders during this period.

     The Manager may purchase at its own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between each Fund, the
Manager, and Principal Mutual Life Insurance Company provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     Among the expenses paid by each Fund are brokerage commissions on portfolio transactions, the cost of stock issue and transfer and dividend disbursements, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, the cost of shareholder meetings and taxes and interest (if any).

     Principal Financial Securities, Inc. ("PFS"), a broker-dealer affiliated with Princor and the Manager for each of the Funds, provides distribution services for the Money Market Funds for which it is compensated by the Manager. These services include, but are not limited to, providing office space, equipment, telephone facilities and various personnel as necessary or beneficial to establish and maintain shareholder accounts. PFS receives a fee from the Manager calculated as a percentage of the average net asset value of shares of each Fund held in PFS client accounts during the period for which PFS provides the services. During the fiscal years ended October 31, 1993, 1994, and 1995, PFS received fees in the amount of $516,939, $539,662 and $991,520, respectively, in consideration of the services it rendered to the Cash Management Fund. During the fiscal years ending October 31, 1993, 1994 and 1995. PFS received fees in the amount of $165,995, $167,309 and $191,789, respectively, in consideration of the services it rendered to the Tax-Exempt Cash Management Fund.

     The Manager serves as investment advisor, dividend disbursing agent and directly and through an affiliate as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company. The Funds reimburse the Manager for the costs of providing these services.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

     The net asset value of each Fund's shares is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange except on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the Fund's redeemable securities, on days during which the Fund receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The net asset value per share of each Fund is determined by dividing the value of the Fund's securities plus all other assets, less all liabilities, by the number of Fund shares outstanding.

     Portfolio securities of the Money Market Funds are valued at amortized cost. For a description of this calculation procedure see the Statement of Additional Information. The Money Market Funds reserve the right to calculate or estimate their net asset values more frequently than once a day if they deem it desirable.

PERFORMANCE CALCULATION

     From time to time, the Funds may publish advertisements containing information (including graphs, charts, tables and examples) about their performance. The Funds' yield figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. For further information on how the Funds calculate yield figures, see the Statement of Additional Information.

     From time to time the Money Market Funds may advertise their respective yield and effective yield. The yield of each Fund refers to the income generated by an investment in that Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A tax equivalent yield may also be advertised by the Tax-Exempt Cash Management Fund.

     The yield for the Money Market Funds will fluctuate daily as the income earned on the investments of the Funds fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Funds are open-end investment companies and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Funds is not insured. Investors comparing results of the Funds with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

SHAREHOLDER RIGHTS

     The following information is applicable to Class A shares for each of the Princor Money Market Funds. Each Fund share is entitled to one vote either in person or by proxy at all shareholder meetings for that Fund. This includes the right to vote on the election of directors, selection of independent accountants and other matters submitted to meetings of shareholders. Each share has equal rights with every other share as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable, have no preemptive or conversion rights, and are freely transferable. Shares may be issued as full or fractional shares, and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shareholders of a Fund may remove any director of that Fund with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders. Shareholders will be assisted with shareholder communication in connection with such matter.

     The bylaws of each Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue without a shareholder vote.

     The bylaws of each Fund also provide that the Fund need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors. However, each Fund will hold a meeting of shareholders when requested to do so in writing by the holders of 10% or more of the outstanding shares of that Fund.

     Shareholder inquiries should be directed to the appropriate Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     NON-CUMULATIVE VOTING: The Funds' shares have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors of a Fund can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS

     The Money Market Funds declare dividends of all their daily net investment income on each day the net asset value per share is determined. Dividends for each Fund are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value. Shareholders may request to have their dividends paid out monthly in cash. For such shareholders, the shares reinvested and credited to their account during the month will be redeemed as of the close of business on the 20th day (or the next business day if the 20th is not a business day) of each month and the proceeds will be paid to them in cash.

     Net investment income of the Money Market Funds, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund.

     Since it is the policy of each Money Market Fund, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, neither Fund expects any capital gains or losses. If either Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, either Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of each Fund (including realized gains and losses on the portfolio securities) is normally declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in either Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of that Fund in the account.

     Normally each Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net investment income of either Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investment in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors for the Fund.

     The Board of Directors of each Fund may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on the shareholders.

Dividend Relay Election

     Shareholders may elect to have dividend payments of $25 or more from a Money Market Fund account invested in shares of the same class of one of the other Princor funds. The Princor funds include: Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Managed Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities Fund, Inc. and Princor World Fund, Inc. (For a description of the investment objective of each Princor Fund, see "Automatic Exchange Election.") This Dividend Relay Election can be made at any time on 10 days written notice to the Fund or, if telephone transaction services apply to the account from which the dividends originate, on 10 days notice by telephone to the Fund. A signature guarantee may be required to make the Dividend Relay Election. See "Open Account System." There is no administrative charge for this service. No sales charge will apply to the purchase of shares made pursuant to the election; dividends are credited to the receiving Fund the day such dividends are paid at the receiving Fund's net asset value for that day. Dividends from a Money Market Fund account may be directed to another Princor fund only if shares of the receiving fund may be legally offered in the shareholder's state of residence. The Dividend Relay Election may be made only after delivery of a current prospectus for the receiving Princor Fund. If the Dividend Relay Election is made to direct dividends from a Fund used to fund the shareholder's retirement plan (for example an IRA), to a receiving Fund that is not used to fund the shareholder's retirement plan, a taxable distribution from the retirement plan will result. Shareholders should consult their tax advisor prior to making such an election.

     If the Dividend Relay Election privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to redeem the account and send the proceeds to the shareholder.

     Shareholders may discontinue the Dividend Relay Election at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends originate, on 10 days notice by telephone to the Fund. The Funds reserve the right to discontinue or modify this service upon 60 days written notice to shareholders.

TAX-TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

     It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amounts so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Funds intend to comply with the Act's requirements and to avoid this excise tax.

     The Tax-Exempt Cash Management Fund also intends to qualify to pay exempt-interest dividends to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Funds which consists of interest received by the Funds on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends when calculating the corporate alternative minimum tax. Persons investing on behalf of a Subchapter S corporation should seek the advice of a tax advisor prior to purchasing shares of the Tax-Exempt Cash Management Fund. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item to determine whether they are subject to the alternative minimum tax. This Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

     Under the federal income tax law, dividends paid from investment income and from realized short-term capital gains, if any, are generally taxable at ordinary income rates whether received in cash or additional shares. The net income of the Cash Management Fund for purposes of its financial reports and determination of the amount of distributions to shareholders may exceed its net income as determined for tax purposes because certain market discount income will be currently included as income for book purposes but not for tax purposes. Although all net income for book purposes will be distributed to shareholders, such distributions are taxable to shareholders of the Fund as ordinary income only to the extent that they do not exceed the shareholder's ratable share of the Fund's investment income and any short-term capital gain as determined for tax purposes. The balance, if any, will be applied against and will reduce the shareholder's cost or other tax basis for the shares.

     Dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January will be deemed to have been distributed to shareholders in December. The Funds will inform shareholders of the amount and nature of their income dividends and capital gains distributions. Dividends from net income and distributions of capital gains may also be subject to state and local taxation.

     The Funds are required by law to withhold 31% of dividends paid to investors who do not furnish the Fund their correct taxpayer identification number, which in the case of most individuals is their social security number. If, at the time the account is established the investor does not have a taxpayer identification number but certifies that one has been applied for, such withholding will be delayed but will commence 60 days after the date of such certification if within such time the investor has not provided such number to the Fund.

     Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

HOW TO PURCHASE SHARES

     A Class A share account with either or both of the Funds may be established by submitting a completed application and check made payable to Princor Financial Services Corporation (the "Distributor") to the Distributor or other dealers which it selects. All applications are subject to acceptance by the Fund or Funds and the Distributor.

     The offering price of shares of the Money Market Funds is the net asset value, which will normally be $1.00 per share; no sales charge applies to purchases of Class A shares of the Money Market Funds.

     Class A shares of the Money Market Funds may be purchased by check or by wire transfer. Purchase orders will be effective at the net asset value next determined after receipt. Net asset value is generally determined at the close of the New York Stock Exchange. Dividends will be paid on the next day following the effective date of a purchase order.

Investments By Check: Class A shares of the Money Market Funds may be purchased by sending a check payable to Princor Financial Services Corporation directly to Princor Financial Services Corporation, P.O. Box 10423, Des Moines, Iowa 50306. IN THE CASE OF A NEW ACCOUNT, A COMPLETED APPLICATION SHOULD ACCOMPANY THE PURCHASE ORDER. Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to 15 days or more. During the period prior to the time the redemption is effective, dividends on such shares will accrue and be paid and the shareholder will be entitled to exercise all other rights of beneficial ownership. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order.

Investments By Wire: Class A shares of the Money Market Funds may also be purchased by wiring Federal Funds directly to Norwest Bank Iowa, N.A, on a day on which the New York Stock Exchange, Norwest Bank Iowa, N.A, and, in the case of an initial purchase, Princor Financial Services Corporation are open for business. FOR AN INITIAL PURCHASE, FIRST OBTAIN AN ACCOUNT NUMBER BY TELEPHONING THE DISTRIBUTOR TOLL FREE 1-800-247-4123. Princor Financial Services Corporation requests the following information:

1. Name in which the account              2. Address and telephone number
   will be registered
3. Tax Identification Number              4. Dividend distribution election
5. Amount being wired and wiring bank     6. Name of Princor Financial Services
                                             Corporation registered
                                             representative, if any


     Princor Financial Services Corporation will assign an account number immediately upon receipt of the above information. After an account number is assigned, the purchaser should instruct the bank to wire transfer Federal Funds to: Norwest Bank Iowa, N.A, Des Moines, Iowa ABA No. 073000228, for credit to:
Princor Financial Services Corporation, Account Number 073-330; for further credit to: Purchaser's Name and Account Number.

     To make subsequent purchases by wire, the pruchaser should instruct the bank to wire transfer Federal Funds to: Norwest Bank Iowa, N.A, Des Moines, Iowa ABA No. 073000228, for credit to: Princor Management Corporation, Account Number 3000499968, for further credit to: Purchaser's Name and Account Number.


     Payment of Federal Funds normally must be received by Norwest Bank before 3:00 p.m. Central Time for an order to be accepted on that day. If payment is received after that time, the order will not be accepted until the next business day. Wire transfers may take two hours or more to complete. Investors may make special arrangements to transmit orders for Fund shares to the Distributor prior to 3:00 p.m. (Central Time) on a day when the Fund is open for business with the investor's assurance that payment for such shares will be made by wiring Federal Funds directly to Norwest Bank Iowa, N.A. prior to 10:00 a.m. the following regular business day. Such orders will be effected at the Fund's offering price in effect on the date such purchase order is received by the Distributor.

     Promptly after the initial purchase, INVESTORS SHOULD COMPLETE AN ACCOUNT APPLICATION and mail to Princor Financial Services Corporation, P.O. Box 10315, Des Moines, Iowa 50306. Wire purchases through a selected dealer may involve other procedures established by that dealer.

Minimum Purchase Amount: An open account with the Fund from which shares are purchased will be created for each investor so that additional investments may be made at any time without completing a new application. The minimum initial investment for the Money Market Funds is $1,000. The minimum additional investment for the Money Market Funds is $100 ($25 minimum for certain systematic accumulation plans), except that a shareholder who has a lesser amount in an account with a selected dealer and who wishes to transfer that amount to either Fund may do so. The minimum initial and subsequent investment amounts for the Money Market Funds are not applicable to sweep accounts from broker-dealers who have made such arrangements with the Funds.

     Systematic Accumulation Plan: A systematic accumulation plan may be started for the Money Market Funds with a $100 minimum if a monthly schedule of subsequent payments of $100 or more is established. Alternatively, such a Plan may be started for the Money Market Funds with an initial minimum investment of $1,000 and minimum subsequent monthly investments of $25. Plan forms and preauthorized check agreements are available from Princor Financial Services Corporation on request.

     Investments in addition to the regularly scheduled investments under the plan may be made at any time, subject to the $100 minimum. There is no obligation to continue the plan and it may be terminated by the investor at any time.

OFFERING PRICE OF FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor Financial Services Corporation which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. As previously mentioned, Class A shares of the Money Market Funds are sold to the public at net asset value; no sales charge applies to purchases of Class A shares of the Money Market Funds.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

     Share certificates will not ordinarily be issued to shareholders. Generally, shareholders of the Money Market Funds will receive a monthly statement disclosing the current balance of shares owned and a summary of transactions through the last day of the month. However, quarterly statements disclosing information regarding purchases, redemptions and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned as of the statement date will be provided in lieu of monthly statements for the following types of accounts:

     1. Accounts for which the only activity during a calendar quarter is the purchase of shares due to the reinvestment of dividends and/or capital gains distributions from the Fund or from another Princor Fund as a result of a dividend relay election;

     2. Accounts from which redemptions are made pursuant to a Periodic Withdrawal Plan;

     3. Accounts for which purchases are made pursuant to a Systematic Accumulation Plan;

     4. Accounts used to fund certain individual retirement or individual pension plans qualified under the Internal Revenue Code; and

     5. Accounts established through an arrangement involving a group of two or more shareholders for whom purchases of shares are made through a person (e.g. an employer) designated by the group. A statement indicating receipt of the total amount paid by the group will be sent to the designated person at the time each purchase is made. If the payment is not received from the designated person on behalf of the group within 10 days of the date such payments are to be made, each member will be notified and thereafter each member will receive a statement at the time of each purchase for the three succeeding payments. If a payment is not received in a quarter on behalf of any group member for whom a purchase had been made in the prior quarter, a statement will be sent to the group member reflecting that a payment was not received on the member's behalf.

     The Funds treat the statement of account as evidence of ownership of Fund shares. This is known as an open account system. It avoids the trouble and expense of safeguarding share certificates and the cost of a lost instrument bond if certificates are lost or destroyed. Certificates, which can be stolen or lost, are unnecessary except for special purposes such as collateral for a loan. A shareholder may obtain a certificate at any time for full shares by requesting it from the Fund in writing. The certificate will be delivered promptly at no cost. The Funds bear the cost of issuing their respective certificates. In cases where certificates have been issued, the certificate must be surrendered in connection with a redemption, transfer or exchange.

     The Funds have adopted the policy of requiring signature guarantees in certain circumstances to safeguard shareholder accounts. A signature guarantee is necessary under the following circumstances:

     1. If a redemption payment is to be made payable to a payee other than the registered shareholder or joint shareholders, or Principal Mutual Life Insurance Company or any of its affiliated companies;

     2. To make a Dividend Relay Election directing dividends from a Fund account which has joint owners to a fund account which has only one owner or different joint owners.

     3.   To change the ownership of the account;

     4. To add telephone transaction services to an account established prior to March 1, 1992, and to any account after the initial application is processed;

     5. When there is any change to a bank account designated under an established telephone withdrawal plan; and

     6. If a redemption payment is to be mailed to an address other than the address of record or to an address of record that has been changed within the preceding three months.

     A shareholder's signature must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public is not acceptable.

     Although there currently is no minimum balance, due to the disproportionately high cost of maintaining small accounts, the Funds reserve the right to redeem all shares in an account with a value of less than $300 and to mail the proceeds to the shareholder. Involuntary redemptions will not be triggered solely by market activity. Shareholders will be notified before these redemptions are to be made and will have thirty days to make an additional investment to bring their accounts up to the required minimum. The Funds reserve the right to increase the required minimum.

     All orders are subject to acceptance by the Fund or Funds and the Distributor. Each Fund's Board of Directors reserves the right to change or waive minimum investment requirements at any time, which would be applicable to all investors alike. Each Fund bears the cost of the open account system.

HOW TO SELL SHARES

     Each Fund will redeem its shares upon request. There is no charge for redemptions of Class A shares. Shareholders may redeem in one of three ways:

     By Mail - If no certificates have been issued, a shareholder simply writes a letter to the Fund, at Princor Financial Services Corporation, P. O. Box 10423, Des Moines, Iowa 50306-0423, requesting redemption of any part or all of the shares owned by specifying either a dollar or share amount. The letter must provide the account number, shareholder social security number or tax identification number and be signed by a registered owner. If certificates have been issued, they must be properly endorsed and forwarded with the redemption request. If redemption proceeds are to be sent by wire transfer, or if payment is to be mailed to the address of record, which has not been changed within the three month period preceding the redemption request, and is made payable to the registered shareholder or joint shareholders, or if payment is to be made payable to Principal Mutual Life Insurance Company or any of its affiliated companies, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

     By Telephone - Shareholders may, by telephone, direct proceeds from redemptions of $1,000 to $100,000 from the shareholder's account with any one Fund to be sent to the address of record, if such address has not changed within the three month period preceding the date of the request, or transferred to a commercial bank account in the United States previously authorized in writing by the shareholder. The telephone redemption privilege is available only if telephone transaction services apply to the account from which shares are redeemed. Telephone transaction services apply unless the shareholder has specifically declined this service on the account application or in writing to the Fund. If certificates have been issued, the telephone redemption privilege will not be allowed on those shares. Shareholders may exercise the telephone redemption privilege by telephoning 1-800-247-4123. If all telephone lines are busy, shareholders might not be able to request telephone redemptions and would have to submit written redemption requests. Redemption proceeds may be sent to the previously designated bank by check or wire transfer. A wire charge of up to $15.00 will be deducted from the Fund account from which the redemption is made for all wire transfers. If proceeds are to be used to settle a securities transaction with a selected dealer, telephone redemptions may be requested by the shareholder or upon appropriate authorization from an authorized representative of the dealer, and the proceeds will be wired to the dealer.

     Telephone redemption requests must be received by a Fund by the close of the New York Stock Exchange on a day when the Fund is open for business to be effective that day. Requests made after that time or on a day when the Fund is not open for business will be effective the next business day. Although the Funds and the transfer agent are not responsible for the authenticity of redemption requests received by telephone, the right is reserved to refuse telephone redemptions when in the opinion of the Fund from which the redemption is requested or the transfer agent it seems prudent to do so. The shareholder bears the risk of loss caused by a fraudulent telephone redemption request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and names of all owners listed on the account and sending written confirmation of the transaction to the shareholder's address of record. In addition, the Fund directs redemption proceeds made payable to the owner or owners of the account only to the address of record that has not been changed within the three month period prior to the date of the telephone request or to a previously authorized bank account.

     By Checkwriting Service - Shareholders of Class A shares of the Money Market Funds may redeem shares by writing checks on their accounts if this service is elected when completing the Fund application. Upon receipt of the properly completed form and signature card, the Fund will provide withdrawal checks drawn on Norwest Bank Iowa, N.A. These checks may be payable to the order of any person in the amount of not less than $100. Shareholders will continue to earn dividends until the check clears. After a check is presented to Norwest Bank for payment, a sufficient number of full or fractional shares will be redeemed from the account to cover the amount of the check. Shareholders currently pay no fee for the checkwriting service, but this may be changed in the future upon written notice to shareholders. If certificates have been issued, the checkwriting service is not available on those shares.

     Shareholders utilizing withdrawal checks will be subject to Norwest Bank's rules governing checking accounts. Shareholders should make sure their accounts have sufficient shares to cover the amount of any check drawn. If insufficient shares are in the account, the check will be returned marked "Insufficient Funds" and no shares will be redeemed. The checkwriting service may be revoked on accounts on which "Insufficient Funds" checks are drawn. Accounts may not be closed by a withdrawal check because the exact amount of the account will not be known until after the check is received by Norwest Bank.

     General - Redemptions, whether in writing or by telephone or other means, by any joint owner shall be binding upon all joint owners. The price at which the shares are redeemed will be the net asset value per share as next computed after the request is received by the Fund in proper and complete form. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption. Accurate records should be kept for the duration of the account for tax purposes.

     Redemption proceeds will be sent within three business days after receipt of a request for redemption in proper form. However, each of the Funds may suspend the right of redemption during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

     Occasionally a Fund may be requested to redeem shares which have been purchased by personal check or pursuant to a systematic accumulation plan for which it has not yet received good payment. If this happens, the Fund may delay transmittal of redemption proceeds until good payment has been collected for the purchase of such shares (which may take up to 15 days or more). Moreover, following a purchase by check, redemptions from the Money Market Funds pursuant to the checkwriting service or pursuant to the telephone withdrawal procedure will not be permitted until payment has been collected on the check. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order. During the period prior to the time the redemption is effective, dividends on the Money Market Funds' shares will accrue and be paid and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     The Fund  reserves the right to modify any of the methods of  redemption or
to  charge  a  fee  for  providing   these   services  upon  written  notice  to
shareholders.

PERIODIC WITHDRAWAL PLAN

     A shareholder may request that a fixed number of shares ($25 initial minimum amount) or enough shares to produce a fixed amount of money ($25 initial minimum payment) be withdrawn from an account monthly, quarterly, semi-annually or annually. The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that the investor may withdraw. An investor may initiate a Periodic Withdrawal Plan by signing an Agreement for Periodic Withdrawal Form and depositing any share certificates that have been issued or, if no certificates have been issued and telephone transactions services apply to the account, by telephoning the Fund.

     A shareholder of the Money Market Funds may establish a Pre-Authorized Check (PAC) Withdrawal Service to enable a shareholder's creditor to receive monthly installment payments from the Shareholder's account if the Shareholder's creditor is capable of providing this service. The shareholder's creditor will provide the necessary forms to establish a PAC Withdrawal Service.

     Redemptions to pay insurance premiums -- Upon completion of the necessary authorization, shareholders of the Money Market funds who pay insurance or annuity premiums or deposits to Principal Mutual Life Insurance Company or its affiliated companies may authorize automatic redemptions from the Fund to pay such amounts. Details relative to this option may be obtained from the Funds.

     Cash withdrawals are made out of the proceeds of redemption on the day designated by the shareholder, so long as the day is a trading day, and will continue until cancelled. Withdrawal payments will be sent on or before the third business day following such redemption. The redemption of shares to make payments under this Plan will reduce and may eventually exhaust the account.

     Shareholders should consult their tax advisors prior to establishing a periodic withdrawal plan from an Individual Retirement Account. Any income dividends or capital gains distributions on shares held under a Periodic Withdrawal Plan are reinvested in additional shares at net asset value. Withdrawals may be stopped at any time without penalty, subject to notice in writing which is received by the Fund.

HOW TO EXCHANGE SHARES

     A shareholder of Class A shares of the Money Market Funds may make an Automatic Exchange Election from one of the Money Market Funds for Class A shares of up to four of any of the other Princor Funds on a monthly or quarterly basis. The Princor Funds include:

     Princor Balanced Fund, Inc. seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

     Princor Blue Chip Fund, Inc. seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

     Princor Bond Fund, Inc. seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     Princor  Capital   Accumulation  Fund,  Inc.  seeks  to  achieve  primarily
          long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

     Princor Cash Management Fund, Inc. seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

     Princor Emerging Growth Fund, Inc. seeks to achieve long-term capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

     Princor Government Securities Income Fund, Inc. seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

     Princor Growth Fund, Inc. seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

     Princor High Yield Fund, Inc. seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income. These are speculative securities.


     Princor Limited Term Bond Fund, Inc. seeks a high level of current income consistent with a relatively high level of principal stability by investing in portfolio of securities with a dollar weighted average maturity of five years or less.


     Princor Tax-Exempt  Bond Fund, Inc. seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality tax-exempt fixed income obligations.

     Princor Tax-Exempt Cash Management Fund, Inc. seeks,  through investment in a professionally managed portfolio of high quality, short-term Municipal Obligations, as high a level of current interest income exempt from federal income tax as is consistent with stability of principal and maintenance of liquidity.

     Princor Utilities Fund, Inc. seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry.

     Princor World Fund, Inc. seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

     The minimum amount that may be exchanged into any Princor Fund must equal or exceed $300 on an annual basis. The exchange will occur on the date of the month specified by the shareholder in the election so long as the day is a trading day. If the day elected by the shareholder is not a trading day, the exchange will occur on the first trading day following the date elected. The Automatic Exchange Election may be made on 10 days written notice or, if telephone transaction services apply to the account from which the exchange is made, on 10 days notice by telephone to the Fund from which the exchange will be made. See "Redemption of Shares" for an explanation of the applicability of telephone  transaction  services.  Exchanges  from  a  Fund  used  to  fund  the shareholder's retirement plan to a Princor Fund not used to fund the shareholder's retirement plan will result in a taxable distribution from the retirement plan. Shareholders should consult their tax adviser prior to making such an exchange. A shareholder may modify or discontinue the election on 10 days written notice or notice by telephone to the Fund from which exchanges are made. The Funds reserve the right to discontinue the Automatic Exchange Election upon 60 days written notice to shareholders.

     Class A shares of Princor funds acquired by the exchange of Class A shares of the Money Market Funds are generally subject to the sales charges applicable to the shares of the acquired fund. However, Class A shares of the Money Market Funds acquired by exchange of any other Princor Fund shares, and additional shares which have been purchased by reinvesting dividends earned on such shares, retain the character of the exchanged shares for purposes of exercising exchange privileges, which means they may be exchanged for Class A shares of other Princor funds at net asset value. An Automatic Exchange Election may only be made after the shareholder obtains a current prospectus for the fund whose shares are acquired by the exchange. A shareholder may receive shares in exchange only if they may be legally offered in the shareholder's state of residence. Such an exchange will be made only upon receipt of the certificate of shares to be exchanged, if a certificate has been issued. An exchange, whether in writing or by telephone or other means, by any joint owner shall be binding upon all joint owners. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired. These exchange privileges may be modified or terminated at any time.

     If the exchanging shareholder does not have an account in the Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and dealer of record as the account from which shares are exchanged. In order to establish a systematic accumulation plan or a periodic withdrawal plan for the new account, an exchanging shareholder must file a specific written request.

ADDITIONAL INFORMATION

     Organization: The Funds were incorporated in the state of Maryland on the following dates: Cash Management Fund - June 10, 1982; Tax-Exempt Cash Management Fund - August 17, 1987.

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds. The custodian performs no managerial or policymaking functions for the Funds.

     Capitalization: The authorized capital stock of each Fund consists of 2,000,000,000 shares of common stock for the Cash Management Fund and 1,000,000,000 shares of common stock for Tax-Exempt Cash Management Fund, $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder semi-annually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor
Financial Services Corporation. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

     Principal   Underwriter:   Princor  Financial  Services  Corporation,   The
Principal Financial Group, Des Moines, Iowa, 50392-0200, is the principal underwriter for each of the Funds.

     Transfer  Agent  and  Dividend   Disbursing   Agent:   Princor   Management
Corporation, The Principal Financial Group, Des Moines, Iowa, 50392-0200, is the transfer agent and dividend disbursing agent for each of the Funds.


Princor Money Market Funds
The Principal Financial Group
Des Moines, Iowa  50392-0200

Sponsored by
Principal Mutual Life Insurance Company
The Principal Financial Group
Des Moines, Iowa  50392

Manager:
Princor Management Corporation
The Principal Financial Group
Des Moines, Iowa  50392-0200

Distributor:
Princor Financial Services Corporation
The Principal Financial Group
Des Moines, Iowa  50392-0200

Custodian:
Bank of New York
48 Wall Street
New York, New York 10286

Auditors:
Ernst & Young LLP
801 Grand, Suite 3400
Des Moines, Iowa  50309



MM 959-4


PRINCOR
CASH MANAGEMENT
FUND, INC.

PRINCOR
TAX-EXEMPT CASH MANAGEMENT FUND, INC.




                                            Prospectus dated February 29, 1996





                                    PART B


                           PRINCOR BALANCED FUND, INC.
                          PRINCOR BLUE CHIP FUND, INC.
                             PRINCOR BOND FUND, INC.
                     PRINCOR CAPITAL ACCUMULATION FUND, INC.
                       PRINCOR CASH MANAGEMENT FUND, INC.
                       PRINCOR EMERGING GROWTH FUND, INC.
                 PRINCOR GOVERNMENT SECURITIES INCOME FUND, INC.
                            PRINCOR GROWTH FUND, INC.
                          PRINCOR HIGH YIELD FUND, INC.
                      PRINCOR LIMITED TERM BOND FUND, INC.
                       PRINCOR TAX-EXEMPT BOND FUND, INC.
                  PRINCOR TAX-EXEMPT CASH MANAGEMENT FUND, INC.
                          PRINCOR UTILITIES FUND, INC.
                            PRINCOR WORLD FUND, INC.



                       Statement of Additional Information


                             dated February 29, 1996


                  This Statement of Additional Information provides information about each of the above Funds in addition to the information that is contained in the Funds' Prospectus, dated February 29, 1996.


                  This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                     Princor Financial Services Corporation
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-247-4123















MM 625 B-6


                                TABLE OF CONTENTS


Investment Policies and Restrictions of the Funds..........        2
        Growth-Oriented Funds..............................        3
        Income-Oriented Funds .............................        7
        Money Market Funds.................................       13
Funds' Investments.........................................       16
Directors and Officers of the Funds........................       29
Manager and Sub-Advisor....................................       31
Cost of Manager's Services.................................       32
Brokerage on Purchases and Sales of Securities.............       35
How to Purchase Shares.....................................       37
Offering Price of Funds' Shares............................       39
Distribution Plan..........................................       44
Determination of Net Asset Value of Funds' Shares .........       47
Performance Calculation....................................       48
Tax Treatment of Funds, Dividends and Distributions  ......       53
General Information and History............................       56
Financial Statements ......................................       56
Appendix A.................................................       57


INVESTMENT POLICIES AND RESTRICTIONS OF THE FUNDS

        The following information about the Princor Funds, a family of separately incorporated, diversified, open-end management investment companies, commonly called mutual funds, supplements the information provided in the Prospectus under the caption "Investment Objectives, Policies and Restrictions."


        There are three categories of Princor Funds: Growth-Oriented Funds, which include four Funds which seek primarily capital appreciation through investments in equity securities (Capital Accumulation Fund, Emerging Growth Fund, Growth Fund and World Fund), one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund) and one Fund which seeks growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip Fund); Income-Oriented Funds, which include five funds which seek primarily a high level of income through investments in debt securities (Bond Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund and Tax-Exempt Bond Fund) and one Fund which seeks current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of public utilities companies (Utilities Fund); and Money Market Funds, which include two funds which seek primarily a high level of income through investments in short-term debt securities (Cash Management Fund and Tax-Exempt Cash Management Fund).


        In seeking to achieve its investment objective, each Fund has adopted as matters of fundamental policy certain investment restrictions which cannot be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Similar shareholder approval is required to change the investment objective of each of the Funds. The following discussion provides for each Fund a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy and a description of any investment restrictions it may have adopted that are not matters of fundamental policy and may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or the Statement of Additional Information is not fundamental and may be changed by the respective Fund's Board of Directors.

        The Table on the next page graphically illustrates each Fund's emphasis on producing current income and capital growth and the stability of the market value of the Fund's portfolio. These illustrations represent comparative relationships only with regard to the investment objectives sought by the Funds. Relative income, stability and growth may vary among the Funds with certain market conditions. The illustrations are not intended and should not be construed as projected relative performances of the Princor Funds.

GROWTH-ORIENTED FUNDS

INVESTMENT OBJECTIVES

     Princor Balanced Fund, Inc. ("Balanced Fund") seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

     Princor Blue Chip Fund, Inc. ("Blue Chip Fund") seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

     Princor Capital Accumulation Fund, Inc. ("Capital Accumulation Fund") seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

     Princor Emerging Growth Fund, Inc. ("Emerging Growth Fund") seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

     Princor Growth Fund, Inc. ("Growth Fund") seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

     Princor World Fund, Inc. ("World Fund") seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

  INVESTMENT RESTRICTIONS

       As a condition of its continued registration in the state of South Dakota, each of the Growth-Oriented Funds has undertaken not to invest more than 10% of its total assets in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 as amended through April 1, 1990, nor may it have more than 10% of its total assets invested in real estate investment trusts or investment companies, nor may it have more than 5% of its assets invested in options, financial futures, or stock index futures, other than hedging positions or positions that are covered by cash or securities, nor may it have more than 5% of its assets invested in equity securities of issuers which are not readily marketable and securities of issuers which have been in operation for less than three years. Each of these funds has further undertaken to notify shareholders in the state of South Dakota 30 days prior to changing any of the restrictions described in this paragraph.

       Balanced Fund, Blue Chip Fund, Emerging Growth Fund and World Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Balanced Fund, Blue Chip Fund and Emerging Growth Fund each may not:

       (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

       (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

       (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

       (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

       (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

       (6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

       (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

       (8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

       (9)   Concentrate   its   investments  in  any  particular   industry  or
             industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry.

       (10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

       (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

       Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

        (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

        (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the World Fund also includes warrants not listed on the Toronto Stock Exchange.

        (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

        (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

        (5) Invest in companies for the purpose of exercising control or management.

        (6) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

        (7) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

        (8)  Invest in arbitrage transactions.

        (9)  Invest in real estate limited partnership interests.

       (10)  Invest in mineral leases.

       The Balanced Fund, Blue Chip Fund and Emerging Growth Fund have also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each such Fund's present policy to:

        (1) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

        (2) Invest more than 20% of its total assets in securities of foreign issuers.

       The World Fund has also adopted the following restriction which is not a fundamental policy and may be changed without shareholder approval. It is contrary to the World Fund's present policy to:

        (1) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

Capital Accumulation Fund and Growth Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Capital Accumulation Fund and Growth Fund each may not:

     (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

     (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except U. S. Government securities).

     (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the voting securities, or any other class of securities of the issuer, to be held by the Fund.

     (4) Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

     (5) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the Fund's total assets.

     (6)  Engage in the purchase and sale of illiquid  interests in real estate.
          For  this  purpose,   readily  marketable  interests  in  real  estate
          investment trusts are not interests in real estate.

     (7)  Engage in the purchase and sale of commodities or commodity contracts.

     (8) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.

     (9) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (10) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of a security. The Fund will not issue or acquire put and call options.

     (11) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

     (12) Invest more than 20% of its total assets in securities of foreign issuers.

       In addition:

     (13) The Fund may not make loans except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, and (ii) enter into repurchase agreements.

     (14) The Fund does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of
          (i) 5% of the value of the Fund's assets, less liabilities other than such borrowings, or (ii) 10% of the Fund's assets taken at cost at the time such borrowing is made. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost.

       Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

     (1)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     (3) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

     (4)  Invest in real estate limited partnership interests.

     (5) Invest in interests in oil, gas, or other mineral exploration or development programs, but the Fund may purchase and sell securities of companies which invest or deal in such interests.

       Although each of these Funds has the right to pledge, mortgage or hypothecate its assets, in order to comply with Illinois statutes, the Funds will not, as a matter of operating policy, pledge, mortgage or hypothecate their portfolio securities to the extent that at any time the percentage of pledged securities plus the sales load will exceed 10% of the offering price of the Funds' shares.

INCOME-ORIENTED FUNDS

INVESTMENT OBJECTIVES

          Princor Bond Fund, Inc. ("Bond Fund") seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

          Princor Government Securities Income Fund, Inc. ("Government Securities Income Fund") seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

          Princor High Yield Fund, Inc. ("High Yield Fund") seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.


          Princor Limited Term Bond Fund, Inc. ("Limited Term Bond Fund") seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.


          Princor Tax-Exempt Bond Fund, Inc. ("Tax-Exempt Bond Fund") seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed income obligations.

          Princor Utilities Fund, Inc. ("Utilities Fund") seeks to provide high current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies in the public utilities industry.

INVESTMENT RESTRICTIONS

       As a condition of its continued registration in the state of South Dakota, the Utilities Fund has undertaken not to invest more than 10% of its total assets in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 as amended through April 1, 1990, nor may it have more than 10% of its total assets invested in real estate investment trusts or investment companies. In addition, as a condition of its continued registration in the state of South Dakota, each of the Income-Oriented Funds has undertaken not to invest more than 5% of its assets in options, financial futures, or stock index futures, other than hedging positions or positions that are covered by cash or securities, nor may it have more than 5% of its assets invested in equity securities of issuers which are not readily marketable and securities of issuers which have been in operations for less than three years. Each of these funds has further undertaken to notify shareholders in the state of South Dakota 30 days prior to changing any of the Funds investment restrictions described in this paragraph.


       Bond Fund, High Yield Fund, Limited Term Bond Fund and Utilities Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Bond Fund, High Yield Fund, Limited Term Bond Fund and Utilities Fund each may not:


       (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

       (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

       (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

       (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

       (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

       (6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

       (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

       (8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

       (9) Concentrate its investments in any particular industry or industries, except that:
             (a) the Utilities Fund may not invest less than 25% of its total assets in securities of companies in the public utilities industry, and

             (b) the Bond Fund, High Yield Fund and Limited Term Bond Fund each may invest not more than 25% of the value of its total assets in a single industry.

       (10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

       (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

       Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

       (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

       (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

       (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

       (4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

       (5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

       (6) Invest in companies for the purpose of exercising control or management.

       (7) Invest more than 20% of its total assets in securities of foreign issuers.

       (8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

       (9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

       (10)  Invest in arbitrage transactions.

       (11)  Invest in real estate limited partnership interests.

       The Utilities Fund has also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

       Government Securities Income Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Government Securities Fund may not:

       (1)   Issue any senior securities.

       (2) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, except that the Fund may maintain reasonable amounts in cash or purchase short-term debt securities not issued or guaranteed by the United States Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of obligations issued by the United States Government or its agencies or instrumentalities.

       (3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

       (4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

       (5)   Purchase  securities  of  other  investment   companies  except  in
             connection with a merger, consolidation, or plan of reorganization.

       (6) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

       (7) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

       (8) Invest in companies for the purpose of exercising control or management.

       (9) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

       (10) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets.

       (11) Enter into repurchase agreements maturing in more than seven days if, as a result, thereof, more than 10% of the Fund's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

       (12) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

       (13) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

       The Fund has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

        (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

        (2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

        (3)  Invest in real estate limited partnership interests.

       Tax-Exempt Bond Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Tax-Exempt Bond Fund may not:

         (1) Issue any senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money in accordance with restrictions described below.

         (2) Purchase any securities other than Municipal Obligations and Taxable Investments as defined in the Prospectus and Statement of Additional Information.

         (3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

         (4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

         (5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

         (6) Invest in companies for the purpose of exercising control or management.

         (7) Invest more than:

             (a) 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities).

             (b) 15% of its total assets in securities that are not readily marketable and in repurchase agreements maturing in more than seven days.

         (8) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (9) Invest in commodities or commodity futures contracts.

       (10)  Write, purchase or sell puts, calls or combinations thereof.

       (11) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

       (12)  Make short sales of securities.

       (13)  Purchase  any  securities  on  margin,  except it may  obtain  such
             short-term   credits  as  are   necessary   for  the  clearance  of
             transactions.

       (14) Make loans, except that the Fund may purchase and hold debt obligations in accordance with its investment objective and policies, enter into repurchase agreements, and may lend its portfolio securities without limitation against collateral, consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

       (15) Borrow money, except for temporary or emergency purposes from banks in an amount not to exceed 5% of the value of the Fund's total assets at the time the loan is made.

       (16) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

       The Fund has also adopted the following restriction which is not fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

         (1) Invest in real estate limited partnership interests.

       The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other entity provided that guarantee is not deemed to be a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the Fund's total assets.

       The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

INVESTMENT OBJECTIVES

       Princor Cash Management Fund, Inc. ("Cash Management Fund") seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

       Princor Tax-Exempt Cash Management Fund, Inc. ("Tax-Exempt Cash Management Fund") seeks, through investment in a professionally managed portfolio of high quality short-term Municipal Obligations, as high a level of interest income exempt from federal income tax as is consistent with stability of principal and maintenance of liquidity.

INVESTMENT RESTRICTIONS

       As a condition of its continued registration in the state of South Dakota, each of the Money Market Funds has undertaken not to invest more than 5% of its assets in options, financial futures, or stock index futures, other than hedging positions or positions that are covered by cash or securities, nor may it have more than 5% of its assets invested in equity securities of issuers which are not readily marketable and securities of issuers which have been in operations for less than three years. Each of these funds has further undertaken to notify shareholders in the state of South Dakota 30 days prior to changing any of the Funds investment restrictions described in this paragraph.

       Cash Management Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Cash Management Fund may not:

       (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions.
             (See "Bank Obligations").

       (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

       (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

       (4) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

       (5) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

       (6) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

       (7)   Purchase  securities  of  other  investment   companies  except  in
             connection with a merger, consolidation, or plan of reorganization.

       (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

       (9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of any security. The Fund will not issue or acquire put and call options, straddles or spreads or any combination thereof.

       (10) Invest in companies for the purpose of exercising control or management.

       (11)  Make  loans  to  others   except   through  the  purchase  of  debt
             obligations in which the Fund is authorized to invest and by entering into repurchase agreements (see "Fund Investments").

       (12) Borrow money except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of (1) 5% of the value of the Fund's assets, or
             (ii) 10% of the value of the Fund's net assets taken at cost at the time such borrowing is made. The Fund will not issue senior securities except in connection with such borrowings. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

       (13) Invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

       (14) Invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

       The Fund has also adopted the following restriction which is not fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

       (1)   Invest in real estate limited partnership interests.

Tax-Exempt Cash Management Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Tax-Exempt Cash Management Fund may not:

         (1) Invest in securities other than Municipal Obligations and Temporary Investments as those terms are defined in the Prospectus and the Statement of Additional Information.

         (2) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

         (3) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

         (4) Invest in commodities or commodity contracts.

         (5) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (6) Borrow money, except from banks for temporary or emergency purposes, including the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed one-third of the sum of (a) the value of the Fund's net assets at the time of the borrowing and
             (b) the amount borrowed. While any such borrowings exceed 5% of total assets, no additional purchases of investment securities will be made by the Fund. If due to market fluctuations or other reasons the Fund's asset coverage falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days.

         (7) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

         (8) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

         (9) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

       (10) Concentrate its investments in any particular industry or industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry; provided, however, that this limitation shall not be applicable to the purchase of Municipal Obligations issued by governments or political subdivisions of governments, obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or obligations of domestic banks (excluding foreign branches of domestic banks).

       (11) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.

       (12) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

       The Fund has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

       (1) Invest more than 10% of its total assets in securities not readily marketable, in repurchase agreements maturing in more than seven days, and in other illiquid securities.

       (2) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets; provided that this limitation shall not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to Municipal Obligations other than industrial development bonds issued by non-governmental issuers.

       (3) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

       (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

       (5) Invest in companies for the purpose of exercising control or management.

       (6)   Write or purchase put or call options.

       (7) Invest more than 20% of its total assets in industrial development bonds the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

       (8) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

       (9)   Invest in real estate limited partnership interests.

       The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other entity.

       The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

       The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other investment companies. The Fund will generally invest in other investment companies only for short-term cash management purposes when the advisor anticipates the net return from the investment to be superior to alternatives then available. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

FUNDS' INVESTMENTS

       The following information further supplements the discussion of the Funds' investment objectives and policies in the Prospectus under the caption "INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS."

       In making selections of equity securities for the Funds, the Manager will use an approach described broadly as that of fundamental analysis. Three basic steps are involved in this analysis. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years. Second, given some conviction as to the likely economic climate, the Manager attempts to identify the prospects for the major industrial, commercial and financial segments of the economy, by looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, to ascertain prospects for each industry for the near and intermediate term. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are then evaluated in relation to the current price of the securities of each company.

       Although the Funds may pursue the investment practices described under the captions Restricted Securities, Foreign Securities, Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts, Forward Foreign Currency Exchange Contracts, Repurchase Agreements, Lending of Portfolio Securities and When-Issued and Delayed of Delivery Securities, none of the Funds either committed during the last fiscal year or currently intends to commit during the present fiscal year more than 5% of its net assets to any of the practices, with the following exceptions: (1) The High Yield Fund's investment in restricted securities exceeded 5% during the fiscal year ended October 31, 1995. The Fund does not intend to commit more than 5% of its net assets to restricted securities during the present fiscal year; and (2) The World, Bond and High Yield Funds' investments in foreign securities are expected to continue to exceed 5% of each Fund's net assets.

Restricted Securities

       Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15% (10% for the Government Securities Income Fund and the Money Market Funds and not more than 5% in equity securities) of its assets. The Board of Directors of each of the Growth-Oriented and Income-Oriented Funds has adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid pursuant to such procedures are excluded from other restricted securities when applying the preceding investment restrictions.

       Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction which is exempt from the registration requirements of that act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities and other securities not readily marketable will be priced at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Securities


       Each of the following Princor Funds may invest in foreign securities to the indicated percentage of its assets: World Fund - 100%; Balanced, Blue Chip, Bond, Capital Accumulation, Emerging Growth, Growth, High Yield, Limited Term Bond Fund and Utilities Funds - 20%.


       Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. Each Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts


     The Balanced, Blue Chip, Bond, Emerging Growth, Government Securities Income, High Yield, Limited Term Bond, Utilities and World Funds may each engage in the practices described under this heading. The Tax-Exempt Bond Fund may invest in financial futures contracts as described under this heading. In the following discussion, the terms "the Fund," "each Fund" or "the Funds" refer to each of these Funds.


       Spread Transactions

       Each Fund may purchase from securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option will be maintained in a segregated account by each Fund's custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Funds' policy limiting the pledging or mortgaging of assets.

       Options on Securities and Securities Indices

       Each Fund may write (sell) and purchase call and put options on securities in which it may invest and on securities indices based on securities in which the Fund may invest. The World Fund may only write covered call options on its portfolio securities; it may not write or purchase put options. The Funds may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase.

             Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option, in return for the premium it receives, the right to buy from the Fund the underlying security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option, in return for the premium it receives, the right to sell to the Fund the underlying security at a specified price at any time before the option expires.

       The premium received by a Fund, when it writes a put or call option, reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium will generate additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

       The Funds write only covered options and will comply with applicable regulatory and exchange cover requirements. The Funds usually will (and the World Fund must) own the underlying security covered by any outstanding call option that it has written. With respect to an outstanding put option that it has written, each Fund will deposit and maintain with its custodian cash, U.S. Government securities or other liquid securities with a value at least equal to the exercise price of the option.

       Once a Fund has written an option, it may terminate its obligation, before the option is exercised, by effecting a closing transaction, which is accomplished by the Fund's purchasing an option of the same series as the option previously written. The Funds will have a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

     Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund may purchase call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund would be able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must rise to a level that exceeds the sum of the exercise price, the premium paid and transaction costs.

       When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. The Fund may purchase put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund would be able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price sufficiently to cover the premium and transaction costs.

       Once a Fund has purchased an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund will have a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

       None of the Funds will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and futures contracts.

             Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds would engage in transactions in put and call options on securities indices for the same purposes as they would engage in transactions in options on securities. When a Fund writes call options on securities indices, it will hold in its portfolio underlying securities which, in the judgment of the Manager, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

             Risks Associated with Options Transactions. An options position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange or elsewhere may exist. If a Fund is unable to effect closing sale transactions in options it has purchased, the Fund would have to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities pursuant thereto. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it will not be able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

       Futures Contracts and Options on Futures

       Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in securities owned by the Fund or an increase in the price of securities which the Fund plans to purchase.

             Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it becomes obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date, thereby canceling the obligation to make or take delivery of specific securities. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds will usually liquidate futures contracts on financial instruments in this manner, they may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so.

       A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities, but result in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated, which may be at its expiration or earlier if it is closed out by entering into an offsetting transaction.

       When a futures contract is purchased or sold a brokerage commission is paid, but unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or U.S. Government securities, which varies, but is generally about 5% of the contract amount, is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction, but instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract, if all the Fund's contractual obligations have been satisfied.

       Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to market." If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, additional cash is required to be paid to or released by the broker, and the Fund realizes a loss or gain.

       In using futures contracts, the Funds will seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, may sell futures contracts in anticipation of a rise in interest rates which would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contracts should increase in value when the Fund's debt securities decline in value and thereby keep the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

             Options on Futures. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

     Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

       Options on futures can be used to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipated a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

       If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

       When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian, and the Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. The Fund assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

             Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the Manager's ability to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund was hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increased, the Fund would lose part or all of the benefit of the increased value of its securities which it hedged because it would have offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

       Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund will enter into a futures contract or related option only if there appears to be a liquid secondary market therefor. There can be no assurance, however, that such a liquid secondary market will exist for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

             Limitations on the Use of Futures and Options on Futures. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.

       None of the Funds will purchase or sell futures contracts or options thereon if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

       The Funds will enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC may deem appropriate for mutual funds excluded from the regulations governing commodity pool operators. The Funds are not permitted to engage in speculative futures trading. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund will sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns, and each Fund will purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

       When a Fund purchases a futures contract, or purchases a call option on a futures contract, it will maintain an amount of cash, cash equivalents or short-term high-grade fixed-income securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.

       The Funds will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Forward Foreign Currency Exchange Contracts

       The World Fund may, but is not obligated to, enter into forward foreign currency exchange contracts but may do so only under two circumstances. First, when it is entering into a contract for the purchase or sale of a security denominated in a foreign currency and wants to "lock-in" the U.S. dollar price of the security. Second, when the Manager believes that the currency of a particular foreign country in which a portion of the Fund's securities are denominated may suffer a substantial decline against the U.S. dollar. The Fund generally will not enter into a forward contract with a term of greater than one year.

       The World Fund will enter into forward foreign currency exchange contracts only for the purpose of "hedging," that is limiting the risks associated with changes in the relative rates of exchange between the U.S.
dollar and foreign currencies in which securities owned by the Fund are denominated. It will not enter into such forward contracts for speculative purposes. The Fund will set up a separate account with the Custodian to place foreign securities denominated in the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract.

     It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result if the value of the currency increases.

Repurchase Agreements

       All Princor Funds may invest in repurchase agreements. None of the Growth-Oriented or Income- Oriented Funds will enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Fund, would amount to more than 15% of its assets. Neither of the Money Market Funds will enter into repurchase agreements that do not mature within seven days of such investment together with other illiquid securities held by the Fund, would amount to more than 10% of its assets. Repurchase agreements will typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund will sell back to the seller and that the seller will repurchase the underlying securities at a specified price and at a fixed time in the future.
Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities ("collateral"). This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Fund's holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each of the Funds follows procedures established by its Board of Directors which are designed to minimize such risks. These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions, which have been approved by the Fund's Board of Directors and which the Fund's Manager believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. In seeking to liquidate the collateral, a Fund may be delayed in or prevented from exercising its rights and may incur certain costs. Further to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Lending of Portfolio Securities

       All Princor Funds, except the Capital Accumulation, Growth and Cash Management Funds, may lend their portfolio securities. None of the Princor Funds intends to lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed 30% of its total assets. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or government securities equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day in a segregated account. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest any cash collateral, thereby earning additional income, or may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. A Fund may pay reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not vote securities that have been loaned, but it will call a loan of securities in anticipation of an important vote.

When-Issued and Delayed Delivery Securities

       Each of the Princor Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period, and the securities are subject to market fluctuation, which involves the risk for the purchaser that yields available in the market at the time of delivery may be higher than those obtained in the transaction. Each Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, but a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the securities in determining its net asset value. Each Fund will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents, United States Government securities and other high grade debt obligations equal in value to the Fund's commitments for such when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.

Money Market Instruments

       The Cash Management Fund will invest all of its available assets in money market instruments maturing in 397 days or less. The types of instruments which this Fund may purchase are described in the Prospectus and below.

     (1) U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     (2) U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. U.S. agency obligations include, but are not limited to, the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury, others such as those issued by the Federal National Mortgage
          Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality.

     (3) Bank Obligations -- Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars, and of the overseas branches of U.S. commercial banks and foreign banks, which in the Manager's opinion, are of comparable quality, provided each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets which are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks which are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization  of  assets,  or  the  declaration  of  a  moratorium.
          Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. The Fund will only buy short-term instruments where the risks of adverse governmental action are believed by the Manager to be minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. The Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

          A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, the Fund may occasionally invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

     (4) Commercial Paper -- Short-term promissory notes issued by corporations.

     (5) Short-term Corporate Debt -- Corporate notes, bonds and debentures which at the time of purchase have 397 days or less remaining to maturity.

     (6) Repurchase Agreements -- Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. (See "FUND INVESTMENTS - Repurchase Agreements.")

       The ratings of nationally recognized statistical rating organization (NRSRO's), such as Moody's Investor Services, Inc. ("Moody's") and Standard and Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSRO's other than
Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager will further evaluate these securities.

Municipal Obligations

       The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund can each invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities, the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are Municipal Bonds, which generally have a maturity at the time of issue of one year or more, Municipal Notes, which generally have a maturity at the time of issue of six months to three years, and Municipal Commercial Paper, which generally has a maturity at the time of issue of 30 to 270 days. The Tax-Exempt Cash Management Fund will only purchase Municipal Obligations that, at the time of purchase, have 397 days or less remaining to maturity or have a variable or floating rate of interest.

       The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works and electric utilities. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

       Industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

        Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

       Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

       Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

       Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

       Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

       Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

       Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purpose for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

     Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities which may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

       Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days, as set forth in the instrument. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par upon specified notice.

       A Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Manager will monitor on an ongoing basis the pricing, quality and liquidity of such instruments and will similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Funds will treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       The Funds may purchase from financial institutions participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Funds. No Fund committed during the last fiscal year or currently intends to commit during the present fiscal year more than 5% of its net assets to participation interests.

       Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and a Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

       Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. Each Fund's ability to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

     Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

       From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Funds to pay "exempt interest" dividends may be adversely affected and each Fund would re-evaluate its investment objective and policies and consider changes in its structure.

Taxable Investments of the Tax-Exempt Bond Fund

       The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments will be taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Temporary Investments for the Tax-Exempt Cash Management Fund

       The Tax-Exempt Cash Management Fund may invest, on a temporary basis, up to 20% of its net assets in taxable short-term investments consisting of:
Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; U.S. dollar denominated certificates of deposit issued by U.S. banks and bankers' acceptances; commercial paper of U.S. corporations; short-term corporate debt securities; and repurchase agreements ("Temporary Investments"). These investments must have a stated maturity of 397 days or less at the time of purchase and must meet the same standards that apply to securities in which the Cash Management Fund may invest. Interest earned from Temporary Investments will be taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Temporary Investments.

Portfolio Turnover


     Portfolio turnover will normally differ for each Fund, may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of Fund shares. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Although the rate of portfolio turnover will not be a limiting factor when it is deemed appropriate to purchase or sell securities for a Fund, each Fund intends to limit turnover so that realized short-term gains on securities held for less than three months do not exceed 30% of gross income in order to qualify as a "regulated investment company" under the Internal Revenue Code. This requirement may in some cases limit the ability of a Fund to effect certain portfolio transactions. No portfolio turnover rate can be calculated for the Money Market Funds because of the short maturities of the securities in which they invest. The portfolio turnover rates for each of the other Funds for its most recent and immediately preceding fiscal periods were as follows (annualized when reporting period is less than one year): Balanced Fund
- 35.8% and  14.4%;  Blue Chip Fund  26.1% and 5.5%;  Bond Fund - 5.1% and 8.9%;
Capital Accumulation Fund - 46.0% and 31.7%; Emerging Growth Fund - 13.5% and 8.1%; Government Securities Income Fund - 10.1% and 24.8%; Growth Fund - 12.2% and 13.6%; High Yield Fund - 40.3% and 27.2%; Tax-Exempt Bond Fund - 17.6% and 20.6%; Utilities Fund - 13.0% and 13.8%; World Fund - 35.4% and 13.2%. In view of the Limited Term Bond Fund's investment objective and portfolio management policies it is anticipated that its annual portfolio turnover rate should generally not exceed 50%, but in any particular year market conditions could result in portfolio activity greater than anticipated.


DIRECTORS AND OFFICERS OF THE FUNDS

       The following listing discloses the principal occupations and other principal business affiliations of the Funds' Officers and Directors during the past five years. All Directors and Officers listed here also hold similar positions with each of the other mutual funds sponsored by Principal Mutual Life Insurance Company, except Principal Special Markets Fund, Inc. All mailing addresses are The Principal Financial Group, Des Moines, Iowa 50392, unless otherwise indicated.

     @James D. Davis, 61, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

     *Roy W. Ehrle, 67, Director. 2424 Jordan Trail, West Des Moines, Iowa. Retired. Prior thereto, Vice Chairman, Principal Mutual Life Insurance Company. Vice Chairman of the Board and Director, Princor Management Corporation. Chairman of the Board and Director, Invista Capital Management, Inc. Director, Iowa Business Development Credit Corporation.

     Pamela A. Ferguson, 52, Director. P.O. Box 805, Grinnell, Iowa. President and Professor of Mathematics, Grinnell College since 1991. Prior thereto, Associate Provost and Dean of the Graduate School, University of Miami.

     @Richard W. Gilbert, 55, Director. 1357 Asbury Avenue, Winnetka, Illinois. President, Gilbert Communications, Inc. since 1993. Prior thereto, President and Publisher, Pioneer Press.

     *&J. Barry Griswell, 46, Director and Chairman of the Board. Senior Vice President, Principal Mutual Life Insurance Company, since 1991. Prior thereto, Agency Vice President. Director and Chairman of the Board, Princor Management Corporation, Princor Financial Services Corporation.

     *&Stephan L. Jones, 60, Director and President. Vice President, Principal Mutual Life Insurance Company since 1986. Director and President, Princor Financial Services Corporation and Princor Management Corporation.

     *Ronald E. Keller, 59, Director. Executive Vice President, Principal Mutual Life Insurance Company since 1992. Prior thereto, Senior Vice President, Principal Mutual Life Insurance Company. Director, Princor Financial Services Corporation and Princor Management Corporation. Director and Chairman, Invista Capital Management, Inc.

     Barbara A. Lukavsky, 55, Director. 3920 Grand Avenue, Des Moines, Iowa. President, Lu San, Inc.

     @&Richard G. Peebler, 66, Director. 1916 79th Street, Des Moines, Iowa. Professor, Drake University, College of Business and Public Administration, since 1990. President, Drake-Des Moines Development Corporation 1986-1990.

     Kristian E. Anderson, 37, Assistant Counsel. Counsel, Principal Mutual Life Insurance Company since 1989. Prior thereto, Attorney 1988-1989; Attorney Advisor, United States International Trade Commission, 1985-1988.

     Craig L. Bassett, 43, Assistant Treasurer. Associate Treasurer, Principal Mutual Life Insurance Company since 1988. Assistant Treasurer, 1984-1988. Prior thereto, Manager, Investment-Securities and Accounting.

     *Michael J. Beer, 35, Vice President and Financial Officer. Vice President and Chief Operating Officer, Princor Financial Services Corporation and Princor Management Corporation, since 1995; Financial Officer, 1991-1995. Prior thereto, Accounting Manager, Principal Mutual Life Insurance Company.

     Arthur S. Filean, 57, Vice President and Secretary. Vice President, Princor Financial Services Corporation, since 1990.

     *Ernest H. Gillum, 40, Assistant Secretary. Assistant Vice President, Registered Products, Princor Financial Services Corporation and Princor Management Corporation, since 1995; Product Development and Compliance Officer, 1991-1995. Prior thereto, Registered Investments Products Manager, Principal Mutual Life Insurance Company.

     *Michael D. Roughton, 44, Counsel. Counsel, Principal Mutual Life Insurance Company since 1994; Prior thereto, Assistant Counsel. Counsel, Invista Capital Management, Inc., Princor Financial Services Corporation, Principal Investors Corporation and Princor Management Corporation.

     *Jerry G.  Wisgerhof,  58,  Treasurer.  Treasurer,  Principal  Mutual  Life
Insurance Company. Treasurer, Princor Financial Services Corporation. Vice President and Treasurer, Princor Management Corporation.

     @ Member of Audit and Nominating Committee.

     * Affiliated with the Manager of the Fund or its parent and considered an "Interested Person," as defined in the Investment Company Act of 1940, as amended.

     & Member of the Executive Committee. The Executive Committee is elected by the Board of Directors and may exercise all the powers of the Board of Directors, with certain exceptions, when the Board is not in session and shall report its actions to the Board.

       During the period ended October 31, 1995, the Funds did not pay any salaries directly to officers but paid management fees to the Manager as described herein. During such period, six directors of each Fund (those who are not officers or directors of the Manager) as a group received the following amounts in directors' fees ($600 Annual Retainer plus $150 per Board of Directors or Audit and Nominating Committee meeting attended, and $75 for attendance at any executive or special committee meetings) plus expenses of attending the meeting, if any: Balanced Fund, $7,825; Blue Chip Fund, $7,825; Bond Fund, $7,825; Capital Accumulation Fund, $8,125; Cash Management Fund, $7,824; Emerging Growth Fund, $8,125; Government Securities Fund, $7,825; Growth Fund, $8,125; High Yield Fund, $7,825; Tax-Exempt Bond Fund, $7,825; Tax-Exempt Cash Management Fund, $7,825; Utilities Fund, $7,825; and World Fund, $7,975.


     The following information relates to compensation paid by each fund during the fiscal year ended October 31, 1995. James D. Davis and Pamela A. Ferguson received $1,350 from each Princor Fund, except the Limited Term Bond Fund, from which each received $150. Roy W. Ehrle, Richard W. Gilbert and Barbara A. Lukavsky each received $1,200 from each Princor Fund, except the Limited Term Bond Fund from which each received $150. Richard G. Peebler received $1,350 from each Princor Fund, except the Capital Accumulation Fund, Emerging Growth Fund, Growth Fund and World Fund, from which he received $1,500 from each fund, and the Limited Term Bond Fund from which he received $150.


       None of the mutual funds provide retirement benefits for any of the directors. Total compensation from each of the 26 investment companies included in the fund complex for the fiscal year ended October 31, 1995 was as follows:

     James D. Davis, $33,750; Roy W. Ehrle, $28,950; Pamela A. Ferguson, $33,750; Richard W. Gilbert, $28,950; Barbara A. Lukavsky, $30,150; and Richard
G. Peebler, $34,425.


     As of February 13, 1996, Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record and beneficially the following number of voting shares or percentage of the outstanding voting shares of each
Fund:

                                   No. of Shares    % of Outstanding
                    Fund               Owned          Shares Owned
                    ----               -----          ------------
Balanced                               673,430              14.48
Blue Chip                              304,557              12.68
Bond                                   178,357               1.79
Capital Accumulation                 6,818,331              44.14
Cash Management                      8,712,743               1.26
Emerging Growth                         46,781               0.83
Government Securities Income            94,139               0.39
Growth                                  37,613               0.70
High Yield                           1,116,315              35.34
Limited Term Bond                    1,000,000             100.00
Tax-Exempt Bond                         92,616               0.60
Tax-Exempt Cash Management           1,026,700               0.87
Utilities                               85,668               1.34
World                                4,072,290              20.50

       As of February 13, 1996, the Officers and Directors of each Fund as a group owned less than 1% of the outstanding shares of any of the Funds.


MANAGER AND SUB-ADVISOR

       The Manager of each of the Funds is Princor Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company which is a wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the state of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company.


       The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for each of the Growth-Oriented Funds, the Government Securities Income Fund, the Limited Term Bond Fund and the Utilities Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life Insurance Company. Assets under management at December 31, 1995 were approximately $15.6 billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


       The Manager, Invista and each of the Funds have adopted a Code of Ethics designed to prevent persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. In certain circumstances personal securities trading is permitted in accordance with procedures established by the Code of Ethics. The Board of Directors for the Manager, Invista and each of the Funds periodically reviews the Code of Ethics.

       Each of the persons affiliated with a Fund who is also an affiliated person of the Manager or Sub- Advisor is named below, together with the capacities in which such person is affiliated:

                       Office Held With                  Office Held With
       Name                Each Fund                    The Manager/Invista
Michael J. Beer      Financial Officer           Vice President and Chief
                                                   Operating Officer (Manager)
Ernest H. Gillum     Assistant Secretary         Assistant Vice President,
                                                   Registered Products (Manager)
J. Barry Griswell    Director and Chairman       Director and Chairman of
                       of the Board                the Board (Manager)
Stephan L. Jones     Director and President      Director and President
                                                   (Manager)
Ronald E. Keller     Director                    Director (Manager)
                                                   Director and Chairman of
                                                   the Board (Invista)
Michael D. Roughton  Counsel                     Counsel (Manager; Invista)
Jerry G. Wisgerhof   Treasurer                   Vice President and Treasurer
                                                   (Manager)

COST OF MANAGER'S SERVICES

        For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for each Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                                     Balanced, High        All
                           World      Emerging          Yield and         Other
 Net Asset Value of Fund    Fund     Growth Fund     Utilities Fund       Funds
    First $100,000,000      .75%        .65%              .60%             .50%
     Next 100,000,000       .70%        .60%              .55%             .45%
     Next 100,000,000       .65%        .55%              .50%             .40%
     Next 100,000,000       .60%        .50%              .45%             .35%
     Over 400,000,000       .55%        .45%              .40%             .30%

       There is no assurance that any of the Funds' net assets will reach sufficient amounts to be able to take advantage of the rate decreases. The net asset value of each Fund on October 31, 1995 and the rate of the fee for each Fund for investment management services as provided in the Management Agreement for the fiscal year then ended were as follows:


                                                             Management Fee
                                 Net Assets as of        For Fiscal Year Ended
           Fund                  October 31, 1995          October 31, 1995
--------------------------       ----------------          ----------------

Balanced                        $58,388,354                    .60%
Blue Chip                        36,943,739                    .50
Bond                            109,669,504                    .50*
Capital Accumulation            341,904,467                    .45
Cash Management                 624,072,015                    .38*
Emerging Growth                 159,608,614                    .64
Government Securities Income    265,827,507                    .46
Growth                          182,606,856                    .48
High Yield                       24,028,813                    .60
Tax-Exempt Bond                 183,201,423                    .48
Tax-Exempt Cash Management       99,913,684                    .50*
Utilities                        69,825,370                    .60*
World                           130,462,176                    .74
  *     Before waiver.
--------



       The Manager intends to voluntarily waive a portion of its fee and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through the period ending February 28, 1997 in an amount that will maintain a total level of operating expenses, which as a percent of average net assets attributable to a class on an annualized basis will not exceed .90% for the Class A shares and 1.15% for the Class B shares.

       Under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Growth- Oriented Funds, the Government Securities Income Fund, the Limited Term Bond Fund and the Utilities Fund and is reimbursed by the Manager for the cost of providing such services.


       The Manager pays for office space, facilities and simple business equipment and the costs of keeping the books of the Fund. The Manager also compensates all personnel who are officers and directors, if such officers and directors are also affiliated with the Manager.

       Each Fund pays all its other corporate expenses incurred in the operation of the Fund and the continuous public offering of its shares, but not selling expenses. Among other expenses, the Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of stock issue and transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, and costs of shareholder meetings. The Manager pays most of these expenses in the first instance, and is reimbursed for them by the Fund as provided in the Management Agreement. The Manager also is responsible for the performance of certain of the functions described above, such as transfer and dividend disbursement and administration of shareholder accounts, the cost of which the Manager is reimbursed by the Fund.

       If aggregate annual expenses of a Fund of every character including the fee received by the Manager for managing the Fund, but excluding portfolio brokerage commissions and interest and taxes exceed for any fiscal year the lowest applicable percentage of average net assets prescribed by any state in which Fund shares are qualified for sale, the Manager has undertaken to reimburse the Fund the amount of the excess as promptly as practicable after the end of the fiscal year. The Funds understand that the most restrictive limitation is presently 2 1/2% of the first $30,000,000 of average annual net assets, 2% of the next $70,000,000 of such assets and 1 1/2% of such assets in excess thereof.

       Fees paid for investment management services during the periods indicated were as follows:


                                             Management Fees For
                                        Fiscal Years Ended October 31,
                   Fund             1995             1994              1993
                   ----             ----             ----              ----
Balanced                         $ 330,469     $    282,514      $   212,464
Blue Chip                          154,603          125,655          110,869
Bond                               489,133*        447,108*         366,278*
Capital Accumulation             1,380,466        1,212,997        1,012,257
Cash Management                  1,980,472*      1,324,627*       1,248,729*
Emerging Growth                    772,512          463,046          239,952
Government Securities Income     1,165,241        1,178,688          953,871
Growth                             701,276          485,565          354,714
High Yield                         129,542          119,036          105,024
Tax-Exempt Bond                    828,825          854,230          669,681
Tax-Exempt Cash Management         471,994*        406,047*         393,278*
Utilities                          367,403*        340,121*      156,699* **
World                              881,227          716,044          338,435

  *Before waiver.
**Period from November 16, 1992 (Commencement of Operations) through October 31, 1993.

       The Manager waived $86,318, $120,999, $111,162 of its fee for the Bond Fund for the years ended October 31, 1995, 1994 and 1993, respectively. The Manager also waived $138,673, $150,515 and $131,442 of its fee for the Tax-Exempt Cash Management Fund for the years ended October 31, 1995, 1994 and 1993, respectively. The Manager also waived $296,359, $595,343 and $468,387 of its fee for the Cash Management Fund for the years ended October 31, 1995, 1994 and 1993, respectively. The Manager also waived $152,483, $284,836 and $144,581 of its fee for the Utilities Fund for the period ended October 31, 1993 and the years ended October 31, 1994 and 1995, respectively.

       Costs reimbursed to the Manager during the periods indicated for providing other services pursuant to the Management Agreement were as follows:


                                               Reimbursement by Fund
                                               of Certain Costs For
                                           Fiscal Years Ended October 31,
 Fund                                 1995              1994              1993
 ----                                 ----              ----              ----

 Balanced                           $220,147       $   241,156         $ 145,726
 Blue Chip                           146,409           123,381            87,667
 Bond                                213,198           226,146           205,434
 Capital Accumulation                510,906           513,568           385,413
 Cash Management                   1,494,200         1,077,477           973,866
 Emerging Growth                     612,488           514,920           251,632
 Government Securities Income        435,625           545,148           441,849
 Growth                              584,133           455,138           335,522
 High Yield                           86,915            76,576            67,329
 Tax-Exempt Bond                     193,662           254,209           227,001
 Tax-Exempt Cash Management          214,963           205,771           234,960
 Utilities                           211,232           281,532          157,417*
 World                               525,897           502,953           183,461

* Period from November 16, 1992 (Date Operations Commenced) through October 31, 1993.

-------

NOTE: The Manager voluntarily waived a portion of its management fees for Princor Cash Management Fund, Inc. and Princor Tax-Exempt Cash Management Fund, Inc. throughout the fiscal years ended October 31, 1993, 1994 and 1995. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds through February 28, 1997 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during such periods will not exceed 0.75% of each Fund's Class A shares and 1.75% of each Fund's Class B shares. The effect of the waiver was and will be to reduce each Fund's annual operating expenses and increase each Fund's yield and effective yield.

NOTE: Effective February 1, 1991, the Manager began voluntarily waiving a portion of its fee for Princor Bond Fund. The Manager continued its voluntary waiver for the period beginning March 1, 1992 through February 28, 1993 in an amount that maintained a total level of operating expenses for the Fund that did not exceed .90% of the Fund's average net assets on an annualized basis during such period. The Manager waived a portion of its fee for the period beginning March 1, 1993 and intends to continue such waiver through February 28, 1997 in an amount that will maintain a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis during such period did not and will not exceed 0.95% of the Fund's Class A shares and 1.70% of the Fund's Class B shares. The effect of the waiver was and will be to reduce the Fund's annual operating expenses and increase the Fund's yield.

NOTE: The Manager voluntarily waived a portion of its fee for the Utilities Fund from the date operations commenced and continued such waiver through the period ending February 28, 1995 in an amount that maintained a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis did not exceed 1.00% of the Fund's Class A shares and did not exceed 1.75% of the Fund's Class B shares. Also, the Manager continued its voluntary waiver for the period beginning March 1, 1995 and ended February 29, 1996 in an amount that maintained a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis did not exceed 1.10% of the Fund's Class A shares and 1.85% of the Fund's Class B shares.


     The Management Agreements and the Investment Service Agreements, pursuant to which Principal Mutual Life Insurance Company has agreed to furnish certain personnel, services and facilities required by the Manager, and the Sub-Advisory Agreements for each of the Growth-Oriented Funds, the Government Securities Income Fund, the Utilities Fund and the Limited Term Bond Fund were last approved by the Board of Directors for each of the Funds on September 11, 1995. Each of these agreements for the Limited Term Bond Fund, which are dated December 12, 1995, provide for continuation in effect until the conclusion of the first meeting of shareholders of the Fund and if approved by a vote of a majority of the outstanding voting securities of the Fund, shall continue in effect in the same manner as such agreements for the other Princor Funds. Each of these agreements provides for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the Fund, provided that in either event such continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Manager, Principal Mutual Life Insurance Company or its subsidiaries or the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time on 60 days written notice to the Manager by the Board of Directors of the Fund or by a vote of a majority of the outstanding securities of the Fund and by the Manager, Invista or Principal Mutual Life Insurance Company, as the case may be, on 60 days written notice to the Fund. The Agreements will automatically terminate in the event of their assignment.


        The Manager assumed management of the World Fund's portfolio on August 1, 1988. Prior to that time, the previous Investment Advisor for the World Fund, as compensation for its services to the Fund, had been receiving monthly compensation in the form of an advisory fee at an annual rate of 1/2 of 1% of the average daily net assets of the Fund. In addition, the Investment Advisor received an annual fee, paid monthly, for the administrative services at an annual rate of 1.5% of the first $10,000,000 of the Fund's average net assets during the month preceding each payment, decreasing to 1% on assets in excess of $10,000,000 and 1/2 of 1% of the Fund's assets in excess of $30,000,000. Overall, the Fund's aggregate expenses for any fiscal year other than taxes, brokerage fees, Directors' fees, commissions, and extraordinary expenses, such as litigation, could not exceed 2% of the first $10,000,000 of the Fund's total net assets, 1.5% of the next $20,000,000 and 1% of the Fund's total net assets in excess of $30,000,000. The aggregate of these two fees could have amounted to a maximum of 2.0% of net assets, which is higher than most funds pay as an advisory fee; however, the administrative services fee included payment for certain expenses most other funds are required to pay themselves. Under the prior agreement, when the accrued amount of such expenses exceeded the 2% limit the monthly payment to the Advisor was reduced by the amount of such excess. For the seven-month period ended July 31, 1988, the Fund paid the previous Investment Advisor $9,811 for investment advisory services and $29,433 for administrative services and other expenses.

BROKERAGE ON PURCHASES AND SALES OF SECURITIES

       In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager or Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager or Sub- Advisor will pay a broker commissions that are in excess of the amount of commission another broker might have charged for executing the same transaction when the Manager or Sub-Advisor believes that such commissions are reasonable in light of (a) the size and difficulty of transactions (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager or Sub-Advisor exercises investment discretion. The Manager or Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers, unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non- Exchange members in transactions off the Exchange.) The Manager or Sub-Advisor gives consideration in the allocation of business to services performed by a broker (e.g. the furnishing of statistical data and research generally consisting of information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager or Sub-Advisor may pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers may be useful in varying degrees and the Manager or Sub-Advisor may use it in servicing some or all of the accounts it manages.

     Some statistical data and research information may not be useful to the Manager or Sub-Advisor in managing the client account, brokerage for which resulted in the Manager's or Sub-Advisor's receipt of the statistical data and research information. However, in the Manager's or Sub-Advisor's opinion, the value thereof is not determinable and it is not expected that the Manager's or Sub-Advisor's expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Manager's or Sub-Advisor's own research efforts. The Manager or Sub-Advisor allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the fiscal year ended October 31, 1995 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

                Fund             Commissions Paid
        Balanced                    $4,085
        Blue Chip                    6,935
        Capital Accumulation        61,350
        Emerging Growth             10,513
        Growth                       5,645
        Utilities                    3,710
        World                        2,743

    Purchases and sales of debt securities and money market instruments usually will be principal transactions; portfolio securities will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

    The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers which provided research, statistical or other factual information.


                                      Total Brokerage Commissions Paid
                                      During Fiscal Years Ended October 31,
           Fund                         1995        1994              1993
           ----                         ----        ----              ----
           Balanced                   $ 34,622     $23,780          $ 16,314
           Blue Chip                    21,040      8,536             12,858
           Capital Accumulation        335,720     259,072           157,995
           Emerging Growth              59,471      51,538            21,655
           Growth                       56,733      51,904            42,085
           Utilities                    27,861      58,245           70,043*
           World                       360,682     277,027           105,617

              * Period from November 16, 1992 (date operations commenced) through October 31, 1993.



-----------

Brokerage commissions paid to affiliates during the year ended October 31, 1995 were as follows:

                 Commissions Paid to Principal Financial Securities, Inc.

                                                                 As Percent of
                                                               Dollar Amount of
                           Total Dollar    As Percent of        Commissionable
         Fund                 Amount     Total Commissions       Transactions
         ----                 ------     -----------------    -----------------
Balanced Fund                $    837         2.4%                    3.0%
Capital Accumulation Fund      12,831         3.8%                    5.8%
Emerging Growth Fund            1,200         2.0%                    3.6%
Growth Fund                     3,394         6.0%                    7.2%
Utilities Fund                  2,966        10.6%                   15.7%

                     Commissions Paid to Morgan Stanley and Co.
                                                               As Percent of
                                                               Dollar Amount
                           Total Dollar    As Percent of     of Commissionable
         Fund                 Amount      Total Commissions    Transactions
         ----                 ------      ----------------- -------------------
Balanced Fund                $    325       0.9%                    0.6%
Capital Accumulation Fund       4,660       1.4%                    0.9%
Emerging Growth Fund            2,500       4.4%                    3.9%
Growth Fund                       500       1.8%                    1.4%
Utilities Fund                 21,577       6.0%                    6.8%

Morgan Stanley and Co. Is affiliated with Morgan Stanley Asset Management, Inc., which acts as sub- advisor to two mutual funds included in the Fund complex.

       The Manager acts as investment advisor for each of the funds sponsored by Principal Mutual Life Insurance Company and it, or Invista where Invista acts as sub-advisor, places orders to trade portfolio securities for each of these Funds. If, in carrying out the investment objectives of the funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the funds at the same time, a computer program will randomly order the instructions to purchase and, whenever possible, to sell securities. Securities purchased or proceeds of sales received on each trading day with respect to such orders shall be allocated to the various funds placing orders on that trading day by filling each fund's order for that day, in the sequence arrived at by the random ordering. If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.

HOW TO PURCHASE SHARES

       Each Fund, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers investors three classes of shares which bear sales charges in different forms and amounts: Class A, Class B and Class R shares. The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund offer only Class A and Class B shares.


       Class A Shares. An investor who purchases less than $1 million of Class A shares (except Class A shares of the Money Market Funds) pays a sales charge at the time of purchase. As a result, such shares are not subject to any charges when they are redeemed. An investor who purchases $1 million or more of Class A shares does not pay a sales charge at the time of purchase. However, a redemption of such shares occurring within 18 months from the date of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rate of
 .75% (.25% for the Limited Term Bond Fund) the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Princor Fund will continue to be subject to the CDSC until the original 18 month period expires. However no CDSC is payable with respect to redemption of Class A shares used to fund a Princor 401(a) or Princor 401(k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares for each Fund, except the Money Market Funds, currently bear a 12b-1 fee at the annual rate of up to 0.25% of the Fund's average net assets attributable to Class A shares. See "Distribution Plan."


     Class B Shares. Class B shares are purchased without an initial sales charge, but are subject to a declining CDSC of up to 4% (1.25% for the Limited Term Bond Fund) if redeemed within six years. See "Offering Price of Funds' Shares." Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. See "Distribution Plan." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class B shares will automatically convert into Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 85th month after the purchase date. Class B shares acquired by exchange from Class B shares of another Princor fund will convert into Class A shares based on the time of the initial purchase. At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

       Purchasing Class A and Class B shares. Purchases are generally made through registered representatives of Princor or other dealers it selects. If an order and check are properly submitted to Princor, the shares will be offered at the offering price next computed after the order and check are received at Princor's main office. If fund shares are purchased by telephone order or electronic means and thereafter settled by delivery of a check or a payment by wire, the shares so purchased will be issued at the offering price next computed after the telephone or electronic order are received at Princor's main office. If an order and check are submitted through a selected dealer, the shares will be issued in accordance with the following: An order accepted by a dealer on any day before the close of the New York Stock Exchange and received by Princor before the close of its business on that day will be executed at the offering price computed of the close of the Exchange on that day. An order accepted by such dealer after the close of the Exchange and received by Princor before its closing on the following business day will be executed at the offering price computed as of the close of the Exchange on such following business day. Dealers have the responsibility to transmit orders to Princor promptly. After an open account has been established, purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.

       Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

       Shares of the funds may be purchased by mail or by telephone as described in the Funds' Prospectus. Class B shares of the Money Market Funds may only be purchased by an exchange from the Class B shares.

       Which arrangement between Class A and Class B Shares is better for an investor? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased.

     Class R Shares. Class R shares are purchased without an initial sales charge or a contingent deferred sales charge ("CDSC"). Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares. See "Distribution and Shareholder Servicing Plans and Fees." Class R shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class R shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 49th month after the purchase date. Class R shares acquired by exchange from Class R shares of another Princor fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class R shares converting into Class A shares bears to the shareholder's total Class R shares that were not acquired through dividends and distributions. The conversion of Class R shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class R shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class R shares would continue to be subject to higher expenses that Class A shares for an indefinite period.

       Purchasing Class R Shares. Class R shares are offered only to fund Individual Retirement Accounts ("IRA's") established by people who receive lump sum distributions from certain retirement plans administered by Principal Mutual Life Insurance Company under the terms of a written service agreement ("Administered Employee Benefit Plans" or "AEBP"). Eligible purchasers may purchase Class R shares to fund additional IRA's after establishing an initial IRA funded with Class R shares. Purchases are generally made by completing a Princor IRA application and mailing it to Princor. Shares will be issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Generally, the initial amount to be invested will be directly transferred to Princor from the AEBP. However, in some cases the investor will purchase shares by check. If investing by check, shares will be issued at the offering price next computed after the completed application and check are received at Princor's main office. Subsequent purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.

       Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to 15 days or more. Investors considering redeeming or exchanging shares shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

       Class R shares of the Cash Management Fund may be purchased only by an exchange from Class R shares of the Princor Funds.

OFFERING PRICE OF FUNDS' SHARES

       The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

       Class A shares


       Class A shares of the Money Market Funds are sold to the public at net asset value; no sales charge applies to purchases of the Money Market Funds. Class A shares of the Growth-Oriented and Income- Oriented Funds, except the Limited Term Bond Fund, are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Class A shares of the Limited Term Bond Fund are sold to the public at the net asset value plus a sales charge which ranges from a high of 1.50% to a low of 0% of the offering price according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor. Upon notice to all broker-dealers with whom it has a selling agreement, Princor may allow to broker-dealers electing to participate up to the full applicable sales charge, as shown in the table below, during periods and for transactions specified in such notice, and such reallowances may be based in whole or in part upon attainment of minimum sales levels. Certain commercial banks may make shares of the Funds available to their customers on an agency basis. Pursuant to the agreements between Princor and such banks all or a portion of the sales charge paid by a bank customer in connection with a purchase of Fund shares may be retained by or remitted to the bank. The Glass-Steagall Act prohibits banks from underwriting securities, including fund shares; the Act does, however, permit certain agency transactions and banking regulators have ruled that these particular agency transactions are not prohibited under the Act. The Fund will obtain a representation from the banks doing business in Texas or dealing with Texas residents that they will be licensed as dealers as required by the Texas Securities Act, or that they will not engage in activities which would constitute acting as a "dealer" as defined under the Act.


                                          Sales Charge for
                                          All Funds Except
                                       Limited Term Bond Fund
                                        Sales Charge as % of:
                                         Offering        Amount
         Amount of Purchase               Price         Invested
         ------------------               -----         --------
Less than $50,000                         4.75%          4.99%
$50,000 but less than $100,000            4.25%          4.44%
$100,000 but less than $250,000           3.75%          3.90%
$250,000 but less than $500,000           2.50%          2.56%
$500,000 but less than $1,000,000         1.50%          1.52%
$1,000,000 or more                   No Sales Charge       0%



      Sales Charge for              Dealer Allowance as
   Limited Term Bond Fund           % of Offering Price
   Sales Charge as % of:             All Funds      Limited
    Offering        Amount      Except Limited        Term
      Price        Invested     Term Bond Fund      Bond Fund
      -----        --------     --------------      ---------
      1.50%         1.52%           4.00%             1.25%
      1.25%         1.27%           3.75%             1.00%
      1.00%         1.01%           3.25%              .75%
      0.75%         0.76%           2.00%              .50%
      0.50%         0.50%           1.25%              .25%
 No Sales Charge      0%             .75%              .25%


       Rights of Accumulation. The applicable sales charge is determined by adding the current net asset value of any Class A shares and Class B shares already owned by the investor to the amount of the new purchase. The corresponding percentage factor in the schedule is then applied to the entire amount of the new purchase. For example, if an investor currently owns Class A or Class B shares with a value of $5,000 and makes an additional investment of $45,000 in Class A shares of a Growth-Oriented Fund (the total of which equals $50,000), the charge applicable to the $45,000 investment would be 4.25% of the offering price. If the investor purchases shares of more than one Princor Fund at the same time, those purchases are aggregated and added to the net asset value of the shares of Princor Funds already owned by the investor to determine the sales charge for the new purchase. Class A shares of the Money Market Funds are not counted in determining either the amount of a new purchase or the current net asset value of shares already owned, unless the shares of the Money Market Funds were acquired in exchange for shares of other Princor Funds. If the investor purchases shares from a broker/dealer other than Princor, the dealer should be advised of any shares already owned.

       Investments made by an individual, or by an individual's spouse and dependent children purchasing shares for their own account or by a trust primarily for the benefit of such persons, or by a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee-benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) will be treated as investments made by a single investor in calculating the sales charge. Other groups (as allowed by rules of the Securities and Exchange Commission) may be considered for a reduced sales charge. An investor whose new account qualifies for a reduced charge on the basis of other accounts owned by the individual, spouse or children, should be certain to identify those accounts at the time of the new application.

       Statement of Intention. Another method is available by which a purchaser may qualify for a reduced sales charge on the purchase of Class A shares of the Funds. A purchaser may execute a Statement of Intention indicating the total amount (excluding reinvested dividends and capital gains distributions) intended to be invested (including all investments for the account of the spouse and dependent children or trusts for the benefit of such persons) in Class A shares (except Class A shares of the Money Market Funds) and Class B shares of the Funds within a thirteen-month period (two-year period if the intended investment is equal to or greater than $1 million). The Statement of Intention should be read and may be submitted on the date of the initial purchase at the start of a thirteen-month period (or two-year period if applicable) or within 90 days thereafter. The Statement of Intention period will begin on the date of the first purchase included for purposes of satisfying the statement. When an existing shareholder submits a Statement of Intention, the net asset value of all Class A shares (except Class A shares of the Money Market Funds) and Class B shares in that shareholder's account or accounts combined for rights of accumulation purposes, is added to the amount that has been indicated will be invested during the applicable period, and the sales charge applicable to all purchases of Class A shares made under the Statement of Intention is the sales charge which will apply to a single purchase of this total amount.

     A Statement of Intention may be entered into for any amount provided such amount, when added to the net asset value of any shares already held, equals or is in excess of the amount needed to qualify for a reduced sales charge. In the event a shareholder invests an amount in excess of the indicated amount, such excess will be allowed any further reduced sales charge for which it qualifies.

       The Statement of Intention provides for a price adjustment if the amount actually invested is less than the amount specified therein. Sufficient Class A shares belonging to the shareholder will be held in escrow in the shareholder's account by Princor to make up any difference in sales charges based on the amount actually purchased. If the intended investment is completed within the thirteen-month period (or two-year period), such shares will be released to the shareholder. If the total intended investment is not completed within that period shares will, to the extent necessary, be redeemed and the proceeds used to pay the additional sales charge due. In any event, the sales charge applicable to these purchases will be no more than the applicable sales charge had the shareholder made all of such purchases at one time. The Statement of Intention does not constitute an obligation on the shareholder to purchase, nor the Funds to sell, the amount indicated.


       Purchases at Net Asset Value. The following may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value, without a sales charge: (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of the Fund, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries and employees of such persons); (3) The Principal Financial Group Employee's Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company;
(5) Sales representatives and employees of sales representatives of the Distributor or other dealers through which shares of the Fund are distributed;
(6) Spouses, surviving spouses and dependent children of the foregoing persons; and (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other Broker dealers or financial planners selected by Princor; (9) Unit Investment Trusts sponsored by Principal Mutual Life Insurance Company, and/or its directly or indirectly owned subsidiaries; and (10) certain employee welfare benefit plan customers of Principal Mutual Life Insurance Company for whom Plan Deposit Accounts are established.


       In addition, investors who are clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or such other dealer within 180 days of the date of the purchase of Class A shares of the Funds may purchase such shares at net asset value provided that (i) the purchase is made within the first 180 days of the registered representative's affiliation with the firm involved (as certified by an officer or partner of the firm); and (ii) the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which included a contingent deferred sales charge; and (iii) the investor indicates on the account application that the purchase qualifies for a net asset value purchase and forwards to Princor either (a) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor, or (b) a copy of the confirmation from the other investment company showing the redemption transaction. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge. Investors availing themselves of this option should be aware that a redemption from another mutual fund will be a taxable event and may be subject to a surrender charge imposed by that fund.

       Also during the period beginning December 1, 1996 and ending January 31, 1997, investors may purchase Class A shares of the Funds at net asset value to the extent that this investment represents the proceeds of a redemption, within the preceding 60 days, of shares (the purchase price of which shares included a front-end sales charge on the redemption of which was subject to a contingent deferred sales charge) of another investment company. When making a purchase at net asset value pursuant to this provision, the investor must indicate on the account application that the purchase qualifies for a net asset value purchase and must forward to Princor either (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor Financial Services Corporation, or (ii) a copy of the confirmation from the other investment company showing the redemption transactions. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge.


       Purchases at a Reduced Sales Charge. A reduced sales charge is also available for purchases of Class A shares of the Funds, except the Limited Term Bond Fund, to the extent that the investment represents either the proceeds from a total surrender of a Pension Builder Annuity Contract ( an unregistered fixed annuity contract issued by Principal Mutual Life Insurance Company) or the death benefit proceeds of one or more life insurance policies or annuity contracts (other than an annuity contract issued to fund an employer-sponsored retirement plan that is not a SEP, salary deferral 403(b) plan or HR-10 plan) of which the shareholder is a beneficiary if one or more of such policies or contracts is issued by Principal Mutual Life Insurance Company, or any directly or indirectly owned subsidiary of Principal Mutual Life Insurance Company, and such investment is made in any Princor fund within one year after the date of death of the insured. (Shareholders should seek advice from their tax advisors regarding the tax consequences of distributions from annuity contracts.) Such shares may be purchased at net asset value plus a sales charge which ranges from a high of 2.50% to a low of 0% of the offering price (equivalent to a range of 2.56% to 0% of the net amount invested) according to the schedule below:



                                      Sales Charge as a % of:
                                                                       Net
                                            Offering                 Amount
  Amount of Purchase                         Price                  Invested
  ------------------                         -----                  --------
               Less than $500,000            2.50%                    2.56%
$500,000 but less than $1,000,000            1.50%                    1.52%
               $1,000,000 or more       No Sales Charge                0%


   Dealer Allowance as %
        of Offering
           Price
          ------
           2.10%
           1.25%
            .75%

Sales Charges for Employer-Sponsored Plans


       Administered Employee Benefit Plans. Class A shares of the Growth-Oriented Funds and Income- Oriented Funds, except Princor Limited Term Bond Fund and, in certain circumstances, Princor Tax-Exempt Bond Fund which is not available for certain retirement plans, are sold at net asset value to stock bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Internal Revenue Code of 1986, as amended, certain Section 403(b) Plans, Section 457 Plans and other Non-qualified Plans administered by Principal Mutual Life Insurance Company pursuant to a written service agreement ("Administered Employee Benefit Plans"). The service agreement between Principal Mutual Life Insurance Company and the employer relating to the administration of the plan includes a charge payable by the employer for any commissions which Princor is authorized to pay in connection with such sales. Principal Mutual Life Insurance Company in turn pays the amount of these charges to Princor. The commission payable by Princor in connection with any such sale will be determined in accordance with one of the following schedules:


                                  Schedule 1
Amount of Plain Contributions*         Amount Payable by Employer as a
         In each year                   Percent of Plan Contributions
         -------------                 ------------------------------
        The first $5,000                  4.50%
         The next $5,000                  3.00%
         The next $5,000                  1.70%
        The next $35,000                  1.40%
        The next $50,000                  0.90%
       The next $400,000                  0.60%
    Excess over $500,000                  0.25%


                                  Schedule 2
        The first $50,000                 3.00%
         The next $50,000                 2.00%
        The next $400,000                 1.00%
      The next $2,500,000                 0.50%
   Excess over $3,000,000                 0.25%
--------------------------------------------------------------------------
* Plan contributions directed to an annuity contract issued by Principal Mutual Life Insurance Company to fund the plan are combined with contributions directed to the Funds to determine the applicable commission charge.
--------------------------------------------------------------------------

       Generally, the commission level described in Schedule 2 will apply for salary deferral Plans and the commission level described in Schedule 1 will apply to other plans. No commission will be payable by the employer if shares of the Funds used to fund an Administered Employee Benefit Plan are purchased through a registered representative of Princor Financial Services Corporation who is also a Group Insurance Representative employee of Principal Mutual Life Insurance Company.

       Plans Other than Administered Employee Benefit Plans. Shares of the Funds are offered to fund certain sponsored Princor plans. These plans currently include Simplified Employee Pension Plans ("SEPs"), Salary Reduction Simplified Employee Pension Plans ("SAR/SEPs"), Non-Qualified Deferred Compensation Plans, Payroll Deduction Plans ("PDPs") and certain Association Plans. A PDP is a plan other than a 403(b) plan, that provides for investments to be made by or through an employer on behalf of the employees by means of periodic payroll deductions, or otherwise. An Association Plan is an arrangement whereby an association enters into a written agreement with Princor permitting the solicitation of the association's members. Other types of sponsored plans may be added in the future.

       When establishing an employer-sponsored plan, the employer chooses whether to fund the plan with either Class A shares or Class B shares. If Class A shares are used to fund the plan, all plan investments will be treated as made by a single investor to determine whether a reduced sales charge is available. The sales charge for purchases of less than $100,000 is 3.75% as a percentage of the offering price and 3.90% of the net amount invested. The regular sales charge table for Class A shares applies to purchases of $100,000 or more. Plan assets will not be combined with investments made outside of the plan by an employee, the employee's spouse and dependent children, or trusts primarily for the benefit of such persons, to determine the sales charge applicable to such investments. Investments made outside of the plan will not be included with plan assets to determine the sales charge applicable to the plan.

       If Class B shares are used to fund the plan and a plan participant has $250,000 or more invested in Class B shares, Class A shares will be purchased with plan contributions attributable to the plan participant, unless the plan participant elects otherwise.

       The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60-days notice to shareholders of existing accounts.

       Class B shares

       Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within six years of purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:



                      Contingent Deferred Sales Charge as a
                  Percentage of Dollar Amount Subject to Charge       Limited
        Years Since Purchase                 All Funds Except        Term Bond
            Payments Made                 Limited Term Bond Fund        Fund
           2 years or less                         4.0%                1.25%
  more than 2 years, up to 4 years                 3.0%                0.75%
  more than 4 years, up to 5 years                 2.0%                0.50%
  more than 5 years, up to 6 years                 1.0%                0.25%
          more than 6 years                        None                 None


       In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the six-year period. For information on how sales charges are calculated if shares are exchanged, see "How to Exchanges Shares" in the Prospectus.

       The CDSC will be waived on redemptions of Class B shares in connection with the following types of transactions:

       a.    Shares redeemed due to a shareholder's death;

       b. Shares redeemed due to the shareholder's disability, as defined in the Internal Revenue Code of 1986 (the "Code"), as amended;

       c. Shares redeemed from retirement plans to satisfy minimum distribution rules under the Code;

       d.    Shares redeemed to pay surrender charges;

       e.    Shares redeemed to pay retirement plan fees;

       f. Shares redeemed involuntarily from small balance accounts (values of less than $300);

       g. Shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class B shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year;

       h. Shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Code; or

       i. Shares redeemed from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55.

       Underwriting fees from the sale of shares for the periods indicated were as follows:


                                         Underwriting Fees for
                                      Fiscal Years Ended October 31,
                                       1995             1994         1993
                                       ----                          ----
Balanced Fund                      $266,479      $   658,322      $  440,799
Blue Chip Fund                      168,419          131,074         145,722
Bond Fund                           476,813          925,482       1,149,455
Capital Accumulation Fund           611,180          821,157         917,749
Emerging Growth Fund              1,293,597        1,345,381         785,000
Government Securities Income Fund   835,393        2,607,934       2,902,403
Growth Fund                       1,237,015        1,111,124         983,298
High Yield Fund                      93,608          106,780         105,270
Tax-Exempt Bond Fund                584,221        1,283,198       2,002,412
Utilities                           288,533          987,252      1,348,385*
World Fund                          739,560        1,558,089         421,612

* Period from November 16, 1992 (Date Operations Commenced) through October 31, 1993.

--------------------------------------------

DISTRIBUTION PLAN

       Rule 12b-1 of the Investment Company Act of 1940 (the "Act"), as amended, permits a mutual fund to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. A majority of the Board of Directors of each Fund, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan and who are not "interested persons" as defined in the Act, adopted the Distribution Plans as described below. No such Plan was adopted for Class A shares of the Money Market Funds. Shareholders of each class of shares of each Fund approved the adoption of the Plan for their respective class of shares.


       Class A Distribution Plan. Each of the Funds, except the Money Market Funds, has adopted a distribution plan for the Class A shares. The Class A Plan provides that the Fund will make payments from its assets to Princor pursuant to this Plan to compensate Princor and other selling Dealers for providing shareholder services to existing Fund shareholders and rendering assistance in the distribution and promotion of the Fund Class A shares to the public. The Fund will pay Princor a fee after the end of each month at an annual rate no greater than 0.25% (.15% for the Limited Term Bond Fund) of the daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public but may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.


       Class B Distribution Plan. Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net asset attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.


       Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (1.25% for the Limited Term Bond Fund) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Princor Funds. In addition, Princor may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to the Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.


       Class R Distribution Plan. Each of the Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, have adopted a distribution plan for the Class R shares. Each Class R Plan provides for payments by the Fund to Princor at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares.

       Although Class R shares are sold without an initial sales charge, Princor incurs certain distribution expenses. In addition, Princor may remit on a continuous basis up to .50% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.

       General Information Regarding Distribution Plans. A representative of Princor will provide to the Fund's Board of Directors, and the Board will review, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

       Whether any expenditure under the Plans is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. Any expenditure subject to such a limit will be included in the Fund's total operating expenses for purposes of determining compliance with the expense limit.

       If expenses under a Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to this Plan that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. If the aggregate payments received by Princor under a Plan in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor will promptly reimburse the Fund for the amount of the excess.

       The amount received from each Fund and retained by Princor during the year ended October 31, 1995 and the manner in which such amounts were spent pursuant to the Class A Distribution Plan for the last fiscal period of each of the Funds were as follows:


                                                                         EXPENDITURES

                                        Prospectus and
                                         Shareholder               Registered              Underwriter's
                               Amount       Report       Sales   Representative            Salaries and      Total
           Fund               Retained     Printing    Brochures Sales MaterialService Fees  Overhead    Expenditures

Balanced                       $155,772         $4,651   $14,688         $7,267     $64,660      $64,507      $155,772
Blue Chip                       111,480          3,941    13,932          6,207      32,202       55,197       111,480
Bond                            239,073          4,446    15,216          6,940     151,295       61,177       239,073
Capital Accumulation            348,586          5,355    17,075          8,366     246,737       71,053       348,586
Emerging Growth                 342,601          9,018    36,543         14,091     170,337      112,612       342,601
Government Securities Income    480,373          5,513    17,695         11,635     371,450       74,081       480,373
Growth                          341,141          8,202    23,821         12,760     198,204       98,154       341,141
High Yield                       96,747          3,473    13,810          5,428      21,991       52,045        96,747
Tax-Exempt Bond                 355,035          3,830    17,038          7,745     270,056       56,367       355,035
Utilities                       186,458          4,456    23,346          7,330      89,142       62,184       186,458
World                           298,574          8,731    25,266         17,820     140,381      106,376       298,574


       The amount received from each Fund and retained by Princor during the period ended October 31, 1995 and the manner in which such amounts were spent pursuant to the Class B Distribution Plan for the last fiscal period of each of the Funds were as follows:

                  Fund                     Amount Retained        Service Fees
                  ----                     ---------------        ------------
Balanced                                        $ 737                 $ 737
Blue Chip                                       1,256                 1,256
Bond                                            1,907                 1,907
Capital Accumulation                            1,374                 1,374
Emerging Growth                                 6,758                 6,758
Government Securities Income                    3,424                 3,424
Growth                                          5,392                 5,392
High Yield                                       501                   501
Tax-Exempt Bond                                 3,399                 3,399
Utilities                                       3,450                 3,450
World                                           3,217                 3,217

       A Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons (as defined in the Act), or by vote of a majority of the outstanding voting securities of the class of shares of a Fund to which the Plan relates. Any change in a Plan that would materially increase the distribution expenses of a class of shares of a Fund provided for in the Plan requires approval of the shareholders of the class of shares to which such increase would relate.

       While a Distribution Plan is in effect for a Fund, the selection and nomination of Directors who are not interested persons of that Fund will be committed to the discretion of the Directors who are not interested persons.

       Each Plan will continue in effect from year to year as long as its continuance is specifically approved at least annually by a majority vote of the directors of the Fund including a majority of the non-interested directors. The Plans for all Classes of shares were last approved by each Fund's Board of Directors, including a majority of the non-interested directors, on December 11, 1995.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

Growth-Oriented and Income-Oriented Funds

       The net asset values of the shares of each of the Growth-Oriented and Income-Oriented Funds are determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of that Fund's redeemable securities, on days during which a Fund receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The Funds treat as customary national business holidays those days on which the New York Stock Exchange is closed for New Year's Day (January 1), Washington's Birthday (third Monday in February), Good Friday (variable date between March 20 and April 23, inclusive), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November) and Christmas Day (December 25). The net asset value per share for each class of shares for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets attributable to that class, less all liabilities attributable to that class, by the number of Fund shares of that class outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is for exchanged-listed securities, the closing price; for United Kingdom-listed securities, the market-maker provided price; and for non-listed equity securities, the bid price. Non-listed corporate debt securities, government securities and municipal securities are usually valued using an evaluated bid price provided by a pricing service. If closing prices are unavailable for exchange-listed securities, generally the bid price, or in the case of debt securities an evaluated bid price, is used to value such securities. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations, prices provided by market makers, which may include dealers with which the Fund has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith through procedures established by the Board of Directors of the Fund.

       Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Funds

       The net asset value of each class of shares of each of the Money Market Funds is determined at the same time and on the same days as each of the Growth-Oriented Funds and Income-Oriented Funds as described above. The net asset value per share for each class of shares of each Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

       All securities held by the Money Market Funds will be valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

       Use of the amortized cost valuation method by the Money Market Funds requires each Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, each Fund can invest only in obligations determined by its Board of Directors to be of high quality with minimal credit risks.

       The Board of Directors for each of the Money Market Funds has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities thereof on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as appropriate, including: the sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

PERFORMANCE CALCULATION

     Each of the Princor Funds may from time to time advertise its performance in terms of total return or yield for each class of shares. The figures used for total return and yield are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses. These factors and possible differences in the methods used in calculating performance figures should be considered when comparing a Fund's performance to the performance of some other kind of investment.

       A Fund may also include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as Lipper Analytical Services, Weisenberger Investment Companies Services, Money Magazine, Forbes, The Wall Street Journal, Baron's, Changing Times, Fortune, U.S. News, W. R. Kipplinger's Personal Finance, USA Today, Investment Advisor and Stanger's Investment Advisor and comparisons of the performance of a Fund to that of various market indices, such as the S&P 500 Index, Valueline, Dow Jones Industrials Index, Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index and World Index, Lehman Brothers GNMA Index, Salomon Brothers Investment Grade Bond Index and Bond Buyer Municipal Index, Lehman Brothers BAA Corporate Index, Lehman Brothers High Yield Index, Lehman Brothers Revenue Bond Index, Merrill Lynch Corporate Government Bond Index and the Lehman Brothers Mutual Fund Short Government/Corporate Index.

Total Return

       When advertising total return figures, each of the Growth-Oriented Funds and Income-Oriented Funds will include its average annual total return for each of the one-, five- and ten-year periods (or for such shorter periods as the registration statement for the relevant class has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, a Fund may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the difference between the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) and the initial investment by the initial investment. Total return calculations assume the payment of the maximum front-end load (in the case of Class A shares) or the applicable CDSC (in the case of Class B shares). Average annual total return and cumulative total return may also be calculated for a specified period which reflect reduced sales charges or which reflect no sales charge or CDSC in order to illustrate the change in a Fund's net asset value over time.

       The following table shows as of October 31, 1995 average annual return for Class A shares for each of the Funds for the periods indicated:


          Fund                      1-Year          5-Year        10-Year

Balanced                           8.82             13.08           9.54(1)
Blue Chip                         16.89              9.67(2)       N/A
Bond                              14.10              9.83           9.55(1)
Capital Accumulation              12.40             15.76          11.51
Emerging Growth                   20.47             23.13          16.71(1)
Government Securities Income      11.94              8.25           9.13
Growth                            17.50             20.97          15.03
High Yield                         6.48             11.62           7.26
Tax-Exempt Bond                   10.57              7.62           7.33(3)
Utilities                         18.52              5.46(4)       N/A
World                             -3.72             10.82          10.97
(1) Period Beginning December 18, 1987 and ending October 31, 1995.
(2) Period Beginning March 1, 1991 and ending October 31, 1995.
(3) Period Beginning March 20,1986 and ending October 31, 1995.
(4) Period Beginning December 16, 1992 and ending October 31, 1995.
------------------------------------------------

             The following table shows as of October 31, 1995 average annual return for Class B shares for each of the Funds for the periods indicated:


          Fund                                          1-Year (1)
Balanced                                                14.72
Blue Chip                                               22.94
Bond                                                    13.98
Capital Accumulation                                    21.06
Emerging Growth                                         31.65
Government Securities Income                            12.07
Growth                                                  27.48
High Yield                                                8.20
Tax-Exempt Bond                                         13.97
Utilities                                               20.18
World                                                     5.77
(1) Period Beginning December 9, 1994 and ending October 31, 1995



Yield

Income-Oriented Funds

       Each of the Income-Oriented Funds calculates its yield by determining its net investment income per share for a 30-day (or one month) period, annualizing that figure (assuming semi-annual compounding) and dividing the result by the maximum public offering price for Class A shares or the net asset value for Class B and Class R shares for the last day of the same period. The following table shows as of October 31, 1995 the yield for Class A shares and Class B shares for each of the Income-Oriented Funds:


              Fund                          Yield as of October 31, 1995
-------------------------------        --------------------------------------

                                       Class A               Class B
Bond Fund                              6.12%                   5.68
Government Securities Income           6.22%                   5.69
Fund                                   8.51%                   7.92
High Yield Fund                        5.11%                   4.50
Tax-Exempt Bond Fund                   4.12%                   3.58
Utilities

       The Tax-Exempt Bond Fund may advertise a tax-equivalent yield, which is calculated by dividing that portion of the yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield which is not tax-exempt. As of October 31, 1995 the Fund's tax-equivalent yields for Class A and Class B shares were as follows:

            Tax-Equivalent Yield                 Assumed
  Class A               Class B                 Tax Rate
   7.10%                6.25%                    28.0%
   7.98%                7.03%                    36.0%
   8.46%                7.45%                    39.6%

Money Market Funds

       Each of the Money Market Funds may  advertise its yield and its effective
yield  and  the  Tax-Exempt   Cash   Management  Fund  may  also  advertise  its
tax-equivalent yield.

     Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of October 31, 1995, the Cash Management Fund's yield for Class A shares and Class B shares was 5.11% and 4.45%, respectively, and the Tax-Exempt Cash Management Fund's yield for Class A shares and Class B shares was 3.16% and 2.40%, respectively. Because realized capital gains or losses in a Fund's portfolio are not included in the calculation, the Fund's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, which includes net short-term realized gains or losses on the Fund's portfolio.

     Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of October 31, 1995, the Cash Management Fund's effective yield for Class A shares and Class B shares was 5.24% and 4.55%, respectively, and the Tax-Exempt Cash Management Fund's effective yield for Class A shares and Class B shares was 3.21% and 2.43%, respectively.

       Tax equivalent yield for the Tax-Exempt Cash Management Fund is computed by dividing that portion of the yield or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield or effective yield which is not tax-exempt. As of October 31, 1995 the Fund's tax-equivalent yield and tax-equivalent effective yield for Class A shares and Class B shares were as follows:

   Tax-Equivalent Yield       Tax-Equivalent Effective Yield         Assumed
   --------------------       ------------------------------
Class A        Class B      Class A                   Class B       Tax Rate
-------        -------      -------                   -------       --------
 4.39%         3.33%         4.46%                      3.38%           28%
 4.94%         3.75%         5.02%                      3.80%           36%
 5.23%         3.97%         5.31%                      4.02%           39.6%


       The yield quoted at any time for one of the Money Market Funds represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Fund's portfolio and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.

       The yield for either of the Money Market Funds will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Funds are open-end investment companies and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in either Fund is not insured. Investors comparing results of the Money Market Funds with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Funds.

       A Fund may include in its advertisements the compounding effect of reinvested dividends over an extended period of time as illustrated below.

The Power of Compounding

Fund shareholders who choose to reinvest their distributions get the advantage of compounding. Here's what happens to a $10,000 investment with monthly income reinvested at 6 percent, 8 percent and 10 percent over 20 years.

These figures assume no fluctuation in the value of principal. This chart is for illustration purposes only and is not intended as an indication of the results a shareholder may receive as a shareholder of a specific Fund. The return and capital value of an investment in a Fund will fluctuate so that the value, when redeemed, may be worth more or less than the original cost.



Year     6%      8%         10%
  0   $10,000   $10,000  $10,000
 20   $32,071   $46,610  $67,275

       A Fund may also include in its advertisements an illustration of the impact of income taxes and inflation on earnings from bank certificates of deposit ("CD's"). The interest rate on the hypothetical CD will be based upon average CD rates for a stated period as reported in the Federal Reserve Bulletin. The illustrated annual rate of inflation will be the core inflation rate as measured by the Consumer Price Index for the 12-month period ended as of the most recent month prior to the advertisement's publication. The illustrated income tax rate may include any federal income tax rate applicable to individuals at the time the advertisement is published. Any such advertisement will indicate that, unlike bank CD's, an investment in the Fund is not insured nor is there any guarantee that the Fund's net asset value or any stated rate of return will remain constant.

       An example of a typical calculation included in such advertisements is as follows: the after-tax and inflation-adjusted earnings on a bank CD, assuming a $10,000 investment in a six-month bank CD with an annual interest rate of 5.76% (monthly average six-month CD rate for the month of October, 1995, as reported in the Federal Reserve Bulletin) and an inflation rate of 2.8% (rate of inflation for the 12-month period ended October 31, 1995 as measured by the Consumer Price Index) and an income tax bracket of 28% would be $(67).

($10,000 x 5.76%) / 2 = $288 Interest for six-month period
                     -   81 Federal income taxes (28%)
                 -  140 Inflation's impact on invested principal
                                   ($10,000 x 2.8%) / 2
                           ($ 67) After-tax, inflation-adjusted earnings

       A Fund may also include in its advertisements an illustration of tax-deferred accumulation versus currently taxable accumulation in conjunction with the Fund's use as a funding vehicle for 403(b) plans, IRAs or other retirement plans. The illustration set forth below assumes a monthly investment of $200, an annual return of 8% compounded monthly, and a 28% tax bracket.

       The information is for illustrative purposes only and is not meant to represent the performance of any of the Princor Funds. An investment in the Princor Funds is not guaranteed; values and returns generally vary with changes in market conditions.

                     Tax-deferred vs. taxable savings plan

                         _______________________________________________$300,059

                         -----------------------------------------------

                         _______________________________________________$192,844

                         -----------------------------------------------

                         -----------------------------------------------

                         -----------------------------------------------

                         -----------------------------------------------
                 Years:  5    10    15    20    25    30

                   ---    With a tax-deferred savings plan
                   ---    Without a tax-deferred savings plan

TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

       It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, each Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amount so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. Each Fund intends to comply with the Act's requirements and to avoid this excise tax.

       Dividends from net investment income will be eligible for a 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. Distributions from the Money Market Funds and Income-Oriented Funds (except Princor Utilities Fund) are generally not eligible for the corporate dividend received deduction.

       All taxable dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January will be deemed to have been distributed to shareholders in December. Each Fund will inform its shareholders of the amount and nature of their taxable income dividends and capital gain distributions. Dividends from a Fund's net income and distributions of capital gains, if any, may also be subject to state and local taxation.

       The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

     A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sales or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

       If a shareholder (i) incurs a sales load in acquiring shares of the Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

       Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Special Tax Considerations

       Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund

       The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund also intend to qualify to pay "exempt-interest dividends" to their respective shareholders. An exempt-interest dividend is that part of dividend distributions made by either Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. Each Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

       If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares will be treated as a long term capital loss to the extent such loss exceeds any exempt-interest dividend received with respect to such shares, and will be disallowed to the extent of such exempt-interest dividend.

       Interest  on  indebtedness  incurred or  continued  by a  shareholder  to purchase or carry shares of either of these Funds is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Funds.

       From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If any such legislation as enacted would eliminate or significantly reduce the availability of Municipal Obligations, it could adversely affect the ability of the Funds to continue to pursue their respective investment objectives and policies. In such event, the Funds would reevaluate their investment objectives and policies.

       World Fund

     If under the investment manager's flexible investment policy, the World Fund should invest the greater part of its assets abroad (as to which no assurance can be given), then in each fiscal year when, at the close of such year, more than 50% of the value of the Fund's total assets are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Code to permit its Shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, Shareholders should include in their report of gross income in their federal income tax returns both cash dividends received from the Fund and also the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit or tax deduction is subject to certain limitations. Shareholders or prospective shareholders should consult their tax advisors on how these provisions apply to them.

       Futures Contracts and Options

       As previously discussed, some of the Princor Funds may invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

       Short-Term Capital Gains

       One of the requirements each Fund must meet to qualify as a regulated investment company under federal tax law is that it must derive less than 30% of its gross income from gains on the sale or other disposition of securities held for less than three months. Accordingly, each Fund will be restricted in selling securities held or considered under Code rules to have been held for less than three months and in engaging in certain transactions to obtain or close positions in options and futures contracts.

       Taxation of IRA Distributions

       Distributions from IRAs are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received from an IRA prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the participant's death or disability or if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and the participant's designated beneficiary.

       Generally, distributions from IRAs must commence not later than April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the participant (or the participant and beneficiary.) A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the participant dies before his or her entire interest in the IRA has been distributed, the participant's entire interest must be distributed at least as rapidly as under the method of distribution being used as of the date of that person's death. If the shareholder dies prior to beginning any distributions from the IRA, the entire interest in the IRA will be distributed (1) within five years after the date of the participant's death or (2) as periodic payments which will begin within one year of the participant's death and which will be made over the life expectancy of the participant's designated beneficiary. However, if the participant's designated beneficiary is the surviving spouse, the IRA may be continued with the surviving spouse deemed to be the new IRA participant.

       The Code permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

GENERAL INFORMATION AND HISTORY

     The Balanced Fund was incorporated under the laws of Maryland on November 26, 1986. Effective December 5, 1994, its name was changed from Princor Managed Fund, Inc. to Princor Balanced Fund, Inc.

       The Emerging Growth Fund was incorporated under the laws of Maryland on February 20, 1987. Effective March 1, 1992, its name was changed from Princor Aggressive Growth Fund, Inc. to Princor Emerging Growth Fund, Inc.

FINANCIAL STATEMENTS

       The financial statements for each of the Princor Funds for the year ended October 31, 1995 appearing in the Annual Reports to shareholders and the reports thereon of Ernst & Young LLP, independent auditors, appearing therein are incorporated by reference in this Statement of Additional Information. The Annual Reports will be furnished without charge, to investors who request copies of the Statement of Additional Information.


     The statement of net assets of the Limited Term Bond Fund as of February 13, 1996 and the report of Ernst & Young LLP thereon are provided herein following the Appendix.


APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

Aaa:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       CONDITIONAL  RATING:  Bonds  for  which  the  security  depends  upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

       RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

       SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

       Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

             Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

             Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

             Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.
             Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

       A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers, or lessees.

       The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

       The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

       The   ratings  are  based,   in  varying   degrees,   on  the   following
considerations:

    I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

   II.   Nature of and provisions of the obligation;

  III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

        AAA:

        Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

        AA:

        Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
        A:

        Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB:

        Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

        BB, B, CCC, CC:

        Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        C:

        The rating "C" is reserved for income bonds on which no interest is being paid.


        D:

        Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

        Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

        NR:

        Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

        A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

        A:

        Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

        A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

        A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

        A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

        B:

        Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

        C:

        This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

        D:

        This rating indicates that the issue is either in default or is expected to be in default upon maturity.

        The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

        Standard & Poor's rates notes with a maturity of less than three years as follows:

        SP-1 A very strong, or strong, capacity to pay principal and interest.
             Issues that possess overwhelming safety characteristics will be given a "+" designation.

        SP-2 A satisfactory capacity to pay principal and interest.

        SP-3 A speculative capacity to pay principal and interest.

                      Princor Limited Term Bond Fund, Inc.

                             Statement of Net Assets

                                February 13, 1996






Assets - cash in bank                                $10,000,000
                                                 ===================
                                                 ===================

Net assets (100%) applicable to Capital
  Stock outstanding (Note 3)                         $10,000,000
                                                 ===================
                                                 ===================

Net asset value per share - Class A                    $10.00
                                                 ===================



See accompanying notes.

                      Princor Limited Term Bond Fund, Inc.

                        Notes to Statement of Net Assets

                                February 13, 1996




1.  Organization

Princor  Limited  Term Bond Fund,  Inc.  ("the  Fund") is  registered  under the
Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. On February 13, 1996, the initial purchase of 1,000,000 shares of Capital Stock was made by Principal Mutual Life Insurance Company who is the indirect parent of Invista Capital Management, Inc. and Princor Financial Services Corporation, parent of Princor Management Corporation.

All organizational expenses have been paid by Princor Management Corporation. Certain officers and directors of the Fund are also officers of Principal Mutual Life Insurance Company, Princor Financial Services Corporation, Invista Capital Management, Inc., and Princor Management Corporation.


2.  Operations

The Fund has agreed to pay investment advisory and management fees to Princor Management Corporation ("the Manager") computed at an annual percentage rate of the Fund's average daily net assets. The rate used in this calculation is .50% of the first $100 million of the Fund's average daily net assets. The Manager has subcontracted the investment advisory services to Invista Capital Management, Inc.

The Fund also reimburses the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

The Manager has agreed to reimburse  the Fund  annually  for its total  expenses
(excluding brokerage commissions, interest and taxes) in excess of limits prescribed by any state in which the Fund's shares are offered for sale
(currently 2-1/2% of the first $30 million of the Fund's average annual net assets, 2% of the next $70 million of such assets, and 1-1/2% of such assets in excess thereof).

The Manager may, at its option, waive all or part of its compensation for such period of time as it deems necessary or appropriate.

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to its shareholders.

                      Princor Limited Term Bond Fund, Inc.

3.  Capital Stock

Net assets as of February 13, 1996 consisted of:

   Capital Stock - Class A                                    $       10,000
   Additional paid-in capital                                      9,990,000
                                                            ------------------
                                                            ==================
   Net assets                                                    $10,000,000
                                                            ==================

Capital Stock, as of February 13, 1996, consisted of:

   Par value                                                           $.01
   Shares authorized                                             100,000,000
   Shares issued and outstanding - Class A                         1,000,000

The Fund is authorized to issue three classes of shares: Class A which are sold with an initial sales charge, Class B which are sold without an initial sales charge but is subject to a declining contingent deferred sales charge, and Class R which are sold without an initial sales charge or a contingent deferred sales charge.

Of  the  100,000,000   authorized  shares,  the  Fund  presently  has  allocated
25,000,000 shares each for issuance of Class A, Class B, and Class R shares.

                         Report of Independent Auditors








The Board of Directors and Shareholder
Princor Limited Term Bond Fund, Inc.


We have audited the accompanying statement of net assets of Princor Limited Term Bond Fund, Inc. as of February 13, 1996. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of cash held as of February 13, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Princor Limited Term Bond
Fund, Inc. at February 13, 1996, in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP


Des Moines, Iowa
February 13, 1996

                                     PART C
                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements included in the Registration Statement
                      (1)   Part A:
                            Financial Highlights for each of the six years in the period ended October 31, 1995, for the period from July 1, 1989 through October 31, 1989 and the four years ended June 30, 1989.
                      (2)   Part B:
                                  None
                      (b)   Exhibits
                            (1a)  Articles Supplementary
                            (1b)  Articles of Amendment and Restatement
                            (2)   Bylaws
                            (5a)  Management Agreement
                            (5b)  Investment Service Agreement
                            (6a)  Distribution Agreement
                            (6b)  Princor Funds' Application
                            (6c)  Princor Funds' R Share Application
                            (8a)  Custody Agreement
                            (9a)  Dealer Selling Agreement
                            (10)  Opinion of Counsel
                            (11)  Consent of Independent Auditors
                            (12) Audited Financial Statements as of October 31, 1995, including the Report of Ernst & Young LLP, independent auditors for the Registrant. (Filed 12/14/95)
                            (13)  Investment Letter
                            (14a) Principal Mutual IRA Plan (Filed 12/14/95)
                            (14b) Principal Mutual SEP Plan (Filed 12/14/95)
                            (14c) Principal Mutual 403(b) Plan (Filed 12/14/95)
                            (14d) Principal Mutual IRA Plan - R Shares
                            (15a) 12b-1 Plan - Class A Shares (Filed 12/14/95)
                            (15b) 12b-1 Plan - Class B Shares (Filed 12/14/95)
                            (15r) 12b-1 Plan - Class R Shares (Filed 12/14/95)
                            (16a) Performance Quotations-Class A Shares
                            (16b) Performance Quotations-Class B Shares
                            (18)  Multiple Class Distribution Plan


Item 25.     Persons Controlled by or Under Common Control with Depositor

                      Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa);

                      Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

                         Principal Asset Allocation Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

                         Principal Aggressive Growth Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

                         Princor Balanced Fund, Inc.a Maryland Corporation) 14.48% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Principal Balanced Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

                         Princor Blue Chip Fund, Inc. (a Maryland Corporation) 12.68% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Princor Bond Fund, Inc. (a Maryland Corporation) 1.79% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Principal Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

                         Princor Capital Accumulation Fund, Inc. (a Maryland Corporation) 44.14% of outstanding shares owned by Principal Mutual Life Insurance Company on
                         February 13, 1996.

                         Principal Capital Accumulation Fund, Inc. (a Maryland Corporation) 100.0% of outstanding shares owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

                         Princor Cash Management Fund, Inc. (a Maryland Corporation) 1.26% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on February 13, 1996.

                         Princor Emerging Growth Fund, Inc. (a Maryland Corporation) 0.83% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Principal Emerging Growth Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

                         Princor Government Securities Income Fund, Inc. (a Maryland Corporation) 0.39% of shares outstanding owned by Principal Mutual Life Insurance Company on
                         February 13, 1996.

                         Principal Government Securities Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

                         Princor Growth Fund, Inc. (a Maryland Corporation) 0.70% of outstanding shares owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Principal Growth Fund, Inc. (a Maryland Corporation) 100.0% of outstanding shares are owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

                         Princor High Yield Fund, Inc. (a Maryland Corporation) 35.34% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Principal High Yield Fund, Inc.(a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

                         Princor Limited Term Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

                         Principal Money Market Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

                         Principal Special Markets Fund, Inc. (a Maryland Corporation) 79.25% of the shares outstanding of the International Securities Portfolio and 82.79% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Princor Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.60% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Princor Tax-Exempt Cash Management Fund, Inc. (a Maryland Corporation) 0.87% of shares outstanding owned by Principal Mutual Life Insurance Company on
                         February 13, 1996.

                         Princor Utilities Fund, Inc. (a Maryland Corporation) 1.34% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Princor World Fund, Inc. (a Maryland Corporation) 20.50% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                         Principal World Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

                      Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

                         Principal Life Insurance  Company (an Iowa Corporation)
                             A general insurance and annuity company. It is not currently active.

                         Principal Holding Company (an Iowa Corporation)
                             A holding company wholly-owned by Principal Mutual Life Insurance Company.

                         PT Asuransi Jiwa Principal Egalita Indonesia

                      Subsidiaries wholly-owned by Principal Holding Company:

                      a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

                      b. Patrician Associates, Inc.(a California Corporation) a real estate development company.

                      c. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

                      d. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

                      e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

                      f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

                      g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

                      h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

                      i. Principal Securities Holding Corp. (a Delaware Corporation) a holding company.

                      j. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

                      k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

                      l. Principal Asset Markets, Inc.(an Iowa Corporation) a residential mortgage loan broker.

                      m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

                      n. Principal International, Inc.(an Iowa Corporation) a company formed for the purpose of international business development.

                      o. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

                      p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases and manages commercial real estate in the secondary market.

                      q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

                      r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company

                      s. Equity FC, LTD. (an Iowa Corporation) engaged in investment transactions including limited partnership and limited liability companies.

                      Subsidiaries organized and wholly-owned by Princor Financial Services Corporation:

                      a. Princor Management Corporation (an Iowa Corporation) a registered investment advisor.

                      b. Principal Investors Corporation (a New Jersey Corporation) a registered broker-dealer with the Securities Exchange Commission. It is not currently active.

                      Subsidiary wholly owned by Principal Securities Holding
                      Corporation:

                            Principal Financial Securities, Inc. (a Delaware Corporation) an investment banking and securities brokerage firm.

                      Subsidiaries organized and wholly-owned by Principal Health Care, Inc.:

                      a. Principal Health Care of Illinois, Inc. (an Illinois Corporation) a health maintenance organization.

                      b. Principal Health Care of Nebraska, Inc. (a Nebraska Corporation) a health maintenance organization.

                      c. Principal Health Care of Delaware, Inc. (a Delaware Corporation) a health maintenance organization.

                      d. Principal Health Care of Georgia, Inc. (a Georgia Corporation) a health maintenance organization.

                      e. Principal Health Care of Kansas City, Inc. (a Missouri Corporation) a health maintenance organization.

                      f. Principal Health Care of Louisiana, Inc.(a Louisiana Corporation) a health maintenance organization.

                      g. Principal Health Care of Florida, Inc. (a Florida Corporation) a health maintenance organization.

                      h. United Health Care Services of Iowa, Inc. (an Iowa Corporation) a preferred provider organization.

                      i. Principal Health Care of Iowa, Inc. (an Iowa Corporation) a health maintenance organization.

                      j. Principal Health Care of Indiana, Inc. (a Delaware Corporation) a health maintenance organization.

                      k. Principal Behavioral Health Care, Inc. (an Iowa Corporation) a mental and nervous substance abuse preferred provider organization.

                      l. America's Health Plan, Inc. (a Maryland Corporation) a developer of discount provider networks.

                      m. Principal Health Care of Tennessee, Inc.(a Tennesse Corporation) a health maintenance organization.

                      n. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

                      o. Principal Health Care of The Carolinas (a North Carolina Corporation) a health maintenance organization.

                      p. Principal Health Care of South Carolina, Inc. (a South Carolina Corporation) a health maintenance organization

                      q. PHC Merging Company (a Florida Corporation) It is not currently active.

                      r. Principal Health Care of Pennsylvania, Inc. (a Pennsylvania Corporation) It is not currently active.

                      Subsidiary owned by Principal Health Care of
                      Delaware, Inc.:

                            Principal Health Care of the Mid-Atlantic, Inc. (a Virginia Corporation) a health maintenance organization.

                      Subsidiaries owned by Principal International, Inc.:

                      a. Grupo Financiero Principal S.A. De Seguros De Vida (a Spain Corporation).

                      b. Principal Internacional, S.A. Compania De Seguros (a Mexico Corporation).

                      c. Principal International Argentina, S.A. (an Argentina Corporation).

                      d. Principal International ASIA Limited (Goldchin Champ, Limited) (a Hong Kong Corporation).

                      e. Principal International De Chile S.A. (a Chile Corporation)

                      Subsidiary owned by Grupo Financiero Principal S.A. De Seguros De Vida:

                            Agencia De Seguros, SA (a Spain Corporation). It is not currently active.

                      Subsidiaries owned by Principal International Argentina, S.A.:

                      a. Ethika, S.A. Administradora De Fondos De Jubilaciones De Pensiones (an Argentina Corporation)

                      b. Jacaranda Administradora De Fondos De Jubilaciones Y Pensiones S. A. (an Argentina Corporation)

                      b. Princor Compania De Seguros De Retiro S.A. (an Argentina Corporation).

                      c. Prinlife Compania De Seguros De Vida, S.A. (an Argentina Corporation)

                      Subsidiaries owned by Principal International De
                      Chile S.A.:

                            Banrenta Compania De Seguros De Vida Vanmedica S.A. (a Chile Corporation)

Item 26.       Number of Holders of Securities - As of:  January 31, 1996

                     (1)                                       (2)
               Title of Class                             Number of Holders
                      Princor Cash Management Fund, Inc.
               Common-Class A                                  14,285
               Common-Class B                                      12
               Common-Class R                                     N/A

Item 27.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or


      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 28.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Princor Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

              *Michael J. Beer                    The Principal              See Part B
               Vice President                     Financial Group
                                                  Des Moines, Iowa
                                                  50392

               Mary L. Bricker                    Same                       Assistant Corporate
               Assistant Corporate                                           Secretary
               Secretary                                                     Principal Mutual Life
                                                                             Insurance Company

               Ray S. Crabtree                    Same                       Senior Vice President
               Director                                                      Principal Mutual Life
                                                                             Insurance Company

               David J. Drury                     Same                       Chief Executive Officer
               Director                                                      and Chairman of the Board
                                                                             Principal Mutual Life
                                                                             Insurance Company

               Paul N. Germain                    Same                       Operations Officer
               Operations Officer                                            Princor Financial Services
                                                                             Corporation

              *Ernest H. Gillum                   Same                       See Part B
               Assistant Vice President

              *J. Barry Griswell                  Same                       See Part B
               Chairman of the Board
               and Director

               Joyce N. Hoffman                   Same                       Vice President and
               Vice President and                                            Corporate Secretary
               Corporate Secretary                                           Principal Mutual Life
                                                                             Insurance Company

               Theodore M. Hutchison              Same                       Executive Vice President
               Director                                                      Principal Mutual Life
                                                                             Insurance Company

              *Stephan L. Jones                   Same                       See Part B
               President and Director

               Ronald E. Keller                   Same                       Executive Vice President
               Director                                                      Principal Mutual Life
                                                                             Insurance Company

               Sterling R. Kosmicke               Same                       President and Director
               Vice President                                                Invista Capital Management,
                                                                             Inc.

              *Michael D. Roughton                Same                       See Part B
               Counsel

               Charles E. Rohm                    Same                       Executive Vice President
               Director                                                      Principal Mutual Life
                                                                             Insurance Company

               Dewain A. Sparrgrove               Same                       Vice President -
               Vice President                                                Investment Securities
                                                                             Principal Mutual Life
                                                                             Insurance Company

              *Jerry G. Wisgerhof                 Same                       See Part B
               Vice President and
               Treasurer

     Princor Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Balanced Fund, Inc., Principal Money Market Fund, Inc., Principal Special Markets Fund, Inc., Principal Utilities Fund, Inc., Principal World Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Balanced Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Limited Term Bond Fund, Inc., Princor Utilities Fund, Inc. and Princor World Fund, Inc. - funds sponsored by Principal Mutual Life Insurance Company.

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Balanced Fund, Inc., Principal Money Market Fund, Inc., Principal Special Markets Fund, Inc., Principal Utilities Fund, Inc., Principal World Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Balanced Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Limited Term Bond Fund, Inc., Princor Utilities Fund, Inc., Princor World Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate AccountB, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section403(b) of the Internal Revenue Code, Section 457 retirement plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

               (b)      (1)                       (2)                             (3)
                                                  Positions
                                                  and offices                     Positions and
               Name and principal                 with principal                  offices with
               business address                   underwriter                     registrant

               J. Barbara Alvord                  Marketing Officer              None
               The Principal
               Financial Group
               Des Moines, IA 50392

               Robert W. Baehr                    Marketing Services             None
               The Principal                      Officer
               Financial Group
               Des Moines, IA 50392

               Michael J. Beer                    Vice President                  Vice President
               The Principal
               Financial Group
               Des Moines, IA 50392

               Mary L. Bricker                    Assistant Corporate             None
               The Principal                      Secretary
               Financial Group
               Des Moines, IA 50392

               Ray S. Crabtree                    Director                        None
               The Principal
               Financial Group
               Des Moines, IA 50392

               David J. Drury                     Director                        None
               The Principal
               Financial Group
               Des Moines, IA 50392

               Arthur S. Filean                   Vice President                  Vice President
               The Principal                                                      and Secretary
               Financial Group
               Des Moines, IA 50392

               Paul N. Germain                    Assistant Vice President-       None
               The Principal                      Operations
               Financial Group
               Des Moines, IA  50392

               Ernest H. Gillum                   Assistant Vice President-       Assistant
               The Principal                      Registered Products             Secretary
               Financial Group
               Des Moines, IA 50392

               Thomas J. Graf                     Director                        None
               The Principal
               Financial Group
               Des Moines, IA 50392

               J. Barry Griswell                  Director and                    Director and
               The Principal                      Chairman of the                 Chairman of the
               Financial Group                    Board                           Board
               Des Moines, IA 50392

               Joyce N. Hoffman                   Vice President and              None
               The Principal                      Corporate Secretary
               Financial Group
               Des Moines, IA 50392

               Theodore M. Hutchison              Director                        None
               The Principal
               Financial Group
               Des Moines, IA 50392

               Stephan L. Jones                   Director and                    Director and
               The Principal                      President                       President
               Financial Group
               Des Moines, IA 50392

               Ronald E. Keller                   Director                        Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               John R. Lepley                     Senior Vice                     None
               The Principal                      President - Marketing
               Financial Group                    and Distribution
               Des Moines, IA 50392

               Gregg R. Narber                    Director                        None
               The Principal
               Financial Group
               Des Moines, IA 50392

               Richard H. Neil                    Director                        None
               The Principal
               Financial Group
               Des Moines, IA 50392

               Layne A. Rasmussen                 Controller                      None
               The Principal
               Financial Group
               Des Moines, IA 50392

               Charles E. Rohm                    Director                        None
               The Principal
               Financial Group
               Des Moines, IA 50392

               Michael D. Roughton                Counsel                         Counsel
               The Principal
               Financial Group
               Des Moines, IA 50392

               Jean B. Schustek                   Compliance Officer              None
               The Principal
               Financial Group
               Des Moines, IA  50392

               Roger C. Stroud                    Assistant Director-             None
               The Principal                      Marketing
               Financial Group
               Des Moines, IA 50392

               Jerry G. Wisgerhof                 Treasurer                       Treasurer
               The Principal
               Financial Group
               Des Moines, IA 50392

               Peter D. Zornik                    Arkansas State Director         None
               The Principal
               Financial Group
               Des Moines, IA 50392

               (c)    Inapplicable.

Item 30.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Mutual Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.       Management Services

               Inapplicable.

Item 32.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 21st day of February, 1996.


                                        PRINCOR CASH MANAGEMENT FUND, INC.

                                                  (Registrant)



                                       By              S. L. JONES
                                          ______________________________________
                                                  S. L. Jones, President
                                                  and Director


Attest:


ERNEST H. GILLUM
______________________________________
E. H. Gillum
Assistant Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



   S. L. JONES                                                         2/21/96
_____________________________       President and Director            __________
                                   (Principal Executive Officer)


                                                                       2/21/96
   J. B. GRISWELL                  Director and                       __________
_____________________________      Chairman of the Board


                                                                       2/21/96
   J. G. WISGERHOF                 Treasurer (Principal Financial     __________
_____________________________      and Accounting Officer)


                                                                       2/21/96
   (J. D. Davis)*                  Director                           __________
_____________________________


                                                                       2/21/96
   (R. W. Ehrle)*                  Director                           __________
_____________________________


                                                                       2/21/96
   (P. A. Ferguson)*               Director                           __________
_____________________________


                                                                       2/21/96
   (R. W. Gilbert)*                Director                           __________
_____________________________


                                                                       2/21/96
   (R. E. Keller)*                 Director                           __________
_____________________________


                                                                       2/21/96
   (B. A. Lukavsky)*               Director                           __________
_____________________________


                                                                       2/21/96
   (R. G. Peebler)*                Director                           __________
_____________________________



                                        *By     S. L. JONES
                                           _____________________________________
                                           S. L. Jones
                                           President and Director


                                                 February 21, 1996
                                            ______________________________, 1996
                                            Pursuant to Powers of Attorney
                                            Previously Filed or Included

                              POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             R. G. Peebler

                             POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             J. D. Davis

                                POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             B. A. Lukavsky

                                POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             S. L. Jones

                                POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             R. W. Ehrle

                                POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             R. E. Keller

                                  POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             R. W. Gilbert

                               POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             P. A. Ferguson

                                POWER OF ATTORNEY

     The undersigned hereby constitutes and appoints S. L. Jones and J. B. Griswell and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 21st day of February, 1996.


                                             J. B. Griswell